UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 786-3309

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic US Equity Fund

The Symmetry Panoramic Trust

Class I Shares - SPUSX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$62	0.55%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 26.27% and bested its benchmark, the MSCI US Broad Market Index, by 0.13%. With respect to style factors, small capitalization and low volatility trailed the broad market benchmark in the US while quality, value, and momentum outperformed. In the trailing 3-year period, the Fund was up 8.26% annualized and bested its benchmark by 0.34%.

Fiscal 2024 was a very strong year for both equity and fixed income investors across the globe. As economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged. The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 . Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally and especially so in the United States.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors. While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods. Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term. We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic US Equity Fund, Class I Shares - $19600	MSCI US Broad Market Index (Gross) (USD)* - $22164
Nov/18	$10000	$10000
Aug/19	$10626	$10863
Aug/20	$11341	$13192
Aug/21	$15446	$17632
Aug/22	$14050	$15285
Aug/23	$15522	$17571
Aug/24	$19600	$22164

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/us-equity-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Equity Fund, Class I Shares	26.27%	13.02%	12.29%
MSCI US Broad Market Index (Gross) (USD)*	26.14%	15.33%	14.69%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$461,301,285	610	$1,497,648	33%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.2%
Short-Term Investment	1.1%
Utilities	1.1%
Materials	1.8%
Energy	2.8%
Consumer Staples	3.8%
Communication Services	5.3%
Health Care	7.3%
Consumer Discretionary	7.5%
Financials	9.5%
Industrials	10.3%
Information Technology	16.0%
Registered Investment Companies	33.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	4.9%
DFA Real Estate Securities Portfolio, Cl I	4.8%
DFA US Targeted Value Portfolio, Cl I	4.3%
Dimensional US Targeted Value ETF	3.4%
Microsoft	3.2%
Apple	2.9%
NVIDIA	2.8%
Avantis U.S. Small Capital Value ETF	2.7%
Vanguard US Value Factor ETF	2.4%
iShares MSCI USA Momentum Factor ETF	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund / Class I Shares - SPUSX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-7

Symmetry Panoramic International Equity Fund

The Symmetry Panoramic Trust

Class I Shares - SPILX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$71	0.65%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 17.37% but trailed its benchmark, the MSCI ACWI ex USA IMI NR, by 0.41%. With respect to style factors, in ex USA Developed Markets, size and low volatility underperformed while value and momentum outperformed. In Emerging Markets, size and low volatility underperformed while value, quality, and momentum outperformed. In the trailing 3-year period, the Fund was up 1.96% annualized and bested its benchmark by 0.25%.

Fiscal 2024 was a very strong year for both equity and fixed income investors across the globe. As economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged. The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024. Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors. While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods. Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term. We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic International Equity Fund, Class I Shares - $14552	MSCI ACWI ex-USA IMI (Net) (USD)* - $15005
Nov/18	$10000	$10000
Aug/19	$10293	$10391
Aug/20	$10744	$11291
Aug/21	$13728	$14260
Aug/22	$11218	$11413
Aug/23	$12398	$12739
Aug/24	$14552	$15005

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/international-equity-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic International Equity Fund, Class I Shares	17.37%	7.17%	6.68%
MSCI ACWI ex-USA IMI (Net) (USD)*	17.78%	7.63%	7.24%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$231,275,757	362	$824,834	29%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	6.3%
France	0.9%
Spain	0.9%
Denmark	1.0%
United Kingdom	1.2%
Germany	1.2%
South Korea	1.4%
Italy	1.4%
Canada	2.3%
China	3.4%
Taiwan	3.4%
Japan	6.8%
United States	69.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.1%
DFA Emerging Markets Portfolio, Cl I	7.4%
DFA International High Relative Profitability Portfolio, Cl I	5.4%
Avantis Emerging Markets Equity ETF	5.3%
DFA International Value Portfolio, Cl I	5.1%
DFA International Small Cap Value Portfolio, Cl I	5.0%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.6%
iShares MSCI EAFE Min Vol Factor ETF	3.5%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.5%
AQR International Defensive Style Fund, Cl R6	3.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/international-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic International Equity Fund / Class I Shares - SPILX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-4

Symmetry Panoramic Global Equity Fund

The Symmetry Panoramic Trust

Class I Shares - SPGEX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$62	0.56%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 22.57% but trailed its benchmark, the MSCI ACWI ex USA IMI NR, by 0.05%. With respect to style factors in the US, small capitalization and low volatility trailed the broad market benchmark, while quality (profitability), value, and momentum outperformed. In ex USA Developed Markets, size and low volatility underperformed while value and momentum outperformed. In Emerging Markets, size and low volatility underperformed while value, quality, and momentum outperformed.  Fiscal 2024 was a strong year for equity investors across the globe. The global equity  market was up more than 20% for the fiscal year, with ex USA developed equities   and emerging markets equities   strongly positive but trailing the US equity market which was up over 26%.  In the trailing 3-year period, the Fund was up 5.64% annualized and bested its benchmark by 0.45%.

As global economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  In the US, the Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 .  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors globally.  While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods.  Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term.  We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Global Equity Fund, Class I Shares - $17393	MSCI ACWI IMI (Net) (USD)* - $18576
Nov/18	$10000	$10000
Aug/19	$10499	$10625
Aug/20	$11126	$12266
Aug/21	$14752	$15959
Aug/22	$12889	$13367
Aug/23	$14190	$15149
Aug/24	$17393	$18576

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-equity-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Equity Fund, Class I Shares	22.57%	10.62%	10.00%
MSCI ACWI IMI (Net) (USD)*	22.62%	11.82%	11.26%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$426,631,863	915	$1,301,411	31%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	2.7%
France	0.4%
Sweden	0.4%
Denmark	0.4%
Germany	0.4%
United Kingdom	0.5%
South Korea	0.6%
Italy	0.6%
Canada	0.9%
Taiwan	1.3%
China	1.4%
Japan	2.7%
United States	87.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA US Targeted Value Portfolio, Cl I	4.1%
DFA Large Cap International Portfolio, Cl I	3.7%
DFA Real Estate Securities Portfolio, Cl I	2.9%
iShares MSCI Global Min Vol Factor ETF	2.9%
iShares MSCI USA Momentum Factor ETF	2.9%
DFA International High Relative Profitability Portfolio, Cl I	2.2%
DFA International Value Portfolio, Cl I	2.0%
Microsoft	1.8%
DFA International Small Cap Value Portfolio, Cl I	1.7%
Apple	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic Global Equity Fund / Class I Shares - SPGEX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-2

Symmetry Panoramic Tax-Managed Global Equity Fund

The Symmetry Panoramic Trust

Class I Shares - SPGTX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$46	0.42%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 21.08% but trailed its benchmark, the MSCI ACWI ex USA IMI NR, by 1.54%. With respect to style factors in the US, small capitalization and low volatility trailed the broad market benchmark, while quality, value, and momentum outperformed. In ex USA Developed Markets, size and low volatility underperformed while value and momentum outperformed. In Emerging Markets, size and low volatility underperformed while value, quality, and momentum outperformed. Fiscal 2024 was a strong year for equity investors across the globe. The global equity market was up more than 20% for the fiscal year, with ex USA developed equities and emerging markets equities strongly positive but trailing the US equity market which was up over 26%. In the trailing 3-year period, the Fund was up 5.52% annualized and bested its benchmark by 0.33%.

As global economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  In the US, the Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024.  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors globally.  While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods.  Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term.  We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares - $17438	MSCI ACWI IMI (Net) (USD)* - $18576
Nov/18	$10000	$10000
Aug/19	$10520	$10625
Aug/20	$11219	$12266
Aug/21	$14840	$15959
Aug/22	$12869	$13367
Aug/23	$14402	$15149
Aug/24	$17438	$18576

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-equity-fund-2/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	21.08%	10.64%	10.05%
MSCI ACWI IMI (Net) (USD)*	22.62%	11.82%	11.26%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,976,373	32	$206,072	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.6%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	14.4%
Dimensional US Equity ETF	12.8%
AQR International Multi-Style Fund, Cl R6	10.0%
DFA US High Relative Profitability Portfolio, Cl I	6.7%
Dimensional US Targeted Value ETF	6.7%
Dimensional US Marketwide Value ETF	6.0%
iShares MSCI Global Min Vol Factor ETF	5.1%
AQR Emerging Multi-Style II Fund, Cl R6	5.1%
DFA Large Cap International Portfolio, Cl I	3.8%
Dimensional US Core Equity 2 ETF	3.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-equity-fund-2/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic Tax-Managed Global Equity Fund / Class I Shares - SPGTX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-6

Symmetry Panoramic US Systematic Fixed Income Fund

The Symmetry Panoramic Trust

Class I Shares - SPUBX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$50	0.48%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 6.79% but trailed its current benchmark, the Bloomberg US Aggregate Index, by 0.51%. The Fund outperformed its previous lower duration benchmark, the Bloomberg US Govt/Credit 1-5 Index, by 0.12% in FY 2024. In the trailing 3-year period, the Fund returned -1.01% and bested the Bloomberg US Aggregate Index by 1.10% but trailed the Bloomberg US Govt/Credit 1-5 YR by 1.55%. Symmetry welcomed JP Morgan Investment Management as sub-advisor to the Fund effective December 31, 2023.

Fiscal 2024 was a very strong year for fixed income investors in the US. Fixed income investors benefited from both falling interest rates and narrowing credit spreads. The U.S. Treasury yield curve shifted downward during the fiscal year, especially for shorter maturities. The market yield on the 10-year Constant Maturity US Treasury fell 0.18% (i.e.,4.09% to 3.91%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell nearly 1% (i.e., 5.37% to 4.38%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

As the US economy that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 .  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, fixed income returns were strong in the US.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares - $10961	Bloomberg U.S. Aggregate Bond Index (USD)* - $11158
Nov/18	$10000	$10000
Aug/19	$10775	$11180
Aug/20	$11316	$11904
Aug/21	$11301	$11894
Aug/22	$10287	$10524
Aug/23	$10264	$10399
Aug/24	$10961	$11158

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/us-systematic-fixed-income-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	6.79%	0.34%	1.59%
Bloomberg U.S. Aggregate Bond Index (USD)*	7.30%	-0.04%	1.90%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$177,128,943	347	$374,340	232%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.3%
Municipal Bonds	0.5%
Short-Term Investment	1.1%
Sovereign Debt	1.3%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	27.7%
Corporate Obligations	45.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA, 2.00%, 3/1/2052	2.7%
FNMA, 3.00%, 6/1/2052	2.1%
FNMA, 3.50%, 12/1/2052	1.5%
FNMA, 2.50%, 1/1/2052	1.5%
FNMA, 2.50%, 10/1/2051	1.3%
U.S. Treasury Bonds, 1.88%, 2/15/2041	1.2%
U.S. Treasury Bonds, 1.38%, 11/15/2040	1.2%
U.S. Treasury Bonds, 1.38%, 8/15/2050	1.1%
FNMA, 2.00%, 4/1/2052	1.1%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

o  Effective as of December 29, 2023:

  Following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

  J.P. Morgan Investment Management Inc. (“JPMIM”) became a sub-adviser of the Fund.

  The name of the Fund changed from the “Symmetry Panoramic U.S. Fixed Income Fund” to the “Symmetry Panoramic U.S. Systematic Fixed Income Fund.”

  The investment objective of the Fund changed from seeking total return through exposure to US fixed income securities to seeking income and capital appreciation through systematic exposure to US fixed income securities.

  The principal investment strategies of the Fund changed from Symmetry Partners, LLC (“Symmetry”), the Fund’s investment adviser, investing the Fund’s assets pursuant to Symmetry’s investment style, which primarily utilized investments in underlying investment companies, to JPMIM investing the Fund’s assets primarily in securities and derivative instruments directly.

  Pursuant to the new principal investment strategies, the Fund is subject to the following new principal risks: Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk; Credit Default Swaps Risk; Foreign (Non-U.S.) Investment Risk; Forward and Futures Contract Risk; Investment Style Risk; Quantitative Investing Risk; and Short Position Risk.

  The following are no longer principal risks for the Fund: Asset Allocation Risk, Index Tracking Error Risk, Investment Companies and Exchange-Traded Funds Risk and Underlying Fund Risk.

o  Effective as of January 1, 2024, the Fund’s contractual expense limit increased from 0.41% to 0.52% of the average daily net assets of the Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/us-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic US Systematic Fixed Income Fund / Class I Shares - SPUBX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-8

Symmetry Panoramic Municipal Fixed Income Fund

The Symmetry Panoramic Trust

Class I Shares - SPMFX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$42	0.41%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 3.87% but trailed its new benchmark, the Bloomberg US Municipal Bond Index, by 2.22%. The Fund also trailed its previous shorter-duration benchmark, the S&P S/T National AMT Free Muni Index, by 0.33%. In the trailing 3-year period, the Fund returned 0.48% annualized and trailed the S&P S/T National AMT Free Muni Index by 0.47%.

Fiscal 2024 was a very strong year for fixed income investors across the globe. Fixed income investors benefitted from both falling interest rates and narrowing credit spreads. The U.S. Treasury yield curve shifted downward during the fiscal year, especially for shorter maturities. The market yield on the 10-year Constant Maturity US Treasury fell 0.18% (i.e.,4.09% to 3.91%) over the fiscal year, while the market yield on the 1-year Constant Maturity Treasury fell nearly 1% (i.e., 5.37% to 4.38%) over the same period. Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt.

As economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged. The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024. Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, municipal bond returns were strong.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares - $10628	Bloomberg US Municipal Bond Index (USD)* - $11595
Nov/18	$10000	$10000
Aug/19	$10310	$11019
Aug/20	$10466	$11376
Aug/21	$10477	$11762
Aug/22	$10105	$10747
Aug/23	$10232	$10930
Aug/24	$10628	$11595

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/municipal-fixed-income-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	3.87%	0.61%	1.05%
Bloomberg US Municipal Bond Index (USD)*	6.09%	1.02%	2.58%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,967,522	6	$0	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.0%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Short-Term Municipal Bond Portfolio, Cl I	48.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	24.9%
iShares Short-Term National Muni Bond ETF	11.0%
Vanguard Tax-Exempt Bond Index ETF	9.9%
iShares National Muni Bond ETF	5.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/municipal-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic Municipal Fixed Income Fund / Class I Shares - SPMFX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-5

Symmetry Panoramic Global Systematic Fixed Income Fund

The Symmetry Panoramic Trust

Class I Shares - SPGBX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$54	0.52%

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 6.97% but trailed its benchmark, the Bloomberg Global Aggregate Hedged Index, by 0.51%. In the trailing 3-year period, the Fund returned -1.96% annualized and trailed its benchmark by 1.04%. Symmetry welcomed JP Morgan Investment Management as sub-advisor to the Fund effective December 31, 2023.

Fiscal 2024 was a very strong year for fixed income investors across the globe. Fixed income investors benefited from both falling interest rates and narrowing credit spreads. The U.S. Treasury yield curve shifted downward during the fiscal year, especially for shorter maturities. The market yield on the 10-year Constant Maturity US Treasury fell 0.18% (i.e.,4.09% to 3.91%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell nearly 1% (i.e., 5.37% to 4.38%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

As global economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  In the US, the Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 .  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, fixed income returns were strong globally.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares - $10757	Bloomberg Global Aggregate Hedged Index* - $11273
Nov/18	$10000	$10000
Aug/19	$11058	$11138
Aug/20	$11407	$11502
Aug/21	$11413	$11589
Aug/22	$10082	$10431
Aug/23	$10056	$10489
Aug/24	$10757	$11273

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/global-systematic-fixed-income-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	6.97%	-0.55%	1.26%
Bloomberg Global Aggregate Hedged Index*	7.48%	0.24%	2.09%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$282,008,899	363	$776,628	261%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.7%
Short-Term Investment	1.1%
Mortgage-Backed Securities	12.0%
U.S. Treasury Obligations	12.8%
Sovereign Debt	22.7%
Corporate Obligations	50.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds, 1.75%, 8/15/2041	5.6%
French Republic Government Bond OAT	3.8%
U.S. Treasury Notes, 2.63%, 7/31/2029	3.3%
Japan Government Twenty Year Bond	2.4%
U.S. Treasury Notes, 1.38%, 11/15/2031	1.7%
United Kingdom Gilt	1.7%
Spain Government Bond	1.6%
Bundesschatzanweisungen	1.3%
U.S. Treasury Notes, 3.38%, 5/15/2033	1.2%
FNMA, 2.00%, 3/1/2052	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

o  Effective as of December 29, 2023:

  Following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

  J.P. Morgan Investment Management Inc. (“JPMIM”) became a sub-adviser of the Fund.

  The name of the Fund changed from the “Symmetry Panoramic Global Fixed Income Fund” to the “Symmetry Panoramic Global Systematic Fixed Income Fund.”

  The investment objective of the Fund changed from seeking total return through exposure to global fixed income securities to seeking income and capital appreciation through systematic exposure to global fixed income securities.

  The principal investment strategies of the Fund changed from Symmetry Partners, LLC (“Symmetry”), the Fund’s investment adviser, investing the Fund’s assets pursuant to Symmetry’s investment style, which primarily utilized investments in underlying investment companies, to JPMIM investing the Fund’s assets primarily in securities and derivative instruments directly.

  Pursuant to the new principal investment strategies, the Fund is subject to the following new principal risks: Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk; Credit Default Swaps Risk; Emerging Markets Risk; Investment Style Risk; Quantitative Investing Risk; and Short Position Risk.

  The following are no longer principal risks for the Fund: Asset Allocation Risk, Index Tracking Error Risk, Investment Companies and Exchange-Traded Funds Risk and Underlying Fund Risk.

o  Effective as of January 1, 2024, the Fund’s contractual expense limit increased from 0.43% to 0.57% of the average daily net assets of the Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/global-systematic-fixed-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic Global Systematic Fixed Income Fund / Class I Shares - SPGBX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-3

Symmetry Panoramic Alternatives Fund

The Symmetry Panoramic Trust

Class I Shares - SPATX

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$53	0.51%

How did the Fund perform in the last year?

The Fund was up 7.97% in FY 2024. In comparison, global equities as represented by the MSCI ACWI IMI was up 22.62%.  In the trailing 5-year period, the Fund was up 6.33% annualized while the MSCI ACWI IMI was up 11.82%.

Our alternatives fund has three main themes. Specifically, managed futures, long-short styles across asset classes, and diversified arbitrage strategies. In FY 2024, the long-short style and diversified arbitrage themes both resulted in positive performance for the Panoramic Alternative Fund while the managed futures theme was down slightly for the period. The Fund seeks to provide an uncorrelated return stream to equity markets and with lower risk as measured by standard deviation of returns. Over the previous 3-years, the pairwise correlation using monthly returns of the Fund to the global equity returns was -0.09 with a standard deviation of monthly returns less than half of that for global equity. Investors can benefit from having additional diversification to alternative asset classes as compared to portfolios with exposure only to traditional asset classes such as global equity.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Symmetry Panoramic Alternatives Fund, Class I Shares - $13919	MSCI ACWI IMI (Net) (USD)* - $18576
Nov/18	$10000	$10000
Aug/19	$10239	$10625
Aug/20	$9815	$12266
Aug/21	$10899	$15959
Aug/22	$12190	$13367
Aug/23	$12892	$15149
Aug/24	$13919	$18576

Since its inception on November 12, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-844-Sym-Fund (844-796-3863) or visit https://panoramicfunds.com/alternatives-fund/ for current month-end performance.

Footnote Reference*As of August 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Alternatives Fund, Class I Shares	7.97%	6.33%	5.86%
MSCI ACWI IMI (Net) (USD)*	22.62%	11.82%	11.26%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,764,142	5	$0	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	4.1%
Registered Investment Companies	94.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	47.6%
AQR Managed Futures Strategy Fund, Cl R6	23.1%
AQR Style Premia Alternative Fund, Cl R6	19.3%
AQR Alternative Risk Premia Fund, Cl R6	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-Sym-Fund (844-796-3863)

  https://panoramicfunds.com/alternatives-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Symmetry Panoramic Trust

Symmetry Panoramic Alternatives Fund / Class I Shares - SPATX

Annual Shareholder Report - August 31, 2024

SYM-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts Thomas P. Lemke and Jay Nadel are independent trustees as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$137,800	N/A	N/A	$110,000	N/A	N/A
(b)	Audit-Related Fees	$1,500	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$30,750	N/A	N/A	$28,750	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the Trust’s independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the Audit Committee’s considerations of audit-related and non-audit services provided by the Auditor. As a general matter, the Policy requires that the Audit Committee shall pre-approve all audit services and permissible non-audit services rendered to a fund or to the Adviser or its Affiliated Persons that provide ongoing services to the Funds if such engagement relates to the operations and financial reporting of the Trust.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2024 and 2023 were $30,750 and $28,750, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant, were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Symmetry Panoramic Trust

Annual Financials and Other Information

AUGUST 31, 2024

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Systematic Fixed Income Fund (formerly, Symmetry Panoramic US Fixed Income Fund) (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Systematic Fixed Income Fund (formerly, Symmetry Panoramic Global Fixed Income Fund) (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	111
Statements of Operations	115
Statements of Changes in Net Assets	119
Financial Highlights	127
Notes to Financial Statements	135
Report of Independent Registered Public Accounting Firm	174
Notice to Shareholders	176
Sub-Advisory Agreement Approval Disclosure (Form N-CSR Item 11)	178

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.6%
	Shares	Value
BERMUDA — 0.0%
RenaissanceRe Holdings	287	$73,125

CHINA — 0.1%
NXP Semiconductors	1,090	279,432

IRELAND — 0.4%
Accenture, Cl A	5,702	1,949,799

MEXICO — 0.0%
Southern Copper	456	46,384

UNITED STATES — 65.1%
COMMUNICATION SERVICES — 5.3%
Alphabet, Cl A	29,850	4,876,893
Alphabet, Cl C	17,975	2,967,852
AT&T	30,892	614,751
Atlanta Braves Holdings, Cl C *	87	3,713
Charter Communications, Cl A *	532	184,891
Comcast, Cl A	20,717	819,772
Electronic Arts	938	142,407
Fox, Cl A	2,772	114,678
Fox, Cl B	2,648	101,763
GCI Liberty *(1)	1,489	—
Interpublic Group	3,520	114,787
Liberty Media -Liberty Formula One, Cl C *	2,002	156,256
Liberty Media -Liberty SiriusXM *	2,176	51,854
Liberty Media -Liberty SiriusXM, Cl A *	1,491	35,501
Live Nation Entertainment *	1,417	138,398
Meta Platforms, Cl A	17,319	9,028,568
Netflix *	2,447	1,716,203
News, Cl A	2,994	84,820
News, Cl B	1,153	33,933
Omnicom Group	2,174	218,335
Pinterest, Cl A *	1,763	56,487
ROBLOX, Cl A *	653	28,725
Snap, Cl A *	4,654	43,468
Spotify Technology *	140	48,003
Take-Two Interactive Software *	528	85,383
T-Mobile US	2,437	484,281

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Trade Desk, Cl A *	1,417	$148,119
Verizon Communications	32,911	1,375,022
Walt Disney	5,223	472,055
Warner Bros Discovery *	17,166	134,581
		24,281,499

CONSUMER DISCRETIONARY — 7.5%
Airbnb, Cl A *	497	58,303
Amazon.com *	44,361	7,918,438
Aptiv *	1,406	100,571
AutoNation *	7,727	1,375,251
AutoZone *	177	563,122
Best Buy	2,631	264,152
Booking Holdings	97	379,195
Burlington Stores *	468	125,536
CarMax *	898	75,926
Carnival *	5,725	94,463
Chipotle Mexican Grill, Cl A *	6,100	342,088
Choice Hotels International	751	95,820
Churchill Downs	381	52,948
Darden Restaurants	1,101	174,123
Deckers Outdoor *	633	607,231
Dick's Sporting Goods	6,448	1,527,918
Domino's Pizza	462	191,365
DoorDash, Cl A *	1,624	209,025
DR Horton	6,143	1,159,553
DraftKings, Cl A *	1,540	53,130
eBay	3,214	189,947
Expedia Group *	868	120,730
Floor & Decor Holdings, Cl A *	548	61,617
Ford Motor	32,219	360,531
Gap	15,506	347,800
Garmin	1,592	291,798
General Motors	6,153	306,296
Genuine Parts	1,331	190,679
H&R Block	1,278	80,910
Hilton Worldwide Holdings	836	183,619
Home Depot	4,177	1,539,225
Hyatt Hotels, Cl A	425	64,566
Las Vegas Sands	3,090	120,479

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Lennar, Cl A	3,993	$726,966
Lennar, Cl B	300	50,649
LKQ	2,392	99,483
Lowe's	3,180	790,230
Lululemon Athletica *	1,561	405,033
Marriott International, Cl A	891	209,109
McDonald's	2,047	590,887
NIKE, Cl B	3,907	325,531
NVR *	30	275,174
Ollie's Bargain Outlet Holdings *	831	74,424
O'Reilly Automotive *	426	481,367
Penske Automotive Group	7,045	1,198,355
Pool	835	293,603
PulteGroup	9,286	1,222,502
Ralph Lauren, Cl A	644	110,291
Rivian Automotive, Cl A *	3,071	43,393
Ross Stores	2,120	319,293
Royal Caribbean Cruises *	7,313	1,203,866
Service International	517	40,466
Starbucks	2,498	236,236
Tesla *	6,228	1,333,477
TJX	6,110	716,520
Toll Brothers	12,071	1,739,069
TopBuild *	1,359	534,114
Tractor Supply	2,843	760,645
Ulta Beauty *	475	167,599
Williams-Sonoma	9,258	1,243,627
Wingstop	431	166,413
Yum! Brands	1,600	215,872
		34,800,549

CONSUMER STAPLES — 3.8%
Altria Group	5,769	310,199
Archer-Daniels-Midland	3,138	191,387
BJ's Wholesale Club Holdings *	613	49,016
Brown-Forman, Cl A	359	16,424
Brown-Forman, Cl B	2,007	91,499
Bunge Global	1,542	156,328
Campbell Soup	2,634	130,962
Casey's General Stores	1,107	401,077

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Celsius Holdings *	1,041	$39,589
Church & Dwight	1,433	145,994
Clorox	754	119,366
Coca-Cola	13,951	1,011,029
Colgate-Palmolive	3,023	321,950
Conagra Brands	2,688	83,866
Constellation Brands, Cl A	809	194,734
Costco Wholesale	1,448	1,292,166
Dollar General	1,613	133,831
Dollar Tree *	2,152	181,822
General Mills	4,001	289,232
Hershey	969	187,075
Hormel Foods	2,061	67,086
Kellanova	3,205	258,355
Kenvue	9,502	208,569
Keurig Dr Pepper	5,805	212,521
Kimberly-Clark	1,284	185,743
Kraft Heinz	5,219	184,909
Kroger	8,706	463,246
McCormick	1,225	97,954
Mondelez International, Cl A	4,741	340,451
Monster Beverage *	3,613	170,281
PepsiCo	7,413	1,281,559
Performance Food Group *	1,259	93,972
Philip Morris International	4,407	543,339
Procter & Gamble	8,363	1,434,589
Sysco	4,239	330,515
Target	8,080	1,241,250
Tyson Foods, Cl A	374	24,052
US Foods Holding *	3,133	185,505
Walmart	60,101	4,641,600
WK Kellogg	1,078	18,501
		17,331,543

ENERGY — 2.8%
Baker Hughes, Cl A	8,583	301,864
Cheniere Energy	2,322	430,174
Chevron	7,970	1,179,161
ConocoPhillips	6,648	756,476
Coterra Energy	4,350	105,836

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Devon Energy	12,909	$578,065
Diamondback Energy	5,824	1,136,321
EOG Resources	3,951	508,968
EQT	2,836	95,034
Exxon Mobil	27,200	3,207,921
Halliburton	11,488	357,162
Hess	2,582	356,471
Kinder Morgan	12,238	263,974
Marathon Oil	7,032	201,467
Marathon Petroleum	4,453	788,715
Occidental Petroleum	9,302	530,028
ONEOK	4,390	405,460
Phillips 66	1,929	270,658
Range Resources	1,104	32,988
Schlumberger	6,500	285,935
Targa Resources	2,988	438,937
Texas Pacific Land	192	166,827
Valero Energy	2,777	407,469
Williams	4,842	221,618
		13,027,529

FINANCIALS — 9.5%
Aflac	5,841	644,613
Allstate	4,063	767,663
Ally Financial	4,427	191,202
American Express	2,792	722,151
American Financial Group	483	64,538
American International Group	3,061	235,850
Ameriprise Financial	3,529	1,586,074
Aon, Cl A	1,598	549,265
Apollo Global Management	1,166	134,941
Arch Capital Group *	9,456	1,069,379
Ares Management, Cl A	908	132,931
Arthur J Gallagher	775	226,742
Assurant	1,374	269,785
Assured Guaranty	9,901	792,872
Bank of America	22,174	903,591
Bank of New York Mellon	4,818	328,684
Bank OZK	3,480	150,858
Berkshire Hathaway, Cl B *	5,731	2,727,498

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
BlackRock, Cl A	388	$349,902
Blackstone, Cl A	406	57,798
Block, Cl A *	2,074	137,050
Brown & Brown	1,825	191,862
Capital One Financial	1,366	200,706
Carlyle Group	3,728	149,605
Cboe Global Markets	775	159,185
Charles Schwab	4,707	306,426
Chubb	1,268	360,340
Cincinnati Financial	1,253	171,699
Citigroup	5,968	373,836
Citizens Financial Group	19,944	858,589
CME Group, Cl A	1,292	278,736
CNA Financial	13,520	701,958
Coinbase Global, Cl A *	300	55,008
Corebridge Financial	4,281	126,546
Corpay *	765	241,396
Discover Financial Services	1,885	261,468
East West Bancorp	8,019	674,157
Equitable Holdings	3,036	129,091
Erie Indemnity, Cl A	206	104,695
Everest Group	277	108,650
FactSet Research Systems	217	91,756
Fidelity National Financial	6,086	358,831
Fidelity National Information Services	1,785	147,173
Fifth Third Bancorp	6,198	264,593
First American Financial	1,494	95,317
First Citizens BancShares, Cl A	272	552,350
First Hawaiian	37,530	913,105
Fiserv *	2,422	422,881
Global Payments	1,022	113,452
Goldman Sachs Group	1,013	516,883
Hartford Financial Services Group	6,201	719,936
Huntington Bancshares	10,403	155,733
Interactive Brokers Group, Cl A	500	64,445
Intercontinental Exchange	1,928	311,468
Jack Henry & Associates	664	114,892
Jefferies Financial Group	1,907	114,325
JPMorgan Chase	33,956	7,633,309
KeyCorp	2,407	41,063
Kinsale Capital Group	96	47,145

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
KKR	1,501	$185,779
Loews	1,638	134,218
LPL Financial Holdings	893	200,336
M&T Bank	1,264	217,547
Markel Group *	83	132,856
Marsh & McLennan	2,448	556,945
Mastercard, Cl A	3,074	1,485,787
MetLife	4,910	380,427
Moody's	645	314,592
Morgan Stanley	9,461	980,254
Morningstar	412	129,273
MSCI, Cl A	334	193,917
Nasdaq	7,643	550,907
Northern Trust	1,519	138,548
OneMain Holdings, Cl A	921	45,507
PayPal Holdings *	1,941	140,587
PNC Financial Services Group	1,429	264,494
Primerica	441	116,084
Principal Financial Group	2,061	167,807
Progressive	5,413	1,365,159
Prudential Financial	2,295	278,062
Raymond James Financial	1,803	215,585
Regions Financial	8,039	188,273
Reinsurance Group of America, Cl A	824	181,906
Robinhood Markets, Cl A *	3,221	64,807
S&P Global	727	373,125
State Street	2,265	197,282
Synchrony Financial	3,577	179,780
T Rowe Price Group	749	79,424
Toast, Cl A *	1,965	48,850
Tradeweb Markets, Cl A	940	111,146
Travelers	3,002	684,666
Truist Financial	1,659	73,759
Unum Group	2,200	122,078
US Bancorp	5,768	272,423
Visa, Cl A	5,387	1,488,805
Wells Fargo	10,934	639,311
Willis Towers Watson	785	229,306
WR Berkley	6,083	363,155

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Zions Bancorp	5,688	$281,897
		43,950,661

HEALTH CARE — 7.3%
Abbott Laboratories	4,221	478,113
AbbVie	9,746	1,913,237
Agilent Technologies	1,872	267,546
Align Technology *	224	53,137
Alnylam Pharmaceuticals *	673	176,790
Amgen	2,330	777,824
Avantor *	1,793	46,331
Baxter International	4,013	152,253
Becton Dickinson	973	235,865
Biogen *	647	132,480
BioMarin Pharmaceutical *	1,333	121,583
Bio-Techne	1,088	80,501
Boston Scientific *	3,338	273,015
Bristol-Myers Squibb	11,506	574,725
Bruker	600	40,314
Cardinal Health	1,407	158,597
Cencora, Cl A	4,545	1,088,846
Centene *	3,226	254,306
Cigna Group	2,205	797,791
Cooper	1,536	162,401
CVS Health	4,430	253,573
Danaher	4,516	1,216,204
DaVita *	207	31,240
DexCom *	882	61,158
Edwards Lifesciences *	1,683	117,743
Elevance Health	1,713	953,953
Eli Lilly	6,669	6,402,373
Fortrea Holdings *	905	20,869
GE HealthCare Technologies	3,384	287,059
Gilead Sciences	7,079	559,241
GRAIL *	51	722
HCA Healthcare	4,455	1,762,353
Hologic *	1,266	102,850
Humana	442	156,676
ICON *	103	33,172
IDEXX Laboratories *	1,145	551,123

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Illumina *	307	$40,340
Insmed *	481	36,782
Insulet *	201	40,757
Intuitive Surgical *	402	198,037
IQVIA Holdings *	1,292	325,003
Johnson & Johnson	7,431	1,232,506
Labcorp Holdings	897	206,211
McKesson	2,186	1,226,521
Medtronic	3,111	275,572
Merck	6,471	766,490
Mettler-Toledo International *	106	152,542
Moderna *	1,867	144,506
Molina Healthcare *	1,968	688,387
Natera *	208	24,598
Neurocrine Biosciences *	1,366	173,564
Pfizer	12,288	356,475
Quest Diagnostics	2,786	437,318
Regeneron Pharmaceuticals *	280	331,713
ResMed	934	228,849
Revvity	1,035	126,829
Royalty Pharma, Cl A	2,289	66,450
Sarepta Therapeutics *	356	48,338
Solventum *	437	27,984
STERIS	725	174,797
Stryker	875	315,367
Teleflex	452	110,817
Tenet Healthcare *	133	22,057
Thermo Fisher Scientific	1,564	961,969
United Therapeutics *	2,480	901,604
UnitedHealth Group	2,879	1,699,186
Universal Health Services, Cl B	1,106	263,195
Veeva Systems, Cl A *	147	31,817
Vertex Pharmaceuticals *	1,412	700,197
Viatris, Cl W	4,807	58,068
Waters *	379	131,267
West Pharmaceutical Services	357	111,966
Zimmer Biomet Holdings	1,021	117,885
Zoetis, Cl A	3,859	708,088
		33,760,016

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 10.3%
3M	1,746	$235,169
A O Smith	762	63,795
Advanced Drainage Systems	211	33,076
AECOM	2,872	287,602
Air Lease, Cl A	1,766	81,713
Allegion	506	70,253
Allison Transmission Holdings	3,317	307,652
AMETEK	2,414	412,915
Automatic Data Processing	1,516	418,280
Axon Enterprise *	214	78,104
AZEK, Cl A *	11,143	475,026
Boeing *	1,154	200,496
Booz Allen Hamilton Holding, Cl A	5,653	897,583
Broadridge Financial Solutions	1,887	401,667
Builders FirstSource *	10,767	1,873,458
Carlisle	1,249	529,326
Carrier Global	2,529	184,061
Caterpillar	2,554	909,479
CH Robinson Worldwide	448	46,372
Cintas	1,384	1,114,286
Clean Harbors *	434	106,721
Copart *	10,645	563,759
Core & Main, Cl A *	1,408	67,626
CSX	11,122	381,151
Cummins	1,258	393,565
Deere	1,501	578,996
Delta Air Lines	21,674	920,928
Dover	4,268	793,976
Eaton	6,169	1,893,451
EMCOR Group	459	180,415
Emerson Electric	1,298	136,796
Equifax	822	252,461
Esab	7,767	815,302
Expeditors International of Washington	1,523	187,953
Fastenal	12,553	857,119
FedEx	1,424	425,448
Ferguson Enterprises	1,515	311,651
Fortive	2,477	184,289
Fortune Brands Innovations	322	25,570
GE Vernova *	838	168,371
General Dynamics	832	249,068

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
General Electric	6,296	$1,099,349
Graco	963	80,266
HEICO	933	239,370
HEICO, Cl A	408	81,637
Honeywell International	2,962	615,829
Howmet Aerospace	8,692	840,169
Hubbell, Cl B	2,267	906,619
Huntington Ingalls Industries	492	139,123
IDEX	511	105,511
Illinois Tool Works	1,102	279,004
Ingersoll Rand	7,461	682,308
ITT	3,419	475,993
Jacobs Solutions	3,618	545,884
JB Hunt Transport Services	1,883	326,136
Johnson Controls International	4,525	329,646
L3Harris Technologies	984	232,883
Landstar System	522	95,296
Leidos Holdings	1,327	210,343
Lennox International	513	302,767
Lincoln Electric Holdings	224	43,369
Lockheed Martin	1,167	662,973
Masco	1,281	101,916
Nordson	959	246,041
Norfolk Southern	870	222,859
Northrop Grumman	514	268,930
Old Dominion Freight Line	5,781	1,114,577
Otis Worldwide	2,336	221,196
Owens Corning	4,298	725,202
PACCAR	7,325	704,519
Parker-Hannifin	2,116	1,270,023
Paychex	1,441	189,059
Pentair	1,060	94,011
Quanta Services	6,611	1,818,884
Regal Beloit	493	82,730
Republic Services, Cl A	1,006	209,459
Rockwell Automation	1,009	274,478
Rollins	3,031	152,096
RTX	4,152	512,108
Ryder System	524	76,106
Snap-on	1,532	434,690
Southwest Airlines	1,374	39,736

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
SS&C Technologies Holdings	1,339	$100,546
Stanley Black & Decker	700	71,652
Tetra Tech	304	72,273
Textron	2,043	186,322
Timken	1,532	129,500
Toro	1,660	153,716
Trane Technologies	6,011	2,173,938
TransDigm Group	180	247,178
TransUnion	863	83,547
Uber Technologies *	1,759	128,636
U-Haul Holding *	274	19,459
U-Haul Holding, Cl B	2,086	142,578
Union Pacific	2,078	532,155
United Airlines Holdings *	3,592	158,192
United Parcel Service, Cl B	3,099	398,376
United Rentals	3,725	2,761,194
Veralto	880	98,938
Verisk Analytics, Cl A	1,747	476,617
Vertiv Holdings, Cl A	13,046	1,083,209
Waste Management	1,368	290,071
Watsco	701	333,269
Westinghouse Air Brake Technologies	2,478	420,194
WW Grainger	956	941,584
XPO *	6,471	741,706
Xylem	3,101	426,481
		47,339,355

INFORMATION TECHNOLOGY — 15.5%
Adobe *	1,372	788,090
Advanced Micro Devices *	3,669	545,067
Akamai Technologies *	1,152	117,320
Amdocs	475	41,311
Amphenol, Cl A	4,684	315,936
Analog Devices	1,548	363,532
ANSYS *	498	160,067
Apple	57,532	13,174,828
Applied Materials	2,359	465,336
AppLovin, Cl A *	9,063	841,681
Arista Networks *	2,308	815,601
Arrow Electronics *	589	79,562

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Aspen Technology *	407	$95,295
Atlassian, Cl A *	245	40,572
Autodesk *	1,242	320,933
Bentley Systems, Cl B	1,009	51,933
Broadcom	11,849	1,929,254
Cadence Design Systems *	2,921	785,545
CDW	4,232	954,908
Cisco Systems	16,091	813,239
Cognizant Technology Solutions, Cl A	2,906	226,000
Corning	6,629	277,424
Crowdstrike Holdings, Cl A *	183	50,742
Datadog, Cl A *	214	24,880
Dell Technologies, Cl C	872	100,751
Dynatrace *	1,440	72,893
Enphase Energy *	893	108,089
Entegris	1,102	127,689
Fair Isaac *	607	1,050,274
First Solar *	662	150,519
Flex *	5,048	164,010
Fortinet *	6,551	502,527
Gartner *	704	346,340
Gen Digital	3,649	96,553
GLOBALFOUNDRIES *	236	11,016
GoDaddy, Cl A *	974	163,057
Hewlett Packard Enterprise	11,090	214,813
HP	5,656	204,634
HubSpot *	117	58,391
Intel	10,886	239,927
International Business Machines	4,430	895,436
Intuit	556	350,425
Jabil	809	88,408
Juniper Networks	4,413	171,577
Keysight Technologies *	4,639	714,963
KLA	2,462	2,017,437
Kyndryl Holdings *	12,505	296,243
Lam Research	2,130	1,748,751
Manhattan Associates *	800	211,544
Marvell Technology	2,256	171,997
Microchip Technology	4,495	369,309
Micron Technology	2,515	242,044
Microsoft	35,672	14,880,218

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
MongoDB, Cl A *	114	$33,150
Monolithic Power Systems	232	216,846
Motorola Solutions	1,277	564,485
NetApp	1,536	185,426
Nutanix, Cl A *	1,279	80,820
NVIDIA	108,214	12,917,505
Okta, Cl A *	1,432	112,741
ON Semiconductor *	4,566	355,554
Oracle	6,085	859,750
Palantir Technologies, Cl A *	2,157	67,902
Palo Alto Networks *	558	202,398
Pegasystems	1,717	121,701
PTC *	583	104,409
Pure Storage, Cl A *	1,082	55,496
Qorvo *	695	80,544
QUALCOMM	5,384	943,815
Roper Technologies	279	154,680
Salesforce	2,215	560,173
Seagate Technology Holdings	1,194	118,863
ServiceNow *	215	183,825
Skyworks Solutions	918	100,604
Snowflake, Cl A *	606	69,223
Super Micro Computer *	163	71,345
Synopsys *	1,826	948,753
TD SYNNEX	3,576	434,198
TE Connectivity	1,517	233,011
Teledyne Technologies *	1,146	495,989
Teradyne	4,395	600,928
Texas Instruments	4,046	867,220
Trimble *	1,542	87,416
Twilio, Cl A *	952	59,748
Tyler Technologies *	233	136,974
VeriSign *	497	91,398
Western Digital *	2,380	156,104
Workday, Cl A *	187	49,217
Zebra Technologies, Cl A *	450	155,421
Zoom Video Communications, Cl A *	352	24,316
Zscaler *	223	44,596
		71,595,435

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — 1.8%
Air Products & Chemicals	312	$87,001
Amcor	11,449	130,977
AptarGroup	303	46,417
Avery Dennison	1,124	249,359
Ball	300	19,143
Celanese, Cl A	1,077	140,656
CF Industries Holdings	1,420	117,988
Corteva	4,158	238,253
Dow	5,721	306,531
DuPont de Nemours	2,667	224,695
Eastman Chemical	667	68,281
Ecolab	205	51,902
Element Solutions	4,689	125,384
Freeport-McMoRan	11,572	512,408
Graphic Packaging Holding	5,617	168,117
International Flavors & Fragrances	275	28,597
International Paper	4,583	221,909
Linde	1,504	719,288
LyondellBasell Industries, Cl A	3,547	350,089
Martin Marietta Materials	394	210,459
Newmont	3,803	203,042
Nucor	4,473	679,494
Packaging Corp of America	2,022	423,690
PPG Industries	1,035	134,271
Reliance	2,911	834,438
RPM International	3,293	382,811
Sherwin-Williams	1,439	531,523
Steel Dynamics	7,283	870,391
Vulcan Materials	975	239,080
Westlake	563	81,883
		8,398,077

REAL ESTATE — 0.2%
CBRE Group, Cl A *	5,101	587,329
CoStar Group *	1,247	96,393
Zillow Group, Cl C *	1,064	58,839
		742,561

UTILITIES — 1.1%
AES	2,251	38,560

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Alliant Energy	1,852	$107,916
Ameren	1,029	84,903
American Electric Power	2,485	249,196
American Water Works	752	107,626
Atmos Energy	848	110,867
CenterPoint Energy	4,401	120,147
CMS Energy	1,584	107,490
Consolidated Edison	1,713	173,972
Constellation Energy	1,171	230,336
Dominion Energy	2,595	145,060
DTE Energy	1,300	162,526
Duke Energy	2,189	249,437
Edison International	1,730	150,562
Entergy	1,355	163,535
Evergy	1,983	117,275
Eversource Energy	816	55,104
Exelon	4,665	177,690
FirstEnergy	3,669	161,142
NextEra Energy	5,744	462,449
NiSource	5,185	171,416
NRG Energy	2,500	212,525
PG&E	11,383	224,245
PPL	5,203	166,028
Public Service Enterprise Group	2,477	200,018
Sempra	2,053	168,716
Southern	3,107	268,445
Vistra	4,688	400,496
WEC Energy Group	904	84,099
Xcel Energy	1,327	81,252
		5,153,033

		300,380,258
Total Common Stock
(Cost $153,940,280)		302,728,998
REGISTERED INVESTMENT COMPANIES — 33.3%

EQUITY FUNDS — 33.3%
AQR Large Cap Defensive Style Fund, Cl R6 *	362,555	9,237,896
Avantis U.S. Small Capital Value ETF	128,592	12,333,259

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA Real Estate Securities Portfolio, Cl I *	510,203	$22,086,685
DFA US Small Cap Portfolio, Cl I *	190,859	9,258,557
DFA US Targeted Value Portfolio, Cl I *	578,697	19,803,003
Dimensional US Small Cap ETF	154,192	9,934,590
Dimensional US Targeted Value ETF	277,847	15,506,641
iShares MSCI USA Min Vol Factor ETF	245,477	22,416,960
iShares MSCI USA Momentum Factor ETF	55,020	10,859,297
Vanguard US Momentum Factor ETF	39,134	6,195,695
Vanguard US Quality Factor ETF	34,908	4,951,787
Vanguard US Value Factor ETF	89,966	10,874,730
Total Registered Investment Companies
(Cost $111,344,362)		153,459,100
RIGHTS — 0.0%
	Number of Rights
Abiomed*(1)	362	5,651

Total Rights
(Cost $–)		5,651
SHORT-TERM INVESTMENT — 1.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.380% (A)
(Cost $5,132,842)	5,132,842	5,132,842
Total Investments — 100.0%
(Cost $270,417,484)		$461,326,591

A list of open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	4	Sep-2024	$1,101,196	$1,132,200	$31,004

Percentages are based on Net Assets of $461,301,285.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2024

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of August 31, 2024.

Cl — Class
ETF — Exchange-Traded Fund
Min. — Minimum
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor's
Vol — Volatility

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock	$302,728,998	$–	$–	(1)	$302,728,998
Registered Investment Companies	153,459,100	–	–		153,459,100
Rights	–	–	5,651		5,651
Short-Term Investment	5,132,842	–	–		5,132,842
Total Investments in Securities	$461,320,940	$–	$5,651		$461,326,591

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts^
Unrealized Appreciation	$31,004	$–	$–		$31,004
Total Other Financial Instruments	$31,004	$–	$–		$31,004

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes security valued at zero.

^ Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 65.9%
	Shares	Value
EQUITY FUNDS — 65.9%
AQR International Defensive Style Fund, Cl R6	477,013	$7,331,691
Avantis Emerging Markets Equity ETF	199,894	12,301,477
Avantis International Equity ETF	64,504	4,267,585
Avantis International Small Cap Value ETF	86,217	5,961,906
DFA Emerging Markets Portfolio, Cl I	573,284	17,152,667
DFA Emerging Markets Small Cap Portfolio, Cl I	436,976	10,587,935
DFA Emerging Markets Targeted Value Portfolio, Cl I	188,596	2,221,661
DFA International High Relative Profitability Portfolio, Cl I	911,214	12,574,748
DFA International Real Estate Securities, Cl I	1,867,535	7,246,034
DFA International Small Cap Growth Portfolio, Cl I	87,756	1,404,981
DFA International Small Cap Value Portfolio, Cl I	485,031	11,543,732
DFA International Value Portfolio, Cl I	537,664	11,903,870
DFA Large Cap International Portfolio, Cl I	798,558	23,261,989
Dimensional Emerging Markets High Profitability	242,091	6,284,610
iShares MSCI EAFE Min Vol Factor ETF	105,415	8,087,439
iShares MSCI Emerging Markets Min Vol Factor ETF	133,766	8,042,012
Schwab International Small-Cap Equity ETF	58,368	2,201,057
Total Registered Investment Companies
(Cost $113,480,661)		152,375,394
COMMON STOCK — 30.7%

AUSTRALIA — 0.3%
BlueScope Steel	2,357	32,838
Fortescue	30,993	381,818
REA Group	1,089	161,304
Wesfarmers	1,889	92,668
		668,628

AUSTRIA — 0.1%
Erste Group Bank	2,598	142,201

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.7%
Banco do Brasil	104,000	$518,159
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,614	178,209
Itau Unibanco Holding ADR	53,504	348,846
PRIO	19,400	160,785
TIM	31,000	98,017
Ultrapar Participacoes	5,900	24,454
WEG	8,000	76,580
Wheaton Precious Metals	1,709	105,623
		1,510,673

CANADA — 2.3%
Canadian Natural Resources	28,598	1,035,143
Canadian Pacific Kansas City	3,830	317,933
Cenovus Energy	32,912	610,300
Constellation Software	28	91,433
Dollarama	865	87,614
George Weston	887	144,267
Hydro One	1,413	48,031
Imperial Oil	9,043	681,085
Intact Financial	1,902	357,960
National Bank of Canada	6,172	565,563
RB Global	1,530	131,809
Royal Bank of Canada	6,482	783,910
Sun Life Financial	402	21,913
Teck Resources, Cl B	1,591	76,182
WSP Global	1,891	315,239
		5,268,382

CHILE — 0.1%
Antofagasta	7,299	178,216

CHINA — 3.4%
AAC Technologies Holdings	33,000	140,193
Agricultural Bank of China, Cl A	35,800	22,803
Agricultural Bank of China, Cl H	1,071,000	471,752
Airtac International Group	1,046	28,293
Akeso *	2,000	12,554
Aluminum Corp of China, Cl H	316,000	197,002
Anhui Conch Cement, Cl A	4,300	12,679

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Bank of Beijing, Cl A	29,700	$21,983
Bank of China, Cl A	28,000	18,911
Bank of China, Cl H	636,000	287,360
Bank of Communications, Cl A	24,800	24,836
Bank of Communications, Cl H	306,000	221,128
Bank of Ningbo, Cl A	6,868	19,569
Bank of Shanghai, Cl A	15,700	15,668
Baoshan Iron & Steel, Cl A	53,800	45,208
Beijing Enterprises Holdings	6,000	19,393
BOE Technology Group, Cl A	93,500	50,894
Bosideng International Holdings	136,000	66,666
BYD, Cl A	1,000	35,041
BYD, Cl H	2,500	76,567
BYD Electronic International	33,500	122,728
China CITIC Bank, Cl H	384,000	221,569
China Coal Energy, Cl H	72,000	85,838
China Communications Services, Cl H	68,000	34,635
China Construction Bank, Cl H	780,000	547,669
China Everbright Bank, Cl A	35,600	15,359
China Hongqiao Group	140,000	190,922
China Merchants Bank, Cl A	7,100	32,092
China Merchants Securities, Cl A	9,800	20,205
China Merchants Shekou Industrial Zone Holdings, Cl A	13,000	16,894
China Pacific Insurance Group, Cl A	5,400	22,537
China Petroleum & Chemical, Cl A	37,200	35,679
China Petroleum & Chemical, Cl H	70,000	47,303
China Resources Power Holdings	16,000	43,381
China Shenhua Energy, Cl H	116,000	498,533
China Taiping Insurance Holdings	174,800	226,029
China Tourism Group Duty Free, Cl A	1,900	16,311
China Vanke, Cl A *	8,700	8,255
CITIC Securities, Cl A	16,650	45,228
COSCO SHIPPING Holdings, Cl H	118,700	163,103
Foshan Haitian Flavouring & Food, Cl A	3,912	20,346
Geely Automobile Holdings	45,000	50,361
Great Wall Motor, Cl H	82,500	117,899
Guotai Junan Securities, Cl A	17,100	35,542
Haier Smart Home, Cl A	38,142	120,486
Haitong Securities, Cl A	21,000	25,513
Hansoh Pharmaceutical Group	20,000	51,010
Huatai Securities, Cl A	13,000	23,023

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Huaxia Bank, Cl A	16,800	$14,258
Industrial & Commercial Bank of China, Cl A	10,600	8,935
Industrial & Commercial Bank of China, Cl H	326,000	186,445
Industrial Bank, Cl A	7,500	17,439
Inner Mongolia Yili Industrial Group, Cl A	7,400	23,597
Jiangsu Hengrui Pharmaceuticals, Cl A	5,904	36,626
Kanzhun ADR	3,589	44,719
Kunlun Energy	54,000	53,978
Kweichow Moutai, Cl A	400	81,206
Lenovo Group	122,000	148,970
Luxshare Precision Industry, Cl A	5,769	32,098
Luzhou Laojiao, Cl A	1,400	23,455
Midea Group, Cl A	2,800	25,546
MINISO Group Holding	2,200	9,123
NARI Technology, Cl A	11,069	38,337
New China Life Insurance, Cl A	3,200	14,880
New Oriental Education & Technology Group *	23,000	139,959
PetroChina, Cl A	20,200	25,437
PetroChina, Cl H	998,000	900,114
PICC Property & Casualty, Cl H	222,000	287,511
Ping An Bank, Cl A	9,600	13,737
Ping An Insurance Group of China, Cl A	4,400	27,269
Poly Developments and Holdings Group, Cl A	13,900	15,841
Pop Mart International Group	19,000	111,257
Postal Savings Bank of China, Cl H	95,000	50,762
SAIC Motor, Cl A	9,100	16,115
Sany Heavy Industry, Cl A	16,600	37,679
Shanghai Pudong Development Bank, Cl A	11,600	13,766
Shenwan Hongyuan Group, Cl A	35,300	22,486
Sinotruk Hong Kong	90,500	225,795
Weichai Power, Cl H	77,000	117,774
Xiaomi, Cl B *	98,600	243,090
Yankuang Energy Group, Cl H	120,900	156,671
		7,791,825

DENMARK — 1.0%
Danske Bank	7,431	231,938
DSV Panalpina	419	74,878

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Novo Nordisk, Cl B	8,745	$1,214,770
Pandora	4,163	729,164
ROCKWOOL International, Cl B	204	88,515
Vestas Wind Systems *	2,465	56,320
		2,395,585

FRANCE — 0.9%
Air Liquide	1,283	239,395
Capgemini	162	33,560
Cie Generale des Etablissements Michelin SCA	13,432	527,400
Dassault Systemes	1,619	63,270
EssilorLuxottica	851	201,801
Hermes International SCA	135	323,117
L'Oreal	162	71,078
LVMH Moet Hennessy Louis Vuitton	119	88,574
Safran	678	148,574
SEB	130	13,537
TotalEnergies	5,617	386,404
		2,096,710

GERMANY — 1.2%
Brenntag	825	61,350
Commerzbank	7,098	105,241
Deutsche Boerse	408	91,727
Hannover Rueck	1,224	347,267
Heidelberg Materials	652	69,253
Mercedes-Benz Group	1,158	79,815
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	1,125,911
Siemens	4,123	775,559
Siemens Energy *	2,099	60,621
		2,716,744

HONG KONG — 0.0%
Techtronic Industries	4,000	53,595

INDONESIA — 0.4%
Adaro Energy Indonesia	1,498,700	345,127
Bank Mandiri Persero	1,050,800	485,571

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Sumber Alfaria Trijaya	867,100	$162,704
		993,402

ITALY — 1.4%
Banco BPM	13,642	93,009
Ferrari	455	226,039
Intesa Sanpaolo	375,784	1,570,545
Leonardo	12,970	330,869
Prysmian	4,988	351,322
UniCredit	18,597	772,987
		3,344,771

JAPAN — 6.8%
Advantest	9,700	446,584
Aisin	5,600	196,792
Ajinomoto	6,000	230,955
Chiba Bank	60,100	509,076
Chugai Pharmaceutical	3,300	166,592
Daiichi Sankyo	5,700	239,272
Denso	6,000	93,143
Disco	900	260,923
ENEOS Holdings	9,900	53,854
Fuji Electric	600	36,216
FUJIFILM Holdings	11,100	299,362
Fujitsu	18,000	332,728
Hitachi	15,500	382,385
Hoya	3,800	539,322
Idemitsu Kosan	8,700	63,587
Isuzu Motors	2,600	39,474
ITOCHU	12,900	686,850
Japan Post Bank	48,300	453,947
Japan Post Insurance	4,800	90,944
Japan Tobacco	28,300	817,028
Kansai Electric Power	6,100	108,422
Kawasaki Kisen Kaisha	6,900	101,926
Marubeni	19,200	331,191
Mitsubishi HC Capital	28,800	208,024
Mitsubishi Heavy Industries	5,000	67,412
Mitsubishi UFJ Financial Group	19,500	205,729
Mitsui	19,400	419,317
Mizuho Financial Group	70,200	1,457,772

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nippon Sanso Holdings	2,500	$86,146
Nippon Steel	21,900	499,773
Nippon Yusen	25,800	935,996
Nitto Denko	800	67,087
Nomura Real Estate Holdings	3,400	97,941
Nomura Research Institute	3,300	111,003
Obayashi	17,900	230,198
ORIX	15,600	392,198
Panasonic Holdings	3,800	31,927
Renesas Electronics	9,400	163,649
Resona Holdings	30,600	217,613
Sekisui House	1,400	36,186
Shin-Etsu Chemical	9,500	420,548
Sompo Holdings	3,300	77,920
Sony	1,900	185,049
Subaru	3,900	74,804
Sumitomo	6,900	164,071
Sumitomo Electric Industries	19,900	331,728
Sumitomo Mitsui Financial Group	5,000	329,966
Sumitomo Mitsui Trust Holdings	12,900	321,467
TDK	3,300	224,934
Tokio Marine Holdings	16,800	639,316
Tokyo Electric Power Holdings *	13,100	62,484
Tokyo Electron	3,900	701,923
Tokyo Gas	11,500	287,680
Toyota Motor	9,500	181,383
		15,711,817

MALAYSIA — 0.1%
Inari Amertron	33,000	24,090
Telekom Malaysia	63,100	98,697
YTL	36,500	24,589
		147,376

MEXICO — 0.7%
America Movil ADR	3,259	53,969
Arca Continental	28,200	254,289
Coca-Cola Femsa ADR	1,429	120,379
Grupo Aeroportuario del Sureste ADR	334	89,976
Grupo Bimbo, Ser A	5,900	21,183
Grupo Carso	24,400	149,491

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Financiero Inbursa, Cl O *	93,900	$223,137
Grupo Mexico	24,500	125,832
Promotora y Operadora de Infraestructura	11,580	108,196
Southern Copper	4,235	430,784
Wal-Mart de Mexico	41,600	132,399
		1,709,635

NETHERLANDS — 0.9%
ASML Holding	1,263	1,139,016
BE Semiconductor Industries	220	29,012
NN Group	7,721	378,687
Shell	4,894	173,412
Wolters Kluwer	1,621	277,203
		1,997,330

NORWAY — 0.0%
Telenor	4,585	56,799

PHILIPPINES — 0.0%
International Container Terminal Services	1,570	11,085

POLAND — 0.3%
Bank Polska Kasa Opieki	6,845	280,422
Budimex	785	122,014
Dino Polska *	283	23,528
LPP	12	45,639
mBank *	731	120,930
Powszechna Kasa Oszczednosci Bank Polski	5,789	86,695
Powszechny Zaklad Ubezpieczen	2,812	33,860
Santander Bank Polska	113	15,211
		728,299

PORTUGAL — 0.1%
Galp Energia SGPS	5,553	115,358

ROMANIA — 0.0%
NEPI Rockcastle	5,267	42,952

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Evraz * (1)	29,556	$—

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,529	20,540
FirstRand	6,672	32,082
Harmony Gold Mining ADR	19,012	183,846
Shoprite Holdings	2,080	36,040
Sibanye Stillwater	68,981	65,920
		338,428

SOUTH KOREA — 1.4%
CJ CheilJedang	36	8,691
DB Insurance	1,519	132,223
GS Holdings	2,826	95,556
Hana Financial Group	2,771	128,643
Hankook Tire & Technology	3,690	120,116
Hanmi Semiconductor	2,803	242,220
Hanwha Aerospace	591	128,605
HD Hyundai	1,770	107,294
KB Financial Group	4,476	288,635
Kia	5,045	400,820
Korea Zinc	225	90,103
Krafton *	560	137,048
Kumho Petrochemical	747	76,606
LG Innotek	743	154,980
Meritz Financial Group	2,356	160,836
NH Investment & Securities	14,968	153,013
Posco International	1,129	47,819
Samsung E&A *	1,742	33,168
Samsung Electronics	7,327	406,929
Samsung Fire & Marine Insurance	303	78,711
SK Square *	2,252	132,546
		3,124,562

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria	35,047	372,318
Banco Santander	122,982	611,530
CaixaBank	110,550	665,859
Iberdrola	23,846	338,343

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Repsol	13,592	$186,645
		2,174,695

SWEDEN — 0.9%
Alfa Laval	4,917	220,612
Atlas Copco, Cl A	32,712	595,134
Investor, Cl B	11,172	332,652
Skandinaviska Enskilda Banken, Cl A	15,724	242,146
SKF, Cl B	11,275	213,646
Tele2, Cl B	42,317	480,050
		2,084,240

SWITZERLAND — 0.7%
Chocoladefabriken Lindt & Spruengli	5	66,075
Kuehne + Nagel International	1,107	343,512
Partners Group Holding	42	60,763
Sika	313	100,765
Sonova Holding	199	69,578
Swiss Life Holding	127	102,954
VAT Group	453	235,018
Zurich Insurance Group	1,088	631,558
		1,610,223

TAIWAN — 3.4%
Accton Technology	15,000	238,843
Acer	39,000	53,487
Advantech	5,387	58,925
ASE Technology Holding	73,000	350,304
Asia Cement	58,000	81,726
Catcher Technology	22,000	162,495
Chailease Holding	27,565	125,545
Compal Electronics	18,000	18,727
CTBC Financial Holding	75,000	76,615
Delta Electronics	8,000	99,734
E.Sun Financial Holding	276,842	244,058
Evergreen Marine Taiwan	14,600	85,871
Fubon Financial Holding	63,043	180,978
Hon Hai Precision Industry	115,000	663,865
Inventec	15,000	21,449
Lite-On Technology	70,000	234,848

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
MediaTek	14,000	$543,436
Mega Financial Holding	57,465	70,095
Micro-Star International	29,000	166,641
Novatek Microelectronics	25,000	422,252
Quanta Computer	25,000	210,024
Realtek Semiconductor	21,000	351,711
SinoPac Financial Holdings	56,347	42,357
Synnex Technology International	54,000	121,575
Taishin Financial Holding	216,533	125,219
Taiwan Cooperative Financial Holding	159,997	129,605
Taiwan Semiconductor Manufacturing	67,000	1,983,560
United Microelectronics	310,000	538,738
Wiwynn	2,000	119,329
Yang Ming Marine Transport	15,000	30,275
Yuanta Financial Holding	189,640	189,278
Zhen Ding Technology Holding	36,000	152,491
		7,894,056

THAILAND — 0.1%
Advanced Info Service NVDR	20,700	150,980
Bumrungrad Hospital NVDR	21,000	151,646
Delta Electronics Thailand NVDR	4,700	14,788
PTT Exploration & Production NVDR	4,900	20,494
		337,908

TÜRKIYE — 0.6%
Akbank	138,152	236,496
Ford Otomotiv Sanayi	3,306	93,475
Haci Omer Sabanci Holding	171,711	443,425
KOC Holding	5,944	32,500
Turk Hava Yollari AO *	3,202	28,233
Turkcell Iletisim Hizmetleri	86,166	248,768
Turkiye Is Bankasi, Cl C	558,779	216,906
Turkiye Petrol Rafinerileri	3,010	14,893
Yapi ve Kredi Bankasi	145,169	133,007
		1,447,703

UNITED KINGDOM — 1.2%
Ashtead Group	6,149	437,834
AstraZeneca	170	29,795

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Auto Trader Group	3,155	$35,437
BAE Systems	17,152	308,390
Berkeley Group Holdings	8,232	541,215
BP	67,152	380,167
HSBC Holdings	2,844	25,001
JD Sports Fashion	74,755	136,260
Legal & General Group	74,166	219,039
Melrose Industries	30,545	194,029
Next	430	57,662
Rolls-Royce Holdings *	39,847	261,253
SSE	1,149	28,578
		2,654,660

UNITED STATES — 0.7%
CONSUMER STAPLES — 0.0%
JBS	15,200	93,828

ENERGY — 0.1%
Tenaris	11,856	174,482

INDUSTRIALS — 0.6%
Experian	5,803	281,957
Schneider Electric	4,005	1,021,676
		1,303,633

		1,571,943
Total Common Stock
(Cost $40,725,897)		70,919,801
PREFERRED STOCK — 0.2%

BRAZIL — 0.2%
Cia Energetica de Minas Gerais(2)	102,594	211,160
Petroleo Brasileiro(2)	52,200	363,625

Total Preferred Stock
(Cost $404,535)		574,785

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

WARRANTS — 0.0%
	Number of Warrants	Value
Constellation Software, Expires 08/22/28(1)	28	$—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 2.8%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.380% (A)
(Cost $6,371,663)	6,371,663	6,371,663
Total Investments — 99.6%
(Cost $160,982,756)		$230,241,643

A list of open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
IFSC Nifty50 Index	112	Sep-2024	$5,641,624	$5,687,808	$46,184

Percentages are based on Net Assets of $231,275,757.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2024.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Ser — Series
Vol — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Registered Investment Companies	$152,375,394	$–	$–		$152,375,394
Common Stock
Australia	–	668,628	–		668,628
Austria	–	142,201	–		142,201
Brazil	1,510,673	–	–		1,510,673
Canada	5,268,382	–	–		5,268,382
Chile	–	178,216	–		178,216
China	44,719	7,747,106	–		7,791,825
Denmark	–	2,395,585	–		2,395,585
France	–	2,096,710	–		2,096,710
Germany	–	2,716,744	–		2,716,744
Hong Kong	–	53,595	–		53,595
Indonesia	162,704	830,698	–		993,402
Italy	226,039	3,118,732	–		3,344,771
Japan	–	15,711,817	–		15,711,817
Malaysia	–	147,376	–		147,376
Mexico	1,709,635	–	–		1,709,635
Netherlands	–	1,997,330	–		1,997,330
Norway	–	56,799	–		56,799
Philippines	–	11,085	–		11,085
Poland	–	728,299	–		728,299
Portugal	–	115,358	–		115,358
Romania	–	42,952	–		42,952
Russia	–	–	–	(1)	–
South Africa	183,846	154,582	–		338,428
South Korea	–	3,124,562	–		3,124,562
Spain	–	2,174,695	–		2,174,695
Sweden	–	2,084,240	–		2,084,240
Switzerland	–	1,610,223	–		1,610,223
Taiwan	–	7,894,056	–		7,894,056
Thailand	–	337,908	–		337,908
Türkiye	–	1,447,703	–		1,447,703
United Kingdom	–	2,654,660	–		2,654,660
United States	93,828	1,478,115	–		1,571,943
Total Common Stock	9,199,826	61,719,975	–	(1)	70,919,801
Preferred Stock
Brazil	574,785	–	–		574,785
Warrants	–	–	–	(1)	–
Short-Term Investment	6,371,663	–	–		6,371,663
Total Investments in Securities	$168,521,668	$61,719,975	$–	(1)	$230,241,643

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts^
Unrealized Appreciation	$46,184	$–	$–		$46,184
Total Other Financial Instruments	$46,184	$–	$–		$46,184

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2024

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes securities valued at zero.

^ Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.8%
	Shares	Value
AUSTRALIA — 0.1%
BlueScope Steel	1,841	$25,649
Fortescue	24,313	299,524
REA Group	734	108,721
Wesfarmers	1,077	52,834
		486,728

AUSTRIA — 0.0%
Erste Group Bank	2,210	120,964

BRAZIL — 0.2%
Banco do Brasil	81,400	405,559
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	113,692
Itau Unibanco Holding ADR	24,573	160,216
PRIO	17,600	145,867
TIM	31,500	99,598
Ultrapar Participacoes	5,700	23,626
Wheaton Precious Metals	1,224	75,648
		1,024,206

CANADA — 0.9%
Canadian Natural Resources	20,988	759,689
Canadian Pacific Kansas City	3,055	253,599
Cenovus Energy	25,153	466,422
CGI, Cl A *	253	28,504
Constellation Software	22	71,840
Dollarama	718	72,724
George Weston	512	83,275
Hydro One	1,426	48,473
Imperial Oil	6,944	522,996
Intact Financial	1,593	299,805
National Bank of Canada	4,302	394,208
RB Global	1,078	92,870
Royal Bank of Canada	1,750	211,639
Sun Life Financial	315	17,170
Teck Resources, Cl B	2,215	106,062
WSP Global	1,366	227,719
		3,656,995

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
CHILE — 0.0%
Antofagasta	5,161	$126,013

CHINA — 1.4%
AAC Technologies Holdings	22,000	93,462
Agricultural Bank of China, Cl A	39,500	25,159
Agricultural Bank of China, Cl H	831,000	366,037
Airtac International Group	1,046	28,293
Aluminum Corp of China, Cl H	248,000	154,609
Anhui Conch Cement, Cl A	3,288	9,695
Bank of Beijing, Cl A	19,900	14,730
Bank of China, Cl A	24,900	16,818
Bank of Communications, Cl A	23,300	23,334
Bank of Communications, Cl H	213,000	153,922
Bank of Ningbo, Cl A	4,440	12,651
Bank of Shanghai, Cl A	12,297	12,272
Baoshan Iron & Steel, Cl A	41,800	35,124
Beijing Enterprises Holdings	4,000	12,929
BOE Technology Group, Cl A	72,900	39,681
Bosideng International Holdings	90,000	44,117
BYD, Cl A	900	31,537
BYD, Cl H	1,000	30,627
BYD Electronic International	25,500	93,420
China CITIC Bank, Cl H	280,000	161,561
China Coal Energy, Cl H	84,000	100,144
China Communications Services, Cl H	46,000	23,429
China Construction Bank, Cl H	525,000	368,624
China Everbright Bank, Cl A	30,400	13,116
China Hongqiao Group	105,500	143,873
China Merchants Bank, Cl A	5,100	23,052
China Merchants Securities, Cl A	5,500	11,340
China Merchants Shekou Industrial Zone Holdings, Cl A	11,800	15,335
China Pacific Insurance Group, Cl A	3,700	15,442
China Pacific Insurance Group, Cl H	5,400	13,996
China Petroleum & Chemical, Cl A	26,300	25,225
China Petroleum & Chemical, Cl H	144,000	97,308
China Resources Power Holdings	12,000	32,536
China Shenhua Energy, Cl H	100,500	431,919
China Taiping Insurance Holdings	144,200	186,461
China Tourism Group Duty Free, Cl A	1,400	12,019
COSCO SHIPPING Holdings, Cl H	96,250	132,255
Foshan Haitian Flavouring & Food, Cl A	3,089	16,065

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Geely Automobile Holdings	38,000	$42,527
Great Wall Motor, Cl H	60,500	86,459
Guotai Junan Securities, Cl A	7,677	15,957
Haier Smart Home, Cl A	6,741	23,438
Haitong Securities, Cl A	11,400	13,850
Hansoh Pharmaceutical Group	16,000	40,808
Huatai Securities, Cl A	8,200	14,522
Huaxia Bank, Cl A	11,000	9,336
Industrial & Commercial Bank of China, Cl A	13,200	11,127
Industrial & Commercial Bank of China, Cl H	303,000	173,291
Industrial Bank, Cl A	5,400	12,556
Inner Mongolia Yili Industrial Group, Cl A	4,100	13,074
Jiangsu Hengrui Pharmaceuticals, Cl A	4,320	26,800
Jiangsu Yanghe Distillery, Cl A	900	10,371
Kanzhun ADR	2,747	34,228
Kweichow Moutai, Cl A	200	40,603
Lenovo Group	102,000	124,548
Luxshare Precision Industry, Cl A	5,415	30,128
Luzhou Laojiao, Cl A	1,000	16,754
Midea Group, Cl A	2,100	19,159
MINISO Group Holding	1,600	6,635
NARI Technology, Cl A	8,683	30,074
New China Life Insurance, Cl A	2,100	9,765
New Oriental Education & Technology Group *	16,400	99,797
NXP Semiconductors	1,303	334,037
PetroChina, Cl A	15,900	20,022
PetroChina, Cl H	748,000	674,634
PICC Property & Casualty, Cl H	168,000	217,576
Ping An Bank, Cl A	7,000	10,016
Ping An Insurance Group of China, Cl A	3,200	19,832
Poly Developments and Holdings Group, Cl A	9,900	11,282
Pop Mart International Group	13,600	79,637
SAIC Motor, Cl A	6,000	10,625
Sany Heavy Industry, Cl A	12,400	28,146
Shanghai Pudong Development Bank, Cl A	10,000	11,867
Shenwan Hongyuan Group, Cl A	19,800	12,613
Sinotruk Hong Kong	66,000	164,668
Weichai Power, Cl H	60,000	91,772
Wuliangye Yibin, Cl A	800	13,860

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Xiaomi, Cl B *	70,000	$172,579
Yankuang Energy Group, Cl H	105,300	136,455
Yonghui Superstores, Cl A *	21,100	6,950
		5,944,495

DENMARK — 0.4%
Danske Bank	7,177	224,010
DSV Panalpina	413	73,806
Novo Nordisk, Cl B	6,375	885,552
Pandora	2,919	511,273
ROCKWOOL International, Cl B	119	51,634
Vestas Wind Systems *	1,765	40,327
		1,786,602

FINLAND — 0.0%
Wartsila Abp	1,330	29,334

FRANCE — 0.4%
Air Liquide	893	166,714
Cie Generale des Etablissements Michelin SCA	12,006	471,409
Dassault Systemes	1,220	47,677
EssilorLuxottica	578	137,063
Hermes International SCA	98	234,559
L'Oreal	155	68,007
LVMH Moet Hennessy Louis Vuitton	89	66,244
Safran	787	172,460
TotalEnergies	4,339	298,488
		1,662,621

GERMANY — 0.4%
Brenntag	992	73,768
Commerzbank	10,794	160,040
Deutsche Boerse	247	55,531
Hannover Rueck	1,226	347,834
Heidelberg Materials	176	18,694
Mercedes-Benz Group	234	16,129
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	695,782
RWE	433	15,619

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Siemens	2,716	$510,895
Siemens Energy *	582	16,809
		1,911,101

HONG KONG — 0.0%
Techtronic Industries	2,500	33,497

INDONESIA — 0.2%
Adaro Energy Indonesia	1,134,000	261,143
Bank Mandiri Persero	820,300	379,057
Sumber Alfaria Trijaya	703,300	131,968
		772,168

IRELAND — 0.3%
Accenture, Cl A	3,511	1,200,586

ITALY — 0.6%
Ferrari	239	118,733
Intesa Sanpaolo	227,211	949,601
Leonardo	11,312	288,572
Prysmian	4,171	293,778
UniCredit	18,029	749,378
		2,400,062

JAPAN — 2.7%
Advantest	8,500	391,336
Aisin	1,700	59,740
Ajinomoto	4,800	184,764
Chiba Bank	52,300	443,006
Chugai Pharmaceutical	2,100	106,013
Daiichi Sankyo	4,500	188,899
Denso	5,200	80,724
Disco	600	173,949
ENEOS Holdings	6,400	34,815
Fuji Electric	500	30,180
FUJIFILM Holdings	7,800	210,363
Fujitsu	14,000	258,788
Hitachi	7,000	172,690
Hoya	2,900	411,588

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Idemitsu Kosan	1,700	$12,425
Inpex	1,600	23,586
Isuzu Motors	2,200	33,401
ITOCHU	9,400	500,495
Japan Post Bank	28,000	263,158
Japan Post Holdings	13,200	128,979
Japan Post Insurance	3,600	68,208
Japan Tobacco	22,500	649,581
Kansai Electric Power	3,400	60,432
Kawasaki Kisen Kaisha	4,200	62,042
Marubeni	13,600	234,594
Mazda Motor	1,400	11,825
Mitsubishi	9,000	187,365
Mitsubishi HC Capital	35,300	254,974
Mitsubishi UFJ Financial Group	15,200	160,364
Mitsui	20,400	440,931
Mitsui OSK Lines	5,000	180,377
Mizuho Financial Group	54,800	1,137,976
Nippon Sanso Holdings	1,800	62,025
Nippon Steel	14,000	319,490
Nippon Yusen	21,000	761,857
Nitto Denko	600	50,315
Nomura Real Estate Holdings	2,400	69,135
Nomura Research Institute	2,400	80,729
Obayashi	8,900	114,456
ORIX	7,500	188,557
Renesas Electronics	6,900	120,125
Resona Holdings	32,300	229,703
Sekisui House	600	15,508
Shin-Etsu Chemical	9,000	398,414
Sompo Holdings	3,000	70,836
Sony	1,200	116,873
Subaru	1,800	34,525
Sumitomo	5,600	133,159
Sumitomo Electric Industries	13,400	223,375
Sumitomo Mitsui Financial Group	2,900	191,380
Sumitomo Mitsui Trust Holdings	10,300	256,675
TDK	1,800	122,691
Tokio Marine Holdings	3,400	129,385
Tokyo Electric Power Holdings *	16,200	77,270
Tokyo Electron	2,700	485,947

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Tokyo Gas	3,700	$92,558
		11,502,556

MALAYSIA — 0.0%
Inari Amertron	74,100	54,092
Telekom Malaysia	43,200	67,571
YTL	10,700	7,208
		128,871

MEXICO — 0.3%
America Movil ADR	3,463	57,347
Arca Continental	15,600	140,671
Coca-Cola Femsa ADR	1,593	134,194
Grupo Bimbo, Ser A	18,400	66,063
Grupo Carso	17,100	104,766
Grupo Financiero Inbursa, Cl O *	67,800	161,115
Grupo Mexico	14,300	73,445
Promotora y Operadora de Infraestructura	10,290	96,143
Southern Copper	3,670	373,313
Wal-Mart de Mexico	43,700	139,082
		1,346,139

NETHERLANDS — 0.3%
ASML Holding	943	850,429
BE Semiconductor Industries	233	30,727
NN Group	1,310	64,251
Wolters Kluwer	1,037	177,334
		1,122,741

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	24,600	32,261

POLAND — 0.1%
Bank Polska Kasa Opieki	4,547	186,279
Budimex	513	79,736
Dino Polska *	183	15,214
LPP	6	22,820
mBank *	494	81,723
Powszechna Kasa Oszczednosci Bank Polski	7,038	105,399

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Powszechny Zaklad Ubezpieczen	790	$9,513
		500,684

PORTUGAL — 0.0%
Galp Energia SGPS	5,214	108,315

ROMANIA — 0.0%
NEPI Rockcastle	5,921	48,285

RUSSIA — 0.0%
Evraz * (1)	16,851	—

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,196	16,066
FirstRand	5,526	26,571
Harmony Gold Mining ADR	13,821	133,649
Shoprite Holdings	2,772	48,031
Sibanye Stillwater	53,377	51,009
		275,326

SOUTH KOREA — 0.6%
DB Insurance	1,142	99,407
Hana Financial Group	4,656	216,154
Hankook Tire & Technology	3,250	105,793
Hanmi Semiconductor	2,089	180,520
Hanwha Aerospace	457	99,446
HD Hyundai	623	37,765
KB Financial Group	3,071	198,033
Kia	3,952	313,982
Korea Zinc	112	44,851
Krafton *	415	101,563
Kumho Petrochemical	346	35,483
LG Electronics	297	22,145
LG Innotek	574	119,729
Meritz Financial Group	1,869	127,590
NH Investment & Securities	14,168	144,835
Posco International	1,165	49,343
Samsung C&T	85	9,406
Samsung E&A *	748	14,242
Samsung Electronics	4,820	267,695

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Samsung Fire & Marine Insurance	256	$66,501
SK Square *	1,665	97,997
		2,352,480

SPAIN — 0.4%
Banco Bilbao Vizcaya Argentaria	17,512	186,037
Banco Santander	70,225	349,195
CaixaBank	86,144	518,858
Iberdrola	18,507	262,590
Repsol	12,355	169,658
		1,486,338

SWEDEN — 0.4%
Alfa Laval	4,339	194,678
Atlas Copco, Cl A	25,804	469,456
Epiroc, Cl A	1,316	25,381
Investor, Cl B	10,944	325,863
Skandinaviska Enskilda Banken, Cl A	15,002	231,028
SKF, Cl B	7,831	148,387
Tele2, Cl B	25,076	284,465
		1,679,258

SWITZERLAND — 0.3%
Avolta	317	12,318
Chocoladefabriken Lindt & Spruengli	5	66,074
Kuehne + Nagel International	809	251,040
Partners Group Holding	76	109,952
Sika	290	93,361
Sonova Holding	131	45,803
Swiss Life Holding	60	48,640
UBS Group	1,015	31,278
VAT Group	336	174,318
Zurich Insurance Group	839	487,019
		1,319,803

TAIWAN — 1.3%
Accton Technology	11,000	175,151
Acer	42,000	57,601
Advantech	5,058	55,328
ASE Technology Holding	55,000	263,927

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Asia Cement	40,000	$56,363
Asustek Computer	2,000	33,544
Catcher Technology	22,000	162,495
Chailease Holding	21,314	97,075
Compal Electronics	17,000	17,687
Delta Electronics	9,000	112,201
E.Sun Financial Holding	220,393	194,294
Eclat Textile	1,000	16,746
Evergreen Marine Taiwan	16,800	98,810
Fubon Financial Holding	18,972	54,464
Hon Hai Precision Industry	85,000	490,683
Hua Nan Financial Holdings	18,900	15,080
Lite-On Technology	10,000	33,550
MediaTek	10,000	388,168
Mega Financial Holding	29,796	36,345
Micro-Star International	18,000	103,432
Novatek Microelectronics	19,000	320,912
Quanta Computer	19,000	159,618
Realtek Semiconductor	15,000	251,222
SinoPac Financial Holdings	26,985	20,285
Synnex Technology International	32,000	72,045
Taishin Financial Holding	154,494	89,342
Taiwan Cooperative Financial Holding	146,562	118,722
Taiwan Semiconductor Manufacturing	48,000	1,421,058
United Microelectronics	202,000	351,049
Wiwynn	2,000	119,329
Yang Ming Marine Transport	9,000	18,165
Yuanta Financial Holding	165,242	164,927
Zhen Ding Technology Holding	26,000	110,133
		5,679,751

THAILAND — 0.0%
Bumrungrad Hospital NVDR	20,100	145,147
Delta Electronics Thailand NVDR	4,500	14,159
		159,306

TÜRKIYE — 0.2%
Akbank	75,504	129,252
BIM Birlesik Magazalar	10,804	171,112
Ford Otomotiv Sanayi	2,480	70,121
Haci Omer Sabanci Holding	131,072	338,479

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
Turk Hava Yollari AO *	2,594	$22,872
Turkcell Iletisim Hizmetleri	29,483	85,120
Turkiye Is Bankasi, Cl C	386,393	149,989
Turkiye Petrol Rafinerileri	2,296	11,360
Yapi ve Kredi Bankasi	88,564	81,144
		1,059,449

UNITED KINGDOM — 0.4%
Ashtead Group	4,475	318,639
AstraZeneca	1,371	240,289
BAE Systems	12,198	219,318
Berkeley Group Holdings	6,339	416,759
HSBC Holdings	6,445	56,656
JD Sports Fashion	39,370	71,762
Legal & General Group	52,042	153,699
Melrose Industries	20,859	132,501
Next	390	52,298
Pearson	3,374	47,020
Rolls-Royce Holdings *	23,217	152,220
SSE	784	19,500
		1,880,661

UNITED STATES — 40.7%
COMMUNICATION SERVICES — 3.0%
Alphabet, Cl A	10,421	1,702,583
Alphabet, Cl C	9,059	1,495,731
AT&T	15,921	316,828
Atlanta Braves Holdings, Cl C *	45	1,920
Charter Communications, Cl A *	567	197,055
Comcast, Cl A	5,324	210,671
Electronic Arts	1,103	167,457
Fox, Cl A	1,383	57,215
Fox, Cl B	2,469	94,884
Liberty Media -Liberty Formula One, Cl A *	600	42,372
Liberty Media -Liberty Formula One, Cl C *	946	73,835
Live Nation Entertainment *	922	90,052
Meta Platforms, Cl A	11,250	5,864,738
Netflix *	1,300	911,755
News, Cl B	1,712	50,384
Omnicom Group	1,356	136,183
Pinterest, Cl A *	1,730	55,429

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
ROBLOX, Cl A *	559	$24,590
Snap, Cl A *	3,407	31,821
Spotify Technology *	162	55,547
Take-Two Interactive Software *	447	72,284
TKO Group Holdings, Cl A	262	30,976
T-Mobile US	1,879	373,395
Trade Desk, Cl A *	389	40,662
Verizon Communications	8,269	345,479
Walt Disney	1,584	143,162
Warner Bros Discovery *	7,406	58,063
Warner Music Group, Cl A	700	20,027
		12,665,098

CONSUMER DISCRETIONARY — 4.5%
Airbnb, Cl A *	496	58,186
Amazon.com *	25,673	4,582,631
Aptiv *	823	58,869
AutoNation *	4,486	798,418
AutoZone *	127	404,048
Best Buy	929	93,272
Booking Holdings	55	215,008
Burlington Stores *	127	34,066
Carnival *	5,567	91,856
Chipotle Mexican Grill, Cl A *	4,899	274,736
Choice Hotels International	455	58,053
Darden Restaurants	979	154,829
Deckers Outdoor *	79	75,784
Dick's Sporting Goods	2,972	704,245
Domino's Pizza	262	108,523
DoorDash, Cl A *	1,118	143,898
DR Horton	4,399	830,355
eBay	3,294	194,675
Expedia Group *	550	76,500
Ford Motor	12,647	141,520
Gap	5,512	123,634
Garmin	663	121,521
General Motors	5,935	295,444
Genuine Parts	797	114,178
Hilton Worldwide Holdings	744	163,412
Home Depot	2,421	892,139

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Las Vegas Sands	1,152	$44,916
Lennar, Cl A	1,017	185,155
Lennar, Cl B	77	13,000
Lowe's	915	227,378
Lululemon Athletica *	791	205,241
Marriott International, Cl A	824	193,385
McDonald's	1,154	333,114
NIKE, Cl B	4,642	386,771
NVR *	33	302,691
Ollie's Bargain Outlet Holdings *	500	44,780
O'Reilly Automotive *	317	358,200
Penske Automotive Group	3,074	522,887
Pool	720	253,166
PulteGroup	3,114	409,958
Ralph Lauren, Cl A	503	86,144
Ross Stores	1,244	187,359
Royal Caribbean Cruises *	4,545	748,198
Starbucks	1,808	170,983
Tesla *	2,089	447,276
TJX	2,581	302,674
Toll Brothers	7,686	1,107,322
TopBuild *	889	349,395
Tractor Supply	1,436	384,202
Ulta Beauty *	245	86,446
Williams-Sonoma	5,264	707,113
Wingstop	242	93,439
Yum! Brands	1,015	136,944
		19,097,937

CONSUMER STAPLES — 2.2%
Altria Group	3,770	202,713
Archer-Daniels-Midland	991	60,441
Brown-Forman, Cl A	439	20,084
Brown-Forman, Cl B	689	31,412
Bunge Global	525	53,225
Campbell Soup	1,028	51,112
Casey's General Stores	473	171,373
Church & Dwight	1,050	106,974
Clorox	278	44,010
Coca-Cola	7,652	554,540

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Colgate-Palmolive	2,292	$244,098
Constellation Brands, Cl A	601	144,667
Costco Wholesale	745	664,823
Dollar General	815	67,621
Dollar Tree *	923	77,984
Estee Lauder, Cl A	451	41,339
General Mills	2,434	175,954
Hershey	837	161,591
Hormel Foods	1,658	53,968
JBS	9,800	60,494
Kellanova	1,266	102,052
Kenvue	4,630	101,629
Keurig Dr Pepper	3,013	110,306
Kimberly-Clark	611	88,387
Kraft Heinz	2,761	97,822
Kroger	4,728	251,577
McCormick	1,068	85,259
Mondelez International, Cl A	4,499	323,073
Monster Beverage *	1,746	82,289
PepsiCo	3,802	657,290
Philip Morris International	2,469	304,403
Procter & Gamble	5,424	930,433
Sysco	2,262	176,368
Target	4,952	760,726
Tyson Foods, Cl A	865	55,628
US Foods Holding *	859	50,861
Walmart	28,635	2,211,481
WK Kellogg	599	10,276
		9,388,283

ENERGY — 2.1%
Baker Hughes, Cl A	4,219	148,382
BP	41,966	237,581
Cheniere Energy	1,146	212,308
Chevron	4,514	667,846
ConocoPhillips	4,317	491,231
Coterra Energy	2,756	67,053
Devon Energy	5,578	249,783
Diamondback Energy	3,158	616,157
EOG Resources	2,677	344,851

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
EQT	1,335	$44,736
Exxon Mobil	12,405	1,463,066
Halliburton	5,489	170,653
Hess	1,353	186,795
Kinder Morgan	8,942	192,879
Marathon Oil	3,489	99,960
Marathon Petroleum	3,530	625,234
Occidental Petroleum	6,234	355,213
ONEOK	2,804	258,977
Phillips 66	1,969	276,270
Schlumberger	3,456	152,029
Targa Resources	7,200	1,057,680
Tenaris	10,560	155,409
Texas Pacific Land	69	59,953
Valero Energy	2,665	391,035
Williams	5,634	257,868
		8,782,949

FINANCIALS — 6.1%
Aflac	3,450	380,742
Allstate	2,219	419,258
American Express	1,429	369,611
American International Group	7,003	539,581
Ameriprise Financial	1,966	883,599
Aon, Cl A	1,345	462,303
Apollo Global Management	969	112,142
Arch Capital Group *	4,421	499,971
Ares Management, Cl A	500	73,200
Arthur J Gallagher	528	154,477
Assurant	1,057	207,542
Assured Guaranty	510	40,841
Bank of America	11,454	466,751
Bank of New York Mellon	2,474	168,776
Bank OZK	2,910	126,149
Berkshire Hathaway, Cl B *	3,052	1,452,508
BlackRock, Cl A	261	235,372
Blackstone, Cl A	238	33,882
Block, Cl A *	968	63,965
Brown & Brown	1,634	171,782
Capital One Financial	1,225	179,989

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Carlyle Group	1,244	$49,922
Cboe Global Markets	418	85,857
Charles Schwab	2,422	157,672
Chubb	901	256,046
Cincinnati Financial	1,095	150,048
Citigroup	2,537	158,918
Citizens Financial Group	11,823	508,980
CME Group, Cl A	722	155,764
CNA Financial	3,876	201,242
Coinbase Global, Cl A *	470	86,179
Corebridge Financial	2,089	61,751
Corpay *	501	158,091
Discover Financial Services	1,167	161,875
East West Bancorp	3,823	321,400
Equitable Holdings	1,214	51,619
Erie Indemnity, Cl A	189	96,055
Everest Group	149	58,444
FactSet Research Systems	295	124,738
Fidelity National Financial	3,034	178,885
Fidelity National Information Services	967	79,729
Fifth Third Bancorp	3,609	154,068
First American Financial	1,333	85,045
First Citizens BancShares, Cl A	150	304,605
First Hawaiian	12,842	312,446
Fiserv *	2,099	366,485
Global Payments	459	50,954
Goldman Sachs Group	879	448,510
Hartford Financial Services Group	3,402	394,972
Huntington Bancshares	4,380	65,569
Interactive Brokers Group, Cl A	163	21,009
Intercontinental Exchange	2,113	341,355
Jefferies Financial Group	1,798	107,790
JPMorgan Chase	18,618	4,185,326
KeyCorp	3,591	61,262
KKR	2,096	259,422
Loews	807	66,126
LPL Financial Holdings	431	96,691
M&T Bank	1,213	208,769
Markel Group *	93	148,863
Marsh & McLennan	2,355	535,786
Mastercard, Cl A	1,581	764,161

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
MetLife	3,415	$264,594
Moody's	553	269,720
Morgan Stanley	6,904	715,323
Morningstar	165	51,772
MSCI, Cl A	229	132,955
Nasdaq	4,851	349,660
Northern Trust	930	84,825
PayPal Holdings *	2,403	174,049
PNC Financial Services Group	1,082	200,267
Principal Financial Group	1,334	108,614
Progressive	2,923	737,181
Prudential Financial	1,202	145,634
Raymond James Financial	865	103,428
Regions Financial	6,591	154,361
Reinsurance Group of America, Cl A	239	52,762
S&P Global	487	249,948
State Street	1,537	133,873
Synchrony Financial	3,575	179,680
Synovus Financial	497	22,922
T Rowe Price Group	827	87,695
Tradeweb Markets, Cl A	588	69,525
Travelers	1,437	327,737
Truist Financial	4,534	201,582
US Bancorp	3,586	169,367
Visa, Cl A	2,750	760,018
Wells Fargo	5,840	341,465
Western Alliance Bancorp	2,713	221,598
Willis Towers Watson	543	158,616
WR Berkley	3,753	224,054
Zions Bancorp	1,270	62,941
		25,881,036

HEALTH CARE — 4.7%
Abbott Laboratories	1,512	171,264
AbbVie	4,768	936,006
Agilent Technologies	1,063	151,924
Align Technology *	188	44,597
Alnylam Pharmaceuticals *	471	123,727
Amgen	1,106	369,216
Avantor *	1,809	46,745

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Baxter International	1,541	$58,466
Becton Dickinson	699	169,445
Biogen *	409	83,747
BioMarin Pharmaceutical *	869	79,261
Boston Scientific *	2,187	178,875
Bristol-Myers Squibb	6,892	344,255
Cardinal Health	1,059	119,370
Cencora, Cl A	2,436	583,593
Centene *	2,173	171,298
Chemed	99	58,031
Cigna Group	1,659	600,243
Cooper	976	103,192
CVS Health	2,882	164,966
Danaher	2,890	778,306
DexCom *	572	39,662
Edwards Lifesciences *	1,770	123,829
Elevance Health	1,369	762,382
Eli Lilly	3,749	3,599,115
Fortrea Holdings *	887	20,454
GE HealthCare Technologies	2,077	176,171
Gilead Sciences	5,962	470,998
GRAIL *	58	823
HCA Healthcare	3,022	1,195,473
Hologic *	1,680	136,483
Humana	292	103,505
ICON *	170	54,750
IDEXX Laboratories *	676	325,379
Illumina *	350	45,990
Incyte *	344	22,587
Intuitive Surgical *	307	151,237
IQVIA Holdings *	654	164,514
Johnson & Johnson	2,092	346,979
Labcorp Holdings	684	157,245
McKesson	1,631	915,121
Medtronic	2,229	197,445
Merck	3,210	380,225
Mettler-Toledo International *	125	179,885
Moderna *	666	51,548
Molina Healthcare *	1,202	420,448
Neurocrine Biosciences *	250	31,765
Pfizer	4,924	142,845

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Quest Diagnostics	1,882	$295,418
Regeneron Pharmaceuticals *	499	591,160
ResMed	513	125,695
Royalty Pharma, Cl A	1,078	31,294
Solventum *	499	31,975
STERIS	377	90,895
Stryker	644	232,110
Thermo Fisher Scientific	804	494,516
United Therapeutics *	1,086	394,815
UnitedHealth Group	1,492	880,578
Veeva Systems, Cl A *	493	106,705
Vertex Pharmaceuticals *	518	256,871
Waters *	248	85,895
West Pharmaceutical Services	206	64,608
Zimmer Biomet Holdings	622	71,816
Zoetis, Cl A	3,446	632,307
		19,940,043

INDUSTRIALS — 6.9%
3M	886	119,335
A O Smith	254	21,265
AECOM	1,348	134,989
Air Lease, Cl A	1,150	53,211
Allison Transmission Holdings	2,427	225,104
AMETEK	1,177	201,326
Automatic Data Processing	934	257,700
Axon Enterprise *	388	141,608
AZEK, Cl A *	5,412	230,714
Boeing *	914	158,798
Booz Allen Hamilton Holding, Cl A	3,392	538,582
Broadridge Financial Solutions	1,442	306,944
Builders FirstSource *	3,675	639,450
Carlisle	851	360,654
Carrier Global	2,066	150,363
Caterpillar	1,761	627,092
Cintas	912	734,269
Copart *	8,172	432,789
Core & Main, Cl A *	793	38,088
CSX	9,199	315,250
Cummins	656	205,230

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Deere	1,345	$518,820
Delta Air Lines	10,892	462,801
Dover	2,700	502,281
Eaton	3,722	1,142,393
EMCOR Group	208	81,756
Emerson Electric	1,915	201,822
Equifax	514	157,865
Esab	5,293	555,606
Expeditors International of Washington	1,074	132,542
Experian	4,503	218,793
Fastenal	5,819	397,321
FedEx	1,087	324,763
Ferguson Enterprises	683	140,500
Fortive	1,538	114,427
GE Vernova *	445	89,345
General Dynamics	746	223,323
General Electric	5,021	876,767
Graco	797	66,430
HEICO	516	132,385
HEICO, Cl A	280	56,025
Honeywell International	1,106	229,948
Howmet Aerospace	4,905	474,117
Hubbell, Cl B	1,447	578,684
IDEX	541	111,706
Illinois Tool Works	599	151,655
Ingersoll Rand	4,230	386,834
ITT	1,371	190,871
Jacobs Solutions	2,452	369,958
JB Hunt Transport Services	884	153,109
Johnson Controls International	2,338	170,323
L3Harris Technologies	542	128,275
Landstar System	207	37,790
Leidos Holdings	1,001	158,669
Lennox International	94	55,478
Lockheed Martin	569	323,249
Masco	908	72,240
Nordson	654	167,790
Norfolk Southern	393	100,671
Northrop Grumman	379	198,297
nVent Electric	1,352	91,882
Old Dominion Freight Line	3,636	701,021

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Otis Worldwide	1,188	$112,492
Owens Corning	1,728	291,565
PACCAR	2,341	225,157
Parker-Hannifin	1,518	911,104
Paychex	1,455	190,896
Pentair	704	62,438
Quanta Services	3,315	912,056
Regal Beloit	474	79,542
Republic Services, Cl A	927	193,011
Rockwell Automation	385	104,732
Rollins	1,732	86,912
RTX	2,312	285,162
Ryder System	349	50,689
Schneider Electric	3,162	806,627
Snap-on	913	259,055
Southwest Airlines	1,809	52,316
SS&C Technologies Holdings	1,137	85,377
Textron	857	78,158
Timken	1,565	132,289
Trane Technologies	3,875	1,401,433
TransDigm Group	164	225,206
Uber Technologies *	4,875	356,509
U-Haul Holding *	93	6,605
U-Haul Holding, Cl B	878	60,011
Union Pacific	1,465	375,172
United Airlines Holdings *	1,466	64,563
United Parcel Service, Cl B	1,488	191,282
United Rentals	2,105	1,560,352
Veralto	369	41,487
Verisk Analytics, Cl A	984	268,455
Vertiv Holdings, Cl A	8,361	694,214
Waste Management	1,802	382,096
Watsco	501	238,185
Westinghouse Air Brake Technologies	1,548	262,494
WW Grainger	718	707,173
XPO *	3,637	416,873
Xylem	849	116,763
		29,429,744

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — 9.2%
Adobe *	741	$425,638
Advanced Micro Devices *	2,160	320,890
Amdocs	844	73,403
Amphenol, Cl A	2,678	180,631
Analog Devices	831	195,152
ANSYS *	174	55,927
Apple	32,261	7,387,769
Applied Materials	1,395	275,178
AppLovin, Cl A *	4,435	411,878
Arista Networks *	1,751	618,768
Arrow Electronics *	337	45,522
Atlassian, Cl A *	73	12,089
Autodesk *	718	185,531
Bentley Systems, Cl B	1,002	51,573
Broadcom	5,830	949,241
Cadence Design Systems *	1,859	499,941
CDW	2,436	549,659
Cisco Systems	8,177	413,266
Cloudflare, Cl A *	528	43,370
Cognizant Technology Solutions, Cl A	864	67,193
Corning	3,916	163,885
Crowdstrike Holdings, Cl A *	236	65,438
Datadog, Cl A *	325	37,785
Dell Technologies, Cl C	1,214	140,266
Dynatrace *	932	47,178
Entegris	648	75,084
Fair Isaac *	436	754,398
First Solar *	557	126,645
Flex *	1,608	52,244
Fortinet *	5,026	385,544
Gartner *	430	211,543
Gen Digital	3,804	100,654
GLOBALFOUNDRIES *	410	19,139
GoDaddy, Cl A *	694	116,183
Hewlett Packard Enterprise	7,177	139,018
HP	4,159	150,473
HubSpot *	73	36,432
Intel	3,699	81,526
International Business Machines	2,206	445,899
Intuit	196	123,531
Jabil	1,394	152,336

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Juniper Networks	1,278	$49,689
Keysight Technologies *	2,743	422,751
KLA	1,478	1,211,118
Kyndryl Holdings *	6,559	155,383
Lam Research	714	586,201
Manhattan Associates *	440	116,349
Marvell Technology	2,205	168,109
Microchip Technology	2,735	224,708
Micron Technology	2,374	228,474
Microsoft	18,875	7,873,518
MongoDB, Cl A *	27	7,851
Monolithic Power Systems	140	130,855
Motorola Solutions	1,182	522,491
NetApp	1,110	133,999
Nutanix, Cl A *	844	53,332
NVIDIA	56,025	6,687,704
Okta, Cl A *	678	53,379
ON Semiconductor *	1,706	132,846
Oracle	3,114	439,977
Palantir Technologies, Cl A *	5,170	162,752
Palo Alto Networks *	528	191,516
Pegasystems	493	34,944
PTC *	527	94,380
QUALCOMM	2,095	367,254
Roper Technologies	344	190,717
Salesforce	1,182	298,928
Seagate Technology Holdings	1,276	127,026
ServiceNow *	117	100,035
Skyworks Solutions	485	53,151
Snowflake, Cl A *	279	31,870
Super Micro Computer *	143	62,591
Synopsys *	1,052	546,598
TD SYNNEX	434	52,696
TE Connectivity	1,162	178,483
Teledyne Technologies *	742	321,138
Teradyne	2,173	297,114
Texas Instruments	1,127	241,561
Trimble *	1,952	110,659
Tyler Technologies *	104	61,138
VeriSign *	267	49,101
Western Digital *	1,814	118,980

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Workday, Cl A *	421	$110,803
Zebra Technologies, Cl A *	354	122,265
Zoom Video Communications, Cl A *	797	55,057
Zscaler *	219	43,796
		39,411,107

MATERIALS — 1.2%
Air Products & Chemicals	387	107,915
Avery Dennison	711	157,735
Ball	939	59,918
Celanese, Cl A	736	96,122
CF Industries Holdings	1,125	93,476
Corteva	2,267	129,899
Dow	2,256	120,876
DuPont de Nemours	1,894	159,570
Eagle Materials	274	70,624
Ecolab	728	184,315
Element Solutions	2,957	79,070
Freeport-McMoRan	9,542	422,520
Graphic Packaging Holding	1,659	49,654
International Flavors & Fragrances	1,296	134,771
International Paper	1,935	93,693
Linde	799	382,122
LyondellBasell Industries, Cl A	1,878	185,359
Martin Marietta Materials	377	201,378
Newmont	1,835	97,971
Nucor	2,819	428,234
Packaging Corp of America	1,155	242,019
PPG Industries	951	123,373
Reliance	1,913	548,361
RPM International	1,535	178,444
Sherwin-Williams	459	169,541
Steel Dynamics	3,487	416,731
Vulcan Materials	325	79,693
Westlake	200	29,088
		5,042,472

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,103	357,279

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
CoStar Group *	1,416	$109,457
		466,736

UTILITIES — 0.8%
Ameren	710	58,582
American Electric Power	1,708	171,278
American Water Works	463	66,265
Atmos Energy	1,028	134,401
CenterPoint Energy	2,026	55,310
CMS Energy	796	54,017
Consolidated Edison	1,001	101,662
Constellation Energy	966	190,012
Dominion Energy	1,314	73,453
DTE Energy	954	119,269
Duke Energy	1,937	220,721
Edison International	1,113	96,864
Entergy	1,042	125,759
Evergy	1,889	111,715
Eversource Energy	830	56,050
Exelon	2,885	109,890
FirstEnergy	2,829	124,250
NextEra Energy	1,767	142,261
NiSource	1,057	34,944
NRG Energy	780	66,308
PG&E	6,191	121,963
PPL	1,964	62,671
Public Service Enterprise Group	1,448	116,926
Sempra	1,826	150,061
Southern	3,186	275,270
Vistra	3,221	275,170
WEC Energy Group	1,166	108,473
Xcel Energy	1,714	104,948
		3,328,493

		173,433,898
Total Common Stock
(Cost $120,624,075)		225,271,494

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

REGISTERED INVESTMENT COMPANIES — 45.3%
	Shares	Value
EQUITY FUNDS — 45.3%
AQR International Defensive Style Fund, Cl R6	236,380	$3,633,160
AQR Large Cap Defensive Style Fund, Cl R6	269,486	6,866,498
Avantis Emerging Markets Equity ETF	83,457	5,135,944
Avantis International Equity ETF	42,074	2,783,616
Avantis International Small Cap Value ETF	53,670	3,711,280
Avantis U.S. Small Capital Value ETF	68,838	6,602,253
DFA Emerging Markets Portfolio, Cl I	225,873	6,758,110
DFA Emerging Markets Small Cap Portfolio, Cl I	165,174	4,002,164
DFA Emerging Markets Targeted Value Portfolio, Cl I	142,277	1,676,019
DFA International High Relative Profitability Portfolio, Cl I	666,598	9,199,057
DFA International Real Estate Securities, Cl I	686,822	2,664,868
DFA International Small Cap Growth Portfolio, Cl I	85,280	1,365,336
DFA International Small Cap Value Portfolio, Cl I	311,688	7,418,182
DFA International Value Portfolio, Cl I	389,438	8,622,158
DFA Large Cap International Portfolio, Cl I	548,431	15,975,804
DFA Real Estate Securities Portfolio, Cl I	288,190	12,475,749
DFA US Small Cap Portfolio, Cl I	135,268	6,561,863
DFA US Targeted Value Portfolio, Cl I	515,025	17,624,161
Dimensional Emerging Markets High Profitability	126,521	3,284,447
Dimensional US Small Cap ETF	71,747	4,622,659
Dimensional US Targeted Value ETF	130,035	7,257,253
iShares MSCI EAFE Min Vol Factor ETF	13,000	997,360
iShares MSCI Emerging Markets Min Vol Factor ETF	7,500	450,900
iShares MSCI Global Min Vol Factor ETF	109,878	12,467,857
iShares MSCI USA Min Vol Factor ETF	72,000	6,575,040
iShares MSCI USA Momentum Factor ETF	63,098	12,453,652
Schwab International Small-Cap Equity ETF	37,746	1,423,402
Vanguard Small Cap Value ETF	24,094	4,781,454
Vanguard US Momentum Factor ETF	34,062	5,392,696
Vanguard US Quality Factor ETF	28,129	3,990,169
Vanguard US Value Factor ETF	55,458	6,703,541
Total Registered Investment Companies
(Cost $139,101,084)		193,476,652

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

PREFERRED STOCK — 0.1%
	Shares	Value
BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	9,423	$19,394
Petroleo Brasileiro(2)	42,800	298,144

Total Preferred Stock
(Cost $211,972)		317,538
RIGHTS — 0.0%
	Number of Rights
Abiomed*(1)	241	3,762

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 1.6%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.380% (A)
(Cost $6,670,360)	6,670,360	6,670,360
Total Investments — 99.8%
(Cost $266,607,491)		$425,739,806

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

A list of open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
IFSC Nifty50 Index	86	Sep-2024	$4,331,951	$4,367,424	$35,473
S&P 500 Index E-MINI	1	Sep-2024	277,070	283,050	5,980
			$4,609,021	$4,650,474	$41,453

Percentages are based on Net Assets of $426,631,863.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2024.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
Vol — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock
Australia	$–	$486,728	$–		$486,728
Austria	–	120,964	–		120,964
Brazil	1,024,206	–	–		1,024,206
Canada	3,656,995	–	–		3,656,995
Chile	–	126,013	–		126,013
China	368,265	5,576,230	–		5,944,495
Denmark	–	1,786,602	–		1,786,602
Finland	–	29,334	–		29,334
France	–	1,662,621	–		1,662,621
Germany	–	1,911,101	–		1,911,101
Hong Kong	–	33,497	–		33,497
Indonesia	131,968	640,200	–		772,168
Ireland	1,200,586	–	–		1,200,586
Italy	118,733	2,281,329	–		2,400,062
Japan	–	11,502,556	–		11,502,556
Malaysia	–	128,871	–		128,871
Mexico	1,346,139	–	–		1,346,139
Netherlands	–	1,122,741	–		1,122,741
Philippines	–	32,261	–		32,261
Poland	–	500,684	–		500,684
Portugal	–	108,315	–		108,315
Romania	–	48,285	–		48,285
Russia	–	–	–	(1)	–
South Africa	133,649	141,677	–		275,326
South Korea	–	2,352,480	–		2,352,480
Spain	–	1,486,338	–		1,486,338
Sweden	–	1,679,258	–		1,679,258
Switzerland	–	1,319,803	–		1,319,803
Taiwan	–	5,679,751	–		5,679,751
Thailand	–	159,306	–		159,306
Türkiye	–	1,059,449	–		1,059,449
United Kingdom	–	1,880,661	–		1,880,661
United States	172,015,487	1,418,411	–		173,433,898
Total Common Stock	179,996,028	45,275,466	–	(1)	225,271,494
Registered Investment Companies	193,476,652	–	–		193,476,652
Preferred Stock
Brazil	317,538	–	–		317,538
Rights	–	–	3,762		3,762
Warrants	–	–	–	(1)	–
Short-Term Investment	6,670,360	–	–		6,670,360
Total Investments in Securities	$380,460,578	$45,275,466	$3,762		$425,739,806

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$41,453	$–	$–	$41,453
Total Other Financial Instruments	$41,453	$–	$–	$41,453

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes security valued at zero.

^ Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
EQUITY FUNDS — 99.0%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$7,536,788
AQR International Defensive Style Fund, Cl R6	4,637	71,270
AQR International Multi-Style Fund, Cl R6	1,027,929	14,863,856
AQR Large Cap Defensive Style Fund, Cl R6	14,345	365,514
AQR Large Capital Multi-Style Fund, Cl R6	1,057,771	21,462,183
Avantis Emerging Markets Equity ETF	51,424	3,164,633
Avantis International Equity ETF	21,033	1,391,543
Avantis International Small Cap Value ETF	23,085	1,596,328
DFA Emerging Markets Portfolio, Cl I	125,208	3,746,222
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,183,760
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,646	396,347
DFA International High Relative Profitability Portfolio, Cl I	219,241	3,025,530
DFA International Small Cap Growth Portfolio, Cl I	30,149	482,687
DFA International Small Cap Value Portfolio, Cl I	149,638	3,561,374
DFA Large Cap International Portfolio, Cl I	196,661	5,728,739
DFA Real Estate Securities Portfolio, Cl I	51,320	2,221,661
DFA US High Relative Profitability Portfolio, Cl I	412,431	9,960,199
Dimensional Emerging Markets High Profitability	58,569	1,520,434
Dimensional International Value ETF	91,494	3,474,027
Dimensional US Core Equity 2 ETF	145,685	4,928,524
Dimensional US Equity ETF	311,583	19,037,721
Dimensional US Marketwide Value ETF	213,113	8,876,156
Dimensional US Small Cap ETF	47,433	3,056,108
Dimensional US Targeted Value ETF	177,534	9,908,172
iShares MSCI Global Min Vol Factor ETF	66,722	7,570,945
iShares MSCI USA Momentum Factor ETF	8,304	1,638,960
Schwab International Small-Cap Equity ETF	11,998	452,445
Vanguard Small Cap Value ETF	7,431	1,474,682
Vanguard US Momentum Factor ETF	2,889	457,386
Vanguard US Quality Factor ETF	8,804	1,248,869

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2024

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard US Value Factor ETF	17,776	$2,148,692
Total Registered Investment Companies
(Cost $99,820,076)		147,551,755
SHORT-TERM INVESTMENT — 0.6%

DWS Government Money Market Series, Institutional Shares, 5.380% (A)
(Cost $830,103)	830,103	830,103
Total Investments — 99.6%
(Cost $100,650,179)		$148,381,858

Percentages are based on Net Assets of $148,976,373.

(A)	The rate reported is the 7-day effective yield as of August 31, 2024.

Cl — Class
ETF — Exchange-Traded Fund
Min. — Minimum
MSCI — Morgan Stanley Capital International
Vol — Volatility

As of August 31, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 45.7%
	Face Amount	Value
AUSTRALIA — 0.2%
Rio Tinto Finance USA
5.000%, 03/09/33	$421,000	$434,359

CANADA — 1.8%
Canadian National Railway
5.850%, 11/01/33	166,000	181,295
3.850%, 08/05/32	285,000	271,009
Canadian Natural Resources
3.850%, 06/01/27	461,000	452,115
2.950%, 07/15/30	14,000	12,677
Cenovus Energy
2.650%, 01/15/32	89,000	75,935
Fairfax Financial Holdings
6.000%, 12/07/33	312,000	325,576
4.625%, 04/29/30	75,000	74,236
goeasy
4.375%, 05/01/26	710,000	694,024
Kinross
6.250%, 07/15/33	287,000	306,983
National Bank of Canada
5.600%, 12/18/28	403,000	418,713
Suncor Energy
6.850%, 06/01/39	190,000	212,319
6.500%, 06/15/38	20,000	22,029
		3,046,911

FINLAND — 0.2%
Nokia
6.625%, 05/15/39	272,000	287,578

GERMANY — 0.5%
Kreditanstalt fuer Wiederaufbau
1.250%, 01/31/25	820,000	807,724

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	$36,000	$36,034
		843,758

JAPAN — 0.5%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	172,610
Rakuten Group
11.250%, 02/15/27	590,000	640,463
		813,073

LUXEMBOURG — 0.3%
ArcelorMittal
4.550%, 03/11/26	446,000	443,650

SPAIN — 0.3%
Telefonica Emisiones
4.103%, 03/08/27	494,000	488,660

SUPRANATIONAL — 1.5%
Asian Development Bank
0.625%, 04/29/25	1,000,000	974,096
European Investment Bank
3.625%, 07/15/30	100,000	98,874
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	679,461
0.875%, 07/15/26	432,000	407,822
Nordic Investment Bank
4.375%, 03/14/28	359,000	365,120
		2,525,373

UNITED KINGDOM — 2.5%
BAT Capital
4.390%, 08/15/37	205,000	182,891
BAT International Finance
1.668%, 03/25/26	251,000	239,568

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GlaxoSmithKline Capital
3.375%, 06/01/29	$11,000	$10,588
Harbour Energy
5.500%, 10/15/26	812,000	806,026
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(A)	200,000	205,547
6.800%, 06/01/38	480,000	527,977
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	199,991
Jaguar Land Rover Automotive
4.500%, 10/01/27	610,000	596,868
Lloyds Banking Group
1.627%, H15T1Y + 0.850%, 05/11/27(A)	472,000	447,498
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/26(A)	506,000	519,605
5.847%, H15T1Y + 1.350%, 03/02/27(A)	201,000	203,910
RELX Capital
3.000%, 05/22/30	464,000	429,240
		4,369,709

UNITED STATES — 37.9%
COMMUNICATION SERVICES — 3.6%
AT&T
4.850%, 03/01/39	101,000	97,171
4.350%, 03/01/29	164,000	163,422
4.250%, 03/01/27	82,000	81,693
2.550%, 12/01/33	649,000	537,542
CCO Holdings
5.000%, 02/01/28	746,000	718,847
Comcast
1.950%, 01/15/31	165,000	141,032
Electronic Arts
1.850%, 02/15/31	505,000	428,011
Fox
4.709%, 01/25/29	72,000	72,505
3.500%, 04/08/30	426,000	401,833
Interpublic Group of
5.375%, 06/15/33	414,000	420,208
Match Group Holdings II
4.625%, 06/01/28	162,000	155,760

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Meta Platforms
4.800%, 05/15/30	$419,000	$432,098
4.600%, 05/15/28	90,000	91,586
Netflix
6.375%, 05/15/29	15,000	16,253
4.875%, 04/15/28	436,000	444,648
Sirius XM Radio
4.000%, 07/15/28	768,000	719,344
TEGNA
4.625%, 03/15/28	824,000	774,490
T-Mobile USA
5.050%, 07/15/33	537,000	543,569
3.500%, 04/15/31	94,000	87,388
2.625%, 02/15/29	35,000	32,279
1.500%, 02/15/26	26,000	24,836
Verizon Communications
4.500%, 08/10/33	80,000	77,803
2.355%, 03/15/32	30,000	25,488
0.850%, 11/20/25	10,000	9,562
		6,497,368

CONSUMER DISCRETIONARY — 4.0%
Adtalem Global Education
5.500%, 03/01/28	762,000	749,352
AutoZone
6.550%, 11/01/33	252,000	278,508
5.200%, 08/01/33	57,000	57,828
Bath & Body Works
6.694%, 01/15/27	683,000	703,338
5.250%, 02/01/28	61,000	60,123
Block Financial
3.875%, 08/15/30	229,000	217,241
2.500%, 07/15/28	228,000	209,475
Brunswick
2.400%, 08/18/31	276,000	228,327
DR Horton
1.300%, 10/15/26	390,000	365,267
Lennar
5.250%, 06/01/26	351,000	353,156

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Marriott International
5.450%, 09/15/26	$119,000	$121,044
2.750%, 10/15/33	40,000	33,556
MDC Holdings
3.850%, 01/15/30	436,000	416,630
2.500%, 01/15/31	18,000	15,812
Meritage Homes
5.125%, 06/06/27	416,000	418,572
Nordstrom
6.950%, 03/15/28	679,000	701,562
NVR
3.000%, 05/15/30	468,000	429,240
O'Reilly Automotive
4.700%, 06/15/32	298,000	297,225
3.900%, 06/01/29	153,000	148,901
Tapestry
3.050%, 03/15/32	135,000	113,017
Toll Brothers Finance
4.875%, 03/15/27	418,000	418,416
Tri Pointe Homes
5.700%, 06/15/28	709,000	713,254
		7,049,844

CONSUMER STAPLES — 2.0%
Church & Dwight
3.150%, 08/01/27	441,000	428,298
Costco Wholesale
1.750%, 04/20/32	523,000	437,687
Flowers Foods
2.400%, 03/15/31	492,000	423,253
Ingredion
2.900%, 06/01/30	450,000	413,720
JBS USA Holding Lux Sarl
5.500%, 01/15/30	407,000	409,950
Philip Morris International
4.875%, 02/13/26	603,000	606,020
0.875%, 05/01/26	10,000	9,424
Pilgrim's Pride
4.250%, 04/15/31	375,000	353,494

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Procter & Gamble
4.050%, 01/26/33	$498,000	$494,293
		3,576,139

ENERGY — 2.4%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	75,242
ConocoPhillips
5.050%, 09/15/33	28,000	28,714
Continental Resources
4.375%, 01/15/28	429,000	420,887
Coterra Energy
3.900%, 05/15/27	433,000	424,409
Diamondback Energy
3.125%, 03/24/31	495,000	446,634
EQT
7.000%, 02/01/30	220,000	239,686
HF Sinclair
5.875%, 04/01/26	193,000	195,014
4.500%, 10/01/30	237,000	229,010
Marathon Oil
4.400%, 07/15/27	287,000	285,926
MPLX
4.500%, 04/15/38	23,000	20,994
4.125%, 03/01/27	530,000	524,168
Oceaneering International
6.000%, 02/01/28	714,000	723,323
Ovintiv
6.250%, 07/15/33	41,000	43,288
Valero Energy
2.800%, 12/01/31	343,000	299,461
Western Midstream Operating
4.050%, 02/01/30	457,000	437,441
		4,394,197

FINANCIALS — 9.1%
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/29(A)	11,000	11,667

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.750%, 06/09/27	$478,000	$476,284
Ameriprise Financial
5.150%, 05/15/33	413,000	425,096
Apollo Global Management
6.375%, 11/15/33	384,000	422,586
Athene Holding
4.125%, 01/12/28	305,000	299,005
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	1,055,000	925,650
2.482%, H15T5Y + 1.200%, 09/21/36(A)	839,000	695,171
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,562
BlackRock
4.750%, 05/25/33	186,000	188,362
Blackstone Mortgage Trust
3.750%, 01/15/27	305,000	284,828
Blackstone Secured Lending Fund
3.625%, 01/15/26	221,000	215,522
Blue Owl Capital
2.875%, 06/11/28	310,000	283,419
Blue Owl Technology Finance
2.500%, 01/15/27	439,000	406,794
Brown & Brown
5.650%, 06/11/34	57,000	58,756
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	163,683
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	280,047
CBRE Services
2.500%, 04/01/31	481,000	414,532
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	357,000	344,486
Citizens Financial Group
3.250%, 04/30/30	224,000	205,192
Corebridge Financial
6.050%, 09/15/33	279,000	297,145

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Discover Bank
2.700%, 02/06/30	$274,000	$243,884
Discover Financial Services
4.100%, 02/09/27	233,000	228,985
Enstar Group
4.950%, 06/01/29	435,000	430,981
F&G Annuities & Life
7.400%, 01/13/28	391,000	409,693
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/39(A)	529,000	488,730
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	186,018
1.093%, SOFRRATE + 0.789%, 12/09/26(A)	354,000	337,061
Huntington National Bank
4.552%, SOFRINDX + 1.650%, 05/17/28(A)	471,000	467,541
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/27	855,000	829,728
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	259,304
MGIC Investment
5.250%, 08/15/28	409,000	407,172
Morgan Stanley
2.511%, SOFRRATE + 1.200%, 10/20/32(A)	42,000	36,016
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	706,000	582,009
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	210,000	199,879
OneMain Finance
3.500%, 01/15/27	433,000	410,472
Principal Financial Group
5.375%, 03/15/33	54,000	55,627
Reinsurance Group of America
6.000%, 09/15/33	29,000	30,603
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	130,000	144,934

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	$649,000	$609,084
SLM
3.125%, 11/02/26	861,000	822,879
Starwood Property Trust
4.375%, 01/15/27	319,000	309,878
3.625%, 07/15/26	459,000	441,768
Synchrony Bank
5.625%, 08/23/27	457,000	463,483
Synovus Bank
5.625%, 02/15/28	426,000	424,720
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	638,000	634,563
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	307,000	298,724
3.196%, TSFR3M + 1.432%, 06/17/27(A)	20,000	19,496
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	40,377
		16,220,396

HEALTH CARE — 2.7%
AbbVie
3.200%, 11/21/29	10,000	9,476
Agilent Technologies
2.750%, 09/15/29	464,000	426,140
Boston Scientific
4.550%, 03/01/39	348,000	334,742
4.000%, 03/01/28	54,000	53,456
Cardinal Health
5.450%, 02/15/34	159,000	164,328
Centene
4.250%, 12/15/27	542,000	529,913
Elevance Health
5.350%, 10/15/25	10,000	10,061
Humana
5.875%, 03/01/33	44,000	46,256
3.125%, 08/15/29	310,000	289,637

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
2.150%, 02/03/32	$165,000	$136,834
McKesson
1.300%, 08/15/26	319,000	300,146
Merck
4.500%, 05/17/33	259,000	259,300
3.900%, 03/07/39	397,000	356,974
Pfizer
3.900%, 03/15/39	18,000	16,052
Quest Diagnostics
6.400%, 11/30/33	292,000	321,361
4.200%, 06/30/29	116,000	114,366
Regeneron Pharmaceuticals
1.750%, 09/15/30	514,000	439,419
Royalty Pharma
2.150%, 09/02/31	471,000	395,068
1.200%, 09/02/25	62,000	59,748
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	426,533
UnitedHealth Group
6.625%, 11/15/37	20,000	23,230
5.150%, 10/15/25	28,000	28,221
4.500%, 04/15/33	17,000	16,799
2.875%, 08/15/29	20,000	18,752
2.300%, 05/15/31	26,000	22,695
		4,799,507

INDUSTRIALS — 3.5%
Acuity Brands Lighting
2.150%, 12/15/30	502,000	431,025
BNSF Funding Trust I
6.613%, US0003M + 2.350%, 12/15/55(A)	61,000	61,363
Booz Allen Hamilton
5.950%, 08/04/33	312,000	330,280
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,099
Burlington Northern Santa Fe
3.250%, 06/15/27	154,000	150,305
Cargo Aircraft Management
4.750%, 02/01/28	609,000	583,332

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Carlisle
2.200%, 03/01/32	$458,000	$383,044
Cintas No. 2
3.700%, 04/01/27	409,000	403,133
CoreCivic
4.750%, 10/15/27	780,000	743,967
EnerSys
4.375%, 12/15/27	737,000	719,937
FedEx
3.250%, 04/01/26	24,000	23,512
Hillenbrand
5.000%, 09/15/26	510,000	508,052
Ingersoll Rand
5.700%, 08/14/33	22,000	23,206
5.400%, 08/14/28	370,000	381,288
JB Hunt Transport Services
3.875%, 03/01/26	76,000	75,061
Nordson
5.600%, 09/15/28	397,000	411,308
Owens Corning
3.950%, 08/15/29	423,000	409,305
Pentair Finance Sarl
4.500%, 07/01/29	181,000	178,547
Trane Technologies Global Holding
3.750%, 08/21/28	386,000	377,338
		6,204,102

INFORMATION TECHNOLOGY — 2.8%
Adobe
2.150%, 02/01/27	169,000	161,236
Amphenol
4.750%, 03/30/26	427,000	428,054
Apple
4.300%, 05/10/33	147,000	149,903
ASGN
4.625%, 05/15/28	735,000	710,135
Broadcom
3.187%, 11/15/36	73,000	60,402
3.150%, 11/15/25	18,000	17,666

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
CDW
4.250%, 04/01/28	$29,000	$28,481
2.670%, 12/01/26	443,000	422,636
Juniper Networks
3.750%, 08/15/29	436,000	417,976
Micron Technology
4.185%, 02/15/27	475,000	470,270
Motorola Solutions
4.600%, 02/23/28	438,000	439,391
NetApp
2.375%, 06/22/27	460,000	434,789
Oracle
3.800%, 11/15/37	91,000	78,234
Qorvo
4.375%, 10/15/29	433,000	416,979
Skyworks Solutions
3.000%, 06/01/31	488,000	426,282
Texas Instruments
3.875%, 03/15/39	295,000	271,053
Western Digital
2.850%, 02/01/29	76,000	68,186
		5,001,673

MATERIALS — 1.1%
AptarGroup
3.600%, 03/15/32	451,000	408,651
LYB International Finance III
1.250%, 10/01/25	80,000	76,969
NewMarket
2.700%, 03/18/31	309,000	269,001
Novelis
3.250%, 11/15/26	500,000	481,222
Reliance
2.150%, 08/15/30	299,000	260,170
RPM International
3.750%, 03/15/27	137,000	133,866

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Steel Dynamics
3.250%, 01/15/31	$464,000	$422,506
		2,052,385

REAL ESTATE — 2.8%
Agree
2.600%, 06/15/33	192,000	157,088
2.000%, 06/15/28	292,000	264,464
AvalonBay Communities
5.300%, 12/07/33	234,000	240,657
2.050%, 01/15/32	253,000	214,615
CubeSmart
2.500%, 02/15/32	39,000	33,216
2.250%, 12/15/28	434,000	394,119
EPR Properties
3.750%, 08/15/29	10,000	9,268
Essential Properties
2.950%, 07/15/31	42,000	35,954
Forestar Group
3.850%, 05/15/26	226,000	220,037
Global Net Lease
3.750%, 12/15/27	782,000	712,709
Highwoods Realty
4.125%, 03/15/28	432,000	415,949
Invitation Homes Operating Partnership
2.700%, 01/15/34	488,000	399,534
NNN REIT
3.500%, 10/15/27	28,000	27,167
Omega Healthcare Investors
4.750%, 01/15/28	433,000	429,262
Realty Income
1.800%, 03/15/33	186,000	145,962
Tanger Properties
2.750%, 09/01/31	491,000	418,387
Vornado Realty
2.150%, 06/01/26	880,000	832,499
		4,950,887

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 3.9%
Avangrid
3.800%, 06/01/29	$440,000	$423,828
Black Hills
5.950%, 03/15/28	396,000	413,141
4.350%, 05/01/33	19,000	17,848
Consolidated Edison of New York
4.000%, 12/01/28	35,000	34,695
3.350%, 04/01/30	549,000	522,499
Constellation Energy Generation
5.600%, 03/01/28	438,000	453,964
DTE Energy
3.400%, 06/15/29	11,000	10,432
2.950%, 03/01/30	458,000	418,979
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,157
Edison International
6.950%, 11/15/29	376,000	411,189
Entergy Texas
4.500%, 03/30/39	569,000	529,112
Essential Utilities
5.375%, 01/15/34	331,000	338,029
Evergy Kansas Central
5.900%, 11/15/33	401,000	427,756
MidAmerican Energy
5.350%, 01/15/34	233,000	244,021
3.650%, 04/15/29	510,000	495,847
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	329,188
Pacific Gas and Electric
3.250%, 06/01/31	238,000	212,837
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,067
PPL Electric Utilities
5.000%, 05/15/33	462,000	468,778
Public Service Electric and Gas
5.200%, 08/01/33	480,000	496,424
Puget Sound Energy
5.330%, 06/15/34	156,000	160,998
Sempra
3.800%, 02/01/38	502,000	427,564

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Southern California Edison
2.750%, 02/01/32	$17,000	$14,873
Southern California Gas
5.200%, 06/01/33	95,000	97,618
		6,972,844

		67,719,342
Total Corporate Obligations
(Cost $79,728,558)		80,972,413
MORTGAGE-BACKED SECURITIES — 27.7%

Agency Mortgage Backed Obligations — 27.7%
FHLMC
6.000%, 08/01/53	316,733	327,259
2.500%, 01/01/52	843,676	727,205
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	871,458	828,963
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	886,546	799,166
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	602,923	556,073
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	2,000,000	1,810,666
FNMA
7.000%, 12/01/53	593,327	615,888
6.500%, 01/01/53	1,345,919	1,386,473
6.000%, 08/01/53	1,564,697	1,593,465
5.500%, 12/01/52	2,862,158	2,903,327
5.000%, 10/01/52	2,545,154	2,527,926
4.500%, 11/01/52	593,936	577,970
3.500%, 12/01/52	2,906,688	2,676,060
3.000%, 06/01/52	7,557,009	6,708,417
2.500%, 01/01/52	6,481,859	5,657,063
2.000%, 03/01/52	13,906,286	11,587,539
1.500%, 12/01/36	1,708,381	1,429,561
GNMA
5.500%, 09/20/53	953,500	959,835

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage Backed Obligations — continued
5.000%, 07/20/53	$954,569	$953,502
4.500%, 04/20/53	935,890	916,930
3.500%, 05/20/52	1,712,638	1,594,496
2.000%, 04/20/52	2,360,219	1,988,513

Total Mortgage-Backed Securities
(Cost $48,440,173)		49,126,297
U.S. TREASURY OBLIGATIONS — 22.8%

U.S. Treasury Bonds
4.500%, 02/15/36	613,000	649,828
4.250%, 02/15/54	183,000	183,715
3.375%, 11/15/48	1,401,000	1,193,860
3.125%, 05/15/48	2,343,000	1,913,847
3.000%, 08/15/48	1,015,000	809,145
2.875%, 05/15/49	2,584,000	2,005,325
2.875%, 05/15/52	2,047,000	1,581,947
2.500%, 02/15/45	20,000	15,020
2.250%, 05/15/41	2,492,000	1,894,212
2.250%, 08/15/46	305,000	214,405
2.000%, 02/15/50	118,000	75,548
1.875%, 02/15/41	2,848,000	2,048,113
1.875%, 02/15/51	184,000	113,469
1.875%, 11/15/51	1,694,000	1,039,428
1.625%, 11/15/50	3,116,000	1,801,803
1.375%, 11/15/40	3,082,000	2,046,881
1.375%, 08/15/50	3,740,000	2,025,444
1.250%, 05/15/50	3,376,000	1,773,587
1.125%, 05/15/40	869,000	562,474
1.125%, 08/15/40	1,700,000	1,090,656
		23,038,707

U.S. Treasury Notes
3.875%, 09/30/29	24,000	24,128
3.250%, 06/30/29	1,848,000	1,806,781
3.125%, 11/15/28	1,921,000	1,873,050
2.750%, 05/31/29	1,154,000	1,103,963
1.625%, 08/15/29	815,000	738,339
1.500%, 11/30/28	446,000	406,853
1.375%, 12/31/28	944,000	855,205
0.875%, 11/15/30	214,000	179,919
0.750%, 03/31/26	1,224,000	1,162,417

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
0.750%, 04/30/26	$1,729,000	$1,638,363
0.750%, 08/31/26	912,000	856,817
0.625%, 05/15/30	1,503,000	1,262,285
0.625%, 08/15/30	2,117,000	1,764,056
0.500%, 02/28/26	1,775,000	1,683,061
0.375%, 01/31/26	1,614,000	1,531,282
0.250%, 07/31/25	526,000	506,583
		17,393,102

Total U.S. Treasury Obligations
(Cost $40,345,457)		40,431,809
SOVEREIGN DEBT — 1.3%

CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	414,193

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	316,039

MEXICO — 0.3%
Mexico Government International Bond
4.280%, 08/14/41	523,000	421,627

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	161,106

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	550,771

SOUTH KOREA — 0.2%
Korea Development Bank
4.375%, 02/15/28	209,000	210,053

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SOVEREIGN DEBT — continued
	Face Amount	Value
2.000%, 02/24/25	$200,000	$197,194
		407,247
Total Sovereign Debt
(Cost $2,251,137)		2,270,983
MUNICIPAL BONDS — 0.5%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	317,308	336,142

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	282,966

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	255,603

Total Municipal Bonds
(Cost $859,934)		874,711
U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	439,735

Total U.S. Government Agency Obligation
(Cost $435,914)		439,735
SHORT-TERM INVESTMENT — 1.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.380% (B)
(Cost $1,972,702)	1,972,702	1,972,702
Total Investments — 99.4%
(Cost $174,033,875)		$176,088,650

Percentages are based on Net Assets of $177,128,943.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of August 31, 2024.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year
LLLP — Limited Liability Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate investment Trust
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured US0003M — 3 Month USD Swap Rate

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$80,972,413	$–	$80,972,413
Mortgage-Backed Securities	–	49,126,297	–	49,126,297
U.S. Treasury Obligations	–	40,431,809	–	40,431,809
Sovereign Debt	–	2,270,983	–	2,270,983
Municipal Bonds	–	874,711	–	874,711
U.S. Government Agency Obligation	–	439,735	–	439,735
Short-Term Investment	1,972,702	–	–	1,972,702
Total Investments in Securities	$1,972,702	$174,115,948	$–	$176,088,650

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
MUNICIPAL BOND FUNDS — 99.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	886,251	$8,968,860
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,696,234	17,267,661
iShares National Muni Bond ETF	16,965	1,826,622
iShares Short-Term National Muni Bond ETF	37,387	3,956,666
Vanguard Tax-Exempt Bond Index ETF	70,633	3,578,268
Total Registered Investment Companies
(Cost $35,869,939)		35,598,077
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 5.380% (B)
(Cost $358,642)	358,642	358,642
Total Investments — 100.0%
(Cost $36,228,581)		$35,956,719

Percentages are based on Net Assets of $35,967,522.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Fund’s website at https://www.dimensional.com/us-en/funds.
(B)	The rate reported is the 7-day effective yield as of August 31, 2024.

Cl — Class
ETF — Exchange-Traded Fund

As of August 31, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 50.1%
	Face Amount	Value
AUSTRALIA — 2.3%
APA Infrastructure MTN
0.750%, 03/15/29	$644,000	$630,937
Brambles Finance
1.500%, 10/04/27	626,000	660,986
CSL Finance
4.250%, 04/27/32	681,000	662,368
Goodman US Finance Three
3.700%, 03/15/28	663,000	639,359
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/27(A)	535,000	509,728
Mineral Resources MTN
9.250%, 10/01/28	283,000	298,974
8.000%, 11/01/27	1,148,000	1,166,054
Origin Energy Finance MTN
1.000%, 09/17/29	618,000	597,506
Perenti Finance Pty
7.500%, 04/26/29	738,000	764,203
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	360,074
Santos Finance MTN
5.250%, 03/13/29	648,000	651,101
South32 Treasury
4.350%, 04/14/32	34,000	31,709
		6,972,999

AUSTRIA — 0.6%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	300,000	312,968
Erste Group Bank MTN
0.050%, 09/16/25	600,000	641,618
Raiffeisen Bank International MTN
0.050%, 09/01/27	700,000	700,031
		1,654,617

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BELGIUM — 0.6%
Aliaxis Finance
0.875%, 11/08/28	$100,000	$98,647
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)	432,000	444,573
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28	1,200,000	1,162,056
		1,705,276

CANADA — 2.6%
Air Canada
3.875%, 08/15/26	809,000	780,631
Air Canada 2020-1 Class C Pass Through Trust
10.500%, 07/15/26	16,000	17,141
Bank of Nova Scotia
0.010%, 01/14/27	882,000	912,803
Canadian National Railway
5.850%, 11/01/33	551,000	601,768
Canadian Natural Resources
3.850%, 06/01/27	377,000	369,734
2.950%, 07/15/30	352,000	318,744
Cascades
5.125%, 01/15/26	820,000	812,736
Cenovus Energy
2.650%, 01/15/32	50,000	42,660
Constellation Software
5.461%, 02/16/34	203,000	209,193
Enerflex
9.000%, 10/15/27	1,446,000	1,497,332
Fairfax Financial Holdings
2.750%, 03/29/28	268,000	288,313
Suncor Energy
7.150%, 02/01/32	532,000	596,422
Toronto-Dominion Bank MTN
1.707%, 07/28/25	842,000	919,751
		7,367,228

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CHILE — 0.1%
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/61	$237,000	$161,285

CHINA — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	859,111
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	600,000	566,125
		1,425,236

DENMARK — 0.6%
H Lundbeck MTN
0.875%, 10/14/27	663,000	679,020
Pandora MTN
4.500%, 04/10/28	563,000	645,031
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	558,701
0.500%, 11/10/26(A)	105,000	111,867
		1,994,619

FINLAND — 0.2%
Nokia
4.375%, 06/12/27	619,000	612,081

FRANCE — 1.4%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	700,000	777,782
Electricite de France
5.700%, 05/23/28	864,000	893,350
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,584,003
La Banque Postale Home Loan SFH MTN
3.000%, 01/31/31	300,000	334,753

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MMS USA Holdings MTN
1.750%, 06/13/31	$200,000	$200,948
		3,790,836

GERMANY — 4.4%
Berlin Hyp MTN
1.750%, 05/10/32	49,000	50,451
1.250%, 08/25/25	47,000	51,066
0.010%, 01/27/31	689,000	640,569
Commerzbank MTN
3.375%, 12/12/25	312,000	347,428
Deutsche Bahn Finance GMBH MTN
1.125%, 05/29/51	1,128,000	740,495
Deutsche Bank MTN
1.875%, EUR003M + 1.380%, 02/23/28(A)	700,000	743,015
0.010%, 10/02/29	226,000	217,573
Deutsche Kreditbank
3.000%, 01/31/35	200,000	223,666
Deutsche Pfandbriefbank MTN
0.010%, 08/25/26	300,000	312,132
Fresenius Medical Care US Finance III
1.875%, 12/01/26	663,000	616,224
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	683,324
Kreditanstalt fuer Wiederaufbau MTN
5.125%, 09/29/25	1,101,000	1,109,830
2.500%, 11/19/25	2,067,000	2,279,726
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	563,258
0.050%, 01/31/31	1,131,000	1,064,880
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	816,000	900,000
NRW Bank
2.875%, 04/05/33	15,000	16,809
1.625%, 08/03/32	1,766,000	1,809,700
		12,370,146

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GREECE — 0.7%
Danaos
8.500%, 03/01/28	$1,426,000	$1,465,761
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	567,256
		2,033,017

ITALY — 1.0%
Banco BPM MTN
3.750%, 06/27/28	200,000	226,695
BPER Banca SPA MTN
4.250%, EUR003M + 1.600%, 02/20/30(A)	204,000	230,824
Coca-Cola HBC Finance BV MTN
2.750%, 09/23/25	204,000	224,315
Enel Finance International
7.500%, 10/14/32	203,000	233,174
5.000%, 06/15/32	657,000	654,256
ERG MTN
0.875%, 09/15/31	278,000	251,780
0.500%, 09/11/27	422,000	428,115
Intesa Sanpaolo
6.625%, 06/20/33	590,000	632,717
		2,881,876

JAPAN — 0.3%
JT International Financial Services BV MTN
3.875%, 09/28/28	699,000	683,259
Renesas Electronics
2.170%, 11/25/26	286,000	270,171
		953,430

LUXEMBOURG — 0.2%
ArcelorMittal
4.250%, 07/16/29	508,000	496,980

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEXICO — 0.1%
Infraestructura Energetica Nova SAPI
4.750%, 01/15/51	$394,000	$297,826

NETHERLANDS — 1.3%
ASML Holding
0.250%, 02/25/30	281,000	268,896
IMCD
4.875%, 09/18/28	403,000	464,523
ING Groep
4.125%, EUSA5 + 2.500%, 08/24/33(A)	700,000	776,662
Koninklijke KPN MTN
0.875%, 11/15/33	100,000	88,291
Sandoz Finance BV
4.220%, 04/17/30	523,000	600,429
TenneT Holding BV MTN
0.875%, 06/16/35	954,000	811,340
Wolters Kluwer
3.000%, 09/23/26	550,000	609,046
		3,619,187

NORWAY — 0.9%
Aker BP
5.600%, 06/13/28	488,000	501,633
1.125%, 05/12/29	116,000	115,969
DNB Bank
1.535%, H15T1Y + 0.720%, 05/25/27(A)	789,000	749,187
SpareBank 1 SR-Bank MTN
2.875%, 09/20/25	464,000	510,356
Var Energi
8.000%, 11/15/32	200,000	230,225
7.500%, 01/15/28	406,000	433,200
		2,540,570
PANAMA — 0.1%
AES Panama Generation Holdings SRL
4.375%, 05/31/30	201,712	180,525

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PORTUGAL — 0.0%
Banco Comercial Portugues MTN
5.625%, EUR003M + 1.900%, 10/02/26(A)	$100,000	$112,859

QATAR — 0.1%
QatarEnergy
3.300%, 07/12/51	200,000	149,252

SAUDI ARABIA — 0.1%
Gaci First Investment
5.375%, 10/13/22	202,000	181,217

SPAIN — 0.4%
CaixaBank
5.673%, SOFRRATE + 1.780%, 03/15/30(A)	660,000	679,450
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	579,759
		1,259,209

SUPRANATIONAL — 4.3%
African Development Bank
4.625%, 01/04/27	866,000	878,517
Asian Development Bank MTN
4.250%, 01/09/26	888,000	888,100
3.125%, 08/20/27	250,000	245,076
Council of Europe Development Bank MTN
3.125%, 09/13/28	1,548,000	1,751,125
European Investment Bank
4.500%, 10/16/28	484,000	496,892
0.750%, 10/26/26	728,000	680,377
0.375%, 09/15/27	2,106,000	2,186,180
Inter-American Development Bank MTN
4.500%, 05/15/26	1,060,000	1,066,734
3.500%, 09/14/29	16,000	15,752

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
International Bank for Reconstruction & Development MTN
3.500%, 07/12/28	$1,098,000	$1,086,195
3.100%, 04/14/38	975,000	1,092,382
International Finance MTN
4.375%, 01/15/27	865,000	873,118
Nordic Investment Bank
5.000%, 10/15/25	835,000	840,805
		12,101,253

SWEDEN — 1.2%
Autoliv MTN
3.625%, 08/07/29	372,000	411,982
Balder Finland MTN
1.000%, 01/18/27	504,000	521,191
Fastighets Balder
1.875%, 01/23/26	132,000	141,888
H&M Finance BV MTN
4.875%, 10/25/31	314,000	369,845
Investor MTN
1.500%, 09/12/30	100,000	101,477
Molnlycke Holding MTN
4.250%, 09/08/28	184,000	208,868
0.625%, 01/15/31	413,000	376,386
Tele2 MTN
3.750%, 11/22/29	535,000	600,102
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	593,000	622,496
		3,354,235

SWITZERLAND — 0.7%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	210,141
0.125%, 07/19/27	490,000	499,773
UBS Group
7.750%, EUAMDB01 + 4.950%, 03/01/29(A)	816,000	1,025,786

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UBS Switzerland MTN
3.390%, 12/05/25	$100,000	$111,115
		1,846,815

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	637,000	643,292

UNITED KINGDOM — 5.1%
3i Group
4.875%, 06/14/29	524,000	607,113
AA Bond MTN
8.450%, 01/31/28	555,000	774,243
Babcock International Group MTN
1.375%, 09/13/27	388,000	402,380
BAE Systems
3.400%, 04/15/30	715,000	671,359
Barclays MTN
2.885%, EUAMDB01 + 1.680%, 01/31/27(A)	830,000	912,913
BAT International Finance
5.931%, 02/02/29	31,000	32,527
1.668%, 03/25/26	871,000	831,329
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	625,000	654,412
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/32(A)	815,000	961,888
Imperial Brands Finance
6.125%, 07/27/27	434,000	449,129
3.875%, 07/26/29	247,000	235,242
Informa MTN
2.125%, 10/06/25	141,000	153,560
1.250%, 04/22/28	511,000	525,552
InterContinental Hotels Group MTN
2.125%, 05/15/27	625,000	672,418
ITV
1.375%, 09/26/26	636,000	675,986

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Lloyds Banking Group MTN
4.750%, EUSA1 + 1.600%, 09/21/31(A)	$536,000	$628,406
4.500%, EUSA1 + 1.600%, 01/11/29(A)	157,000	180,236
National Grid
5.602%, 06/12/28	669,000	691,956
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	783,000	752,038
2.250%, 05/16/37	799,000	809,130
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	819,000	851,111
RELX Capital
3.000%, 05/22/30	744,000	688,265
Rolls-Royce MTN
4.625%, 02/16/26	220,000	246,284
1.625%, 05/09/28	388,000	404,836
SSE MTN
4.000%, 09/05/31	100,000	114,292
		13,926,605

UNITED STATES — 20.1%
COMMUNICATION SERVICES — 1.9%
Belo
7.750%, 06/01/27	387,000	398,354
Charter Communications Operating
4.400%, 04/01/33	832,000	756,217
Cogent Communications Group
3.500%, 05/01/26	834,000	806,863
Fox
6.500%, 10/13/33	285,000	308,748
3.500%, 04/08/30	338,000	318,826
Meta Platforms
4.600%, 05/15/28	281,000	285,952
Netflix
6.375%, 05/15/29	10,000	10,835
4.875%, 04/15/28	703,000	716,944
Omnicom Group
4.200%, 06/01/30	494,000	484,540
2.450%, 04/30/30	191,000	169,726

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
TEGNA
4.750%, 03/15/26	$806,000	$795,936
		5,052,941

CONSUMER DISCRETIONARY — 2.9%
Adtalem Global Education
5.500%, 03/01/28	1,521,000	1,495,755
Bath & Body Works
6.694%, 01/15/27	790,000	813,524
Block Financial
3.875%, 08/15/30	165,000	156,527
2.500%, 07/15/28	530,000	486,939
Dick's Sporting Goods
3.150%, 01/15/32	20,000	17,694
Lennar
5.250%, 06/01/26	148,000	148,909
Meritage Homes
5.125%, 06/06/27	663,000	667,099
NVR
3.000%, 05/15/30	734,000	673,210
PulteGroup
6.375%, 05/15/33	556,000	604,572
PVH
3.125%, 12/15/27	563,000	617,349
Shea Homes
4.750%, 02/15/28	1,216,000	1,188,252
Tapestry
5.350%, 11/27/25	597,000	672,869
Travel + Leisure
6.625%, 07/31/26	775,000	788,790
		8,331,489

CONSUMER STAPLES — 0.7%
Philip Morris International
4.875%, 02/13/26	351,000	352,758
2.875%, 05/14/29	374,000	406,864
Pilgrim's Pride
4.250%, 04/15/31	644,000	607,066

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Smithfield Foods
4.250%, 02/01/27	$678,000	$664,105
		2,030,793

ENERGY — 1.8%
California Resources
8.250%, 06/15/29	10,000	10,314
Civitas Resources
5.000%, 10/15/26	816,000	804,540
Coterra Energy
3.900%, 05/15/27	679,000	665,528
Helix Energy Solutions Group
9.750%, 03/01/29	1,342,000	1,445,876
Helmerich & Payne
2.900%, 09/29/31	687,000	591,185
Marathon Oil
4.400%, 07/15/27	58,000	57,783
New Fortress Energy
6.500%, 09/30/26	800,000	692,501
Ovintiv
5.650%, 05/15/28	666,000	685,402
		4,953,129

FINANCIALS — 5.0%
Ally Financial
2.200%, 11/02/28	812,000	728,232
Aon Global
2.875%, 05/14/26	510,000	555,744
Apollo Management Holdings
4.872%, 02/15/29	129,000	130,343
Athene Global Funding MTN
0.832%, 01/08/27	464,000	483,242
Bank of America MTN
3.648%, 03/31/29(A)	251,000	281,559
Blue Owl Capital III
3.125%, 04/13/27	267,000	250,223
Blue Owl Finance
4.375%, 02/15/32	648,000	593,081

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Chubb INA Holdings
0.875%, 06/15/27	$413,000	$427,627
Citizens Financial Group
3.250%, 04/30/30	757,000	693,440
Discover Bank
4.650%, 09/13/28	620,000	617,905
Enact Holdings
6.250%, 05/28/29	557,000	574,396
F&G Global Funding
2.300%, 04/11/27	12,000	11,136
2.000%, 09/20/28	770,000	674,521
Global Atlantic Finance
4.400%, 10/15/29	117,000	111,637
HAT Holdings I
3.750%, 09/15/30	323,000	287,248
Hercules Capital
3.375%, 01/20/27	35,000	33,108
2.625%, 09/16/26	594,000	558,365
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/34(A)	410,000	397,883
Main Street Capital
3.000%, 07/14/26	705,000	672,041
MGIC Investment
5.250%, 08/15/28	629,000	626,189
NMI Holdings
6.000%, 08/15/29	337,000	344,967
OneMain Finance
7.125%, 03/15/26	700,000	713,253
Reliance Standard Life Global Funding II
2.750%, 01/21/27	645,000	612,769
Shift4 Payments
4.625%, 11/01/26	800,000	789,294
SLM
3.125%, 11/02/26	800,000	764,580
Starwood Property Trust
3.625%, 07/15/26	800,000	769,966
Synchrony Financial
5.150%, 03/19/29	696,000	693,210

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Synovus Bank
5.625%, 02/15/28	$670,000	$667,987
		14,063,946

HEALTH CARE — 1.2%
Agilent Technologies
2.750%, 09/15/29	721,000	662,170
Centene
4.625%, 12/15/29	415,000	403,750
3.000%, 10/15/30	11,000	9,773
2.625%, 08/01/31	381,000	323,186
Icon Investments Six DAC
6.000%, 05/08/34	408,000	429,639
McKesson
5.100%, 07/15/33	187,000	192,032
Regeneron Pharmaceuticals
1.750%, 09/15/30	803,000	686,485
Stryker
3.650%, 03/07/28	714,000	696,990
		3,404,025

INDUSTRIALS — 2.3%
Acuity Brands Lighting
2.150%, 12/15/30	788,000	676,589
Booz Allen Hamilton
5.950%, 08/04/33	601,000	636,212
3.875%, 09/01/28	15,000	14,421
Cintas No. 2
3.700%, 04/01/27	281,000	276,969
CoreCivic
4.750%, 10/15/27	1,282,000	1,222,777
Hillenbrand
5.000%, 09/15/26	700,000	697,326
Jacobs Engineering Group
6.350%, 08/18/28	616,000	651,294
Nordson
5.600%, 09/15/28	561,000	581,218
Steelcase
5.125%, 01/18/29	1,533,000	1,501,002

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Wabtec Transportation Netherlands BV
1.250%, 12/03/27	$306,000	$317,823
		6,575,631

INFORMATION TECHNOLOGY — 0.8%
Amphenol
4.750%, 03/30/26	628,000	629,550
Gartner
4.500%, 07/01/28	703,000	690,414
Skyworks Solutions
3.000%, 06/01/31	660,000	576,529
VeriSign
2.700%, 06/15/31	289,000	250,748
Xerox Holdings
5.000%, 08/15/25	269,000	264,761
		2,412,002

MATERIALS — 0.6%
AptarGroup
3.600%, 03/15/32	349,000	316,229
Novelis
3.250%, 11/15/26	851,000	819,040
Packaging Corp of America
5.700%, 12/01/33	58,000	60,916
Westlake
1.625%, 07/17/29	594,000	597,602
		1,793,787

REAL ESTATE — 1.5%
Agree
2.600%, 06/15/33	124,000	101,453
Broadstone Net Lease
2.600%, 09/15/31	553,000	457,837
EPR Properties
4.950%, 04/15/28	550,000	543,414
Essential Properties
2.950%, 07/15/31	10,000	8,560

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Forestar Group
3.850%, 05/15/26	$835,000	$812,969
Highwoods Realty
3.875%, 03/01/27	602,000	582,600
National Health Investors
3.000%, 02/01/31	121,000	104,074
RLJ Lodging Trust
3.750%, 07/01/26	800,000	773,420
Vornado Realty
2.150%, 06/01/26	800,000	756,817
		4,141,144

UTILITIES — 1.4%
Black Hills
5.950%, 03/15/28	620,000	646,837
Constellation Energy Generation
5.800%, 03/01/33	12,000	12,603
5.600%, 03/01/28	642,000	665,399
Duke Energy
3.750%, 04/01/31	375,000	415,064
3.100%, 06/15/28	153,000	167,660
Essential Utilities
5.375%, 01/15/34	482,000	492,235
NRG Energy
2.450%, 12/02/27	738,000	684,926
PPL Electric Utilities
5.000%, 05/15/33	107,000	108,570
Vistra Operations
4.300%, 07/15/29	432,000	419,333
3.700%, 01/30/27	267,000	259,826
		3,872,453

		56,631,340
Total Corporate Obligations
(Cost $139,239,769)		141,263,811

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SOVEREIGN DEBT — 22.7%
	Face Amount	Value
AUSTRIA — 0.1%
Republic of Austria Government Bond
0.250%, 10/20/36	$526,000	$423,475

BELGIUM — 1.1%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	2,833,000	3,001,197

CANADA — 2.8%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	12,454
1.600%, 12/15/31	3,585,000	2,358,227
		2,370,681
Canadian Government Bond
1.750%, 12/01/53	226,000	119,635

Province of British Columbia Canada
4.800%, 11/15/28	802,000	829,384

Province of Ontario Canada
3.600%, 03/08/28	1,225,000	917,535
3.100%, 05/19/27	938,000	916,610
2.550%, 12/02/52	1,922,000	1,038,694
		2,872,839
Province of Quebec Canada
4.400%, 12/01/55	1,349,000	1,029,544
3.625%, 04/13/28	917,000	906,736
		1,936,280
CHILE — 0.4%
Chile Government International Bond
1.250%, 01/22/51	457,000	287,630
0.100%, 01/26/27	907,000	928,969
		1,216,599
FRANCE — 4.3%
Action Logement Services MTN
0.375%, 10/05/31	1,500,000	1,379,707

French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,329

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SOVEREIGN DEBT — continued
	Face Amount	Value
0.000%, 05/25/32(1)	$11,989,000	$10,715,770
		10,720,099
GERMANY — 2.2%
Bundesrepublik Deutschland Bundesanleihe
1.000%, 05/15/38	1,413,775	1,298,551
0.000%, 08/15/52(1)	7,000	3,892
		1,302,443
Bundesschatzanweisungen
2.900%, 06/18/26	3,230,268	3,598,871

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	86,358
2.900%, 01/15/53	965,000	1,025,945
		1,112,303
HONG KONG — 0.0%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	200,000	170,557

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	202,054

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	200,660

ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	212,000	225,780
5.000%, 10/30/26	340,000	382,368
		608,148
ITALY — 0.3%
Italy Buoni Poliennali Del Tesoro
2.150%, 03/01/72	1,395,000	946,824

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SOVEREIGN DEBT — continued
	Face Amount	Value
JAPAN — 4.6%
Japan Bank for International Cooperation
3.875%, 09/16/25	$240,000	$238,360

Japan Government Forty Year Bond
1.300%, 03/20/63	374,200,000	1,907,607

Japan Government Ten Year Bond
0.600%, 12/20/33	56,650,000	379,231
0.400%, 06/20/33	11,600,000	76,785
		456,016
Japan Government Thirty Year Bond
1.200%, 06/20/53	491,650,000	2,719,756

Japan Government Twenty Year Bond
0.500%, 03/20/41	1,173,800,000	6,825,506
0.400%, 06/20/41	107,350,000	610,041
		7,435,547
MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	210,219

NETHERLANDS — 0.4%
Netherlands Government Bond
2.000%, 01/15/54	672,000	635,304
0.500%, 07/15/32	496,000	472,283
		1,107,587
PERU — 0.1%
Peruvian Government International Bond
3.230%, 07/28/21	337,000	197,301

ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	206,000	180,849

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SOVEREIGN DEBT — continued
	Face Amount	Value
SAUDI ARABIA — 0.1%
Saudi Government International Bond MTN
4.750%, 01/18/28	$430,000	$435,634

SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	639,000	635,339

SPAIN — 1.6%
Spain Government Bond
1.900%, 10/31/52	245,000	186,170
1.450%, 10/31/71	1,000	557
0.800%, 07/30/29	4,399,000	4,450,651
		4,637,378
SUPRANATIONAL — 1.8%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,391,092

European Union MTN
2.750%, 10/05/26	2,767,000	3,068,839
0.700%, 07/06/51	1,056,000	647,494
		3,716,333
UNITED KINGDOM — 2.1%
United Kingdom Gilt
1.125%, 01/31/39	7,656,105	5,836,446
		5,836,446
Total Sovereign Debt
(Cost $63,423,346)		64,117,220
U.S. TREASURY OBLIGATIONS — 12.8%

U.S. Treasury Bonds
1.875%, 11/15/51	1,357,800	833,138
1.750%, 08/15/41	22,580,000	15,695,746
		16,528,884

U.S. Treasury Notes
4.375%, 07/31/26	2,005,800	2,020,843
3.375%, 05/15/33	3,508,000	3,375,628
2.625%, 07/31/29	9,897,900	9,400,685

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.375%, 11/15/31	$5,742,700	$4,862,003
		19,659,159

Total U.S. Treasury Obligations
(Cost $35,400,560)		36,188,043
MORTGAGE-BACKED SECURITIES — 12.0%

Agency Mortgage Backed Obligations — 12.0%
FHLMC
6.000%, 08/01/53	361,981	374,011
2.500%, 01/01/52	1,181,147	1,018,086
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	435,729	414,481
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	620,582	559,416
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	301,462	278,037
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,358,000
FNMA
7.000%, 12/01/53	382,792	397,347
6.500%, 01/01/53	868,994	895,177
6.000%, 08/01/53	1,008,901	1,027,450
5.500%, 12/01/52	1,692,082	1,714,759
5.000%, 10/01/52	1,654,569	1,643,381
3.500%, 12/01/52	1,873,199	1,724,572
3.000%, 06/01/52	5,424,364	4,815,027
2.500%, 01/01/52	3,864,006	3,375,754
2.000%, 03/01/52	9,807,486	8,161,675
1.500%, 12/01/36	1,110,448	929,215
GNMA
5.500%, 09/20/53	1,334,900	1,343,769
5.000%, 07/20/53	1,336,397	1,334,903
3.500%, 05/20/52	1,104,652	1,028,450
2.000%, 04/20/52	1,536,689	1,294,680

Total Mortgage-Backed Securities
(Cost $33,241,837)		33,688,190

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

SHORT-TERM INVESTMENT — 1.1%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.380% (B)
(Cost $3,129,861)	3,129,861	$3,129,861
Total Investments — 98.7%
(Cost $274,435,373)		$278,387,125

A list of the open centrally cleared swap contracts held by the Fund at August 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
FIXED 1.797%	1W CNY-CURVE	Quarterly	09/18/2029	CNY	173,500,000	$7,556	$–	$7,556

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNP Paribas	09/04/24	EUR	441,628	USD	478,897	$(9,368)
BNP Paribas	09/04/24	USD	601,560	JPY	92,537,941	$31,807
BNP Paribas	09/04/24	USD	1,743,377	EUR	1,599,383	$24,904
BNP Paribas	09/04/24	CAD	7,572,861	USD	5,487,881	$(132,145)
BNP Paribas	10/03/24	GBP	5,502,303	USD	7,255,604	$27,307
BNP Paribas	10/03/24	CAD	7,572,861	USD	5,624,562	$(653)
BNP Paribas	10/03/24	JPY	1,918,368,481	USD	13,276,919	$91,048
Goldman Sachs	09/04/24	USD	458,155	JPY	67,317,970	$2,596
HSBC	09/04/24	USD	3,592,399	JPY	536,187,375	$77,481
HSBC	09/04/24	GBP	5,502,303	USD	7,070,896	$(155,551)
HSBC	09/04/24	JPY	2,545,763,746	USD	17,034,720	$(389,501)
Midland Walwyn Capital, Inc.	10/03/24	EUR	79,367,175	USD	88,079,389	$213,454
Midland Walwyn Capital, Inc.	09/04/24	EUR	635,287	USD	688,754	$(13,621)
Morgan Stanley	09/04/24	JPY	68,648,021	USD	475,618	$5,764
Morgan Stanley	09/04/24	EUR	80,314,674	USD	87,114,226	$(1,681,852)
Standard Bank	09/04/24	USD	464,684	EUR	425,030	$5,230
						$(1,903,100)

Percentages are based on Net Assets of $282,008,899.

(1)	No Interest Rate Available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of August 31, 2024.

Cl — Class
DAC — Designated Activity Company
EUAMDB01 - EURIBOR ICE Swap Rate 1 Year
EUR003M — Euribor 3 Month
EUSA1 — EUR Swap Annual 1 Yr EUSA5 — EUR Swap Annual 5 Yr
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
AUGUST 31, 2024

GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Constant Maturity Rate 1 Year
H15T5Y — US Treasury Yield Curve Constant Maturity Rate 5 Year
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
Pty — Proprietary
Ser — Series
SOFRRATE — Secured Overnight Financing Rate

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$141,263,811	$–	$141,263,811
Sovereign Debt	–	64,117,220	–	64,117,220
U.S. Treasury Obligations	–	36,188,043	–	36,188,043
Mortgage-Backed Securities	–	33,688,190	–	33,688,190
Short-Term Investment	3,129,861	–	–	3,129,861
Total Investments in Securities	$3,129,861	$275,257,264	$–	$278,387,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Interest Rate Swap^
Unrealized Appreciation	$–	$7,556	$–	$7,556
Forward Contracts^
Unrealized Appreciation	–	479,592	–	479,592
Unrealized Depreciation	–	(2,382,692)	–	(2,382,692)
Total Other Financial Instruments	$–	$(1,895,544)	$–	$(1,895,544)

^Swaps and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2024

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 94.7%
	Shares	Value
EQUITY FUNDS — 94.7%
AQR Alternative Risk Premia Fund, Cl R6	27,561	$319,438
AQR Diversified Arbitrage Fund, Cl R6 (A)	261,477	3,221,394
AQR Managed Futures Strategy Fund, Cl R6	185,483	1,563,622
AQR Style Premia Alternative Fund, Cl R6	159,446	1,304,269
Total Registered Investment Companies
(Cost $5,783,305)		6,408,723
SHORT-TERM INVESTMENT — 4.1%

DWS Government Money Market Series, Institutional Shares, 5.380% (B)
(Cost $275,137)	275,137	275,137
Total Investments — 98.8%
(Cost $6,058,442)		$6,683,860

Percentages are based on Net Assets of $6,764,142.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Fund’s website at https://funds.aqr.com/funds/aqr-diversified-arbitrage-fund.
(B)	The rate reported is the 7-day effective yield as of August 31, 2024.

Cl — Class

As of August 31, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Statements of Assets and Liabilities

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$461,326,591	$230,241,643	$425,739,806	$148,381,858
Foreign Currency, at Value ††	36	637,603	631,834	–
Dividends and Interest Receivable	341,796	145,197	275,352	5,874
Receivable for Capital Shares Sold	191,503	116,247	175,843	76,191
Cash Collateral on Futures Contracts	34,709	284,643	228,313	–
Unrealized Appreciation on Futures Contracts	31,004	46,184	41,453	–
Reclaim Receivable	407	141,399	117,568	–
Receivable for Investment Securities Sold	–	–	–	740,193
Unrealized Appreciation on Spot Currency Contracts	–	600	552	–
Prepaid Expenses	3,685	2,786	3,855	2,659
Total Assets	461,929,731	231,616,302	427,214,576	149,206,775
Liabilities:
Payable for Capital Shares Redeemed	315,048	144,030	281,976	134,452
Payable Due to Adviser	111,179	52,305	89,341	16,480
Shareholder Servicing Fees Payable	109,000	54,425	100,738	33,981
Audit Fees Payable	17,344	17,344	17,344	17,344
ReFlow Fees Payable (Note 2)	11,922	–	–	–
Payable Due to Administrator	10,946	5,485	10,108	3,505
Transfer Agent Fees Payable	4,842	3,741	4,768	4,143
Chief Compliance Officer Fees Payable	4,789	2,380	4,399	1,516
Trustees Fees Payable	3,526	3,526	3,526	3,526
Custodian Fees Payable	–	21,087	–	1,812
Accrued Foreign Capital Gain Tax	–	14,269	6,659	–
Printing Fees Payable	–	2,193	–	8,323
Other Accrued Expenses	39,850	19,760	63,854	5,320
Total Liabilities	628,446	340,545	582,713	230,402
Commitments and Contingencies ‡
Net Assets	$461,301,285	$231,275,757	$426,631,863	$148,976,373
† Cost of Investments	$270,417,484	$160,982,756	$266,607,491	$100,650,179
†† Cost of Foreign Currency	–	642,675	632,421	–
Net Assets Consist of:
Paid-in Capital	$213,931,822	$164,856,650	$221,240,900	$98,303,273
Total Distributable Earnings	247,369,463	66,419,107	205,390,963	50,673,100
Net Assets	$461,301,285	$231,275,757	$426,631,863	$148,976,373

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	28,289,725	18,177,080	28,876,133	9,272,714
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$16.31	$12.72	$14.77	$16.07

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Statements of Assets and Liabilities- continued

‡ See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Statements of Assets and Liabilities

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$176,088,650	$35,956,719	$278,387,125	$6,683,860
Foreign Currency, at Value ††	–	–	1,620	–
Receivable for Investment Securities Sold	2,494,001	–	3,078,124	99,000
Dividends and Interest Receivable	1,266,811	51,192	2,527,075	1,508
Receivable for Capital Shares Sold	14,886	6,193	90,061	–
Cash	4,438	–	–	–
Reclaim Receivable	982	–	16,640	–
Unrealized Appreciation on Spot Currency Contracts	–	–	679	–
Cash Collateral on Swap Contracts	–	–	509,000	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	–	479,592	–
Reimbursement from Adviser	–	3,178	–	7,293
Receivable for Variation Margin on Swaps	–	–	1,773	–
Prepaid Expenses	3,562	2,192	3,795	1,959
Total Assets	179,873,330	36,019,474	285,095,484	6,793,620
Liabilities:
Payable for Investment Securities Purchased	2,485,768	–	–	–
Payable for Capital Shares Redeemed	131,622	11,799	159,941	–
Shareholder Servicing Fees Payable	41,701	8,270	66,651	1,519
Payable Due to Adviser	21,765	–	48,716	–
Audit Fees Payable	17,344	17,344	17,344	17,344
Payable Due to Administrator	4,314	875	6,888	164
Transfer Agent Fees Payable	4,251	3,289	4,465	3,222
Trustees Fees Payable	3,526	3,526	3,526	3,526
Chief Compliance Officer Fees Payable	1,981	399	3,169	74
Income Distributions Payable	81	85	94	–
Unrealized Depreciation on Forward Foreign Currency Contracts	–	–	2,382,692	–
Unrealized Depreciation on Spot Currency Contracts	–	–	332,369	–
Payable for Variation Margin on Swaps	–	–	7,068	–
Other Accrued Expenses	32,034	6,365	53,662	3,629
Total Liabilities	2,744,387	51,952	3,086,585	29,478
Commitments and Contingencies ‡
Net Assets	$177,128,943	$35,967,522	$282,008,899	$6,764,142
† Cost of Investments	$174,033,875	$36,228,581	$274,435,373	$6,058,442
†† Cost of Foreign Currency	–	–	1,069	–
Net Assets Consist of:
Paid-in Capital	$192,125,217	$36,820,064	$318,390,870	$7,812,622

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Statements of Assets and Liabilities

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Total Accumulated Loss	(14,996,274)	(852,542)	(36,381,971)	(1,048,480)
Net Assets	$177,128,943	$35,967,522	$282,008,899	$6,764,142

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	18,298,446	3,587,755	30,386,204	585,452
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.68	$10.03	$9.28	$11.55

‡ See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FOR THE YEAR ENDED AUGUST 31, 2024

Statements of Operations

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$7,665,993	$8,529,814	$10,410,666	$3,350,252
Interest Income	–	13,204	–	–
Less: Foreign Taxes Withheld	(1,171)	(396,586)	(327,813)	–
Total Investment Income	7,664,822	8,146,432	10,082,853	3,350,252

Expenses:
Investment Advisory Fees	2,662,547	1,725,771	2,844,259	917,910
Shareholder Servicing Fees	574,781	293,036	536,365	164,356
Administration Fees	135,488	68,994	126,348	39,548
Chief Compliance Officer Fees	21,857	11,111	20,364	6,341
Trustees' Fees (Form N-CSR Item 10)	16,056	16,056	16,056	16,056
Legal Fees	148,368	76,130	138,934	41,660
Custodian Fees	74,088	147,694	185,807	11,709
Printing Fees	69,577	46,114	63,065	17,582
Transfer Agent Fees	29,046	26,104	28,601	24,517
Registration Fees	27,119	24,728	26,989	21,913
Audit Fees	18,951	18,951	18,951	18,951
Reflow Fees (Note 2)	14,060	–	–	–
Insurance and Other Expenses	32,936	47,120	62,822	24,197

Total Expenses	3,824,874	2,501,809	4,068,561	1,304,740
Less:
Waiver of Investment Advisory Fees	(955,419)	(796,038)	(1,188,352)	(550,744)
Reimbursement by Investment Adviser	(209,480)	(104,899)	(354,496)	(161,094)
Net Expenses	2,659,975	1,600,872	2,525,713	592,902

Net Investment Income	5,004,847	6,545,560	7,557,140	2,757,350

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FOR THE YEAR ENDED AUGUST 31, 2024

Statements of Operations- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized Gain (Loss) on:
Investments	$65,900,769	$11,117,393	$43,018,670	$410,547
Futures Contracts	209,258	960,266	887,081	–
Foreign Currency Transactions	–	(77,295)	(81,483)	–
Distributions from Registered Investment Companies	2,366,210	51,301	1,462,196	2,514,161
Redemptions In-Kind	7,851,009	–	–	–
Forward Foreign Currency Contracts	–	6,856	8,902	–
Net Realized Gain (Loss)	76,327,246	12,058,521	45,295,366	2,924,708
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	29,926,914	20,077,456	37,662,579	21,464,556
Accrued foreign capital gains tax on appreciated securities	–	(14,269)	(6,659)	–
Futures Contracts	(21,101)	51,756	39,840	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	(10,934)	(7,550)	–
Net Change in Unrealized Appreciation (Depreciation)	29,905,813	20,104,009	37,688,210	21,464,556
Net Realized and Unrealized Gain	106,233,059	32,162,530	82,983,576	24,389,264
Net Increase in Net Assets Resulting from Operations	$111,237,906	$38,708,090	$90,540,716	$27,146,614

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FOR THE YEAR ENDED AUGUST 31, 2024

Statements of Operations

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$2,584,206	$946,578	$7,814,457	$755,942
Interest Income	6,473,302	–	8,633,047	1
Less: Foreign Taxes Withheld	(1,327)	–	(58,595)	–
Total Investment Income	9,056,181	946,578	16,388,909	755,943

Expenses:
Investment Advisory Fees	888,282	179,273	1,625,411	112,498
Shareholder Servicing Fees	239,177	44,376	371,774	12,146
Administration Fees	55,226	10,676	87,452	2,437
Trustees' Fees (Form N-CSR Item 10)	16,056	16,056	16,056	16,056
Chief Compliance Officer Fees	9,095	1,751	14,430	414
Legal Fees	62,431	11,837	98,697	3,103
Printing Fees	39,411	7,796	50,616	3,421
Custodian Fees	30,754	3,208	64,878	–
Transfer Agent Fees	25,484	23,262	26,767	22,689
Registration Fees	25,082	20,444	26,088	22,463
Audit Fees	18,951	18,951	18,951	18,951
Insurance and Other Expenses	51,557	19,443	68,735	18,736

Total Expenses	1,461,506	357,073	2,469,855	232,914
Advisory Waiver Recapture	–	–	2,258	–
Less:
Waiver of Investment Advisory Fees	(305,579)	(83,915)	(662,019)	(86,336)
Reimbursement by Investment Adviser	(208,363)	(116,739)	(186,764)	(102,573)
Net Expenses	947,564	156,419	1,623,330	44,005

Net Investment Income	8,108,617	790,159	14,765,579	711,938

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FOR THE YEAR ENDED AUGUST 31, 2024

Statements of Operations- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Realized Gain (Loss) on:
Investments	$(13,924,094)	$(261,964)	$(38,993,383)	$156,613
Futures Contracts	–	–	(85,497)	–
Forward Foreign Currency Contracts	–	–	2,823,267	–
Foreign Currency Transactions	–	–	1,219,728	–
Distributions from Registered Investment Companies	–	–	–	1,109
Swap Contracts	361	–	(4,677)	–
Net Realized Gain (Loss)	(13,923,733)	(261,964)	(35,040,562)	157,722
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,986,655	899,257	42,584,580	(185,905)
Swap Contracts	–	–	7,556	–
Forward Foreign Currency Contracts	–	–	(1,903,100)	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	–	(311,902)	–
Net Change in Unrealized Appreciation (Depreciation)	17,986,655	899,257	40,377,134	(185,905)
Net Realized and Unrealized Gain (Loss)	4,062,922	637,293	5,336,572	(28,183)
Net Increase in Net Assets Resulting from Operations	$12,171,539	$1,427,452	$20,102,151	$683,755

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Equity Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$5,004,847	$7,338,449
Net Realized Gain	76,327,246	12,598,021
Net Change in Unrealized Appreciation	29,905,813	32,609,678
Net Increase in Net Assets Resulting from Operations	111,237,906	52,546,148

Distributions	(20,162,680)	(19,231,435)

Capital Share Transactions:
Class I Shares:
Issued	49,573,707	67,822,988
Reinvestment of Distributions	20,162,680	19,231,434
Redeemed	(229,127,425)*	(114,774,872)
Net Class I Share Transactions	(159,391,038)	(27,720,450)
Net Decrease in Net Assets from Share Transactions	(159,391,038)	(27,720,450)
Total Increase (Decrease) in Net Assets	(68,315,812)	5,594,263

Net Assets:
Beginning of Year	529,617,097	524,022,834
End of Year	$461,301,285	$529,617,097

Share Transactions:
Class I Shares:
Issued	3,332,203	5,363,487
Reinvestment of Distributions	1,448,181	1,572,441
Redeemed	(15,862,360)*	(9,003,591)
Net Decrease in Shares Outstanding from Share Transactions	(11,081,976)	(2,067,663)

*Includes redemption in-kind transactions. See additional information contained in Note 2.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	International Equity Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$6,545,560	$7,330,267
Net Realized Gain (Loss)	12,058,521	(3,562,852)
Net Change in Unrealized Appreciation	20,104,009	23,346,921
Net Increase in Net Assets Resulting from Operations	38,708,090	27,114,336

Distributions	(9,010,866)	(6,397,783)

Capital Share Transactions:
Class I Shares:
Issued	17,922,972	36,698,445
Reinvestment of Distributions	9,010,866	6,397,782
Redeemed	(97,522,133)	(56,430,612)
Net Class I Share Transactions	(70,588,295)	(13,334,385)
Net Decrease in Net Assets from Share Transactions	(70,588,295)	(13,334,385)
Total Increase (Decrease) in Net Assets	(40,891,071)	7,382,168

Net Assets:
Beginning of Year	272,166,828	264,784,660
End of Year	$231,275,757	$272,166,828

Share Transactions:
Class I Shares:
Issued	1,535,812	3,404,507
Reinvestment of Distributions	784,236	613,991
Redeemed	(8,375,545)	(5,214,799)
Net Decrease in Shares Outstanding from Share Transactions	(6,055,497)	(1,196,301)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Equity Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$7,557,140	$9,870,367
Net Realized Gain	45,295,366	4,992,316
Net Change in Unrealized Appreciation	37,688,210	32,941,373
Net Increase in Net Assets Resulting from Operations	90,540,716	47,804,056

Distributions	(17,396,178)	(17,429,029)

Capital Share Transactions:
Class I Shares:
Issued	28,830,557	62,326,832
Reinvestment of Distributions	17,396,178	17,429,029
Redeemed	(191,254,365)	(110,018,877)
Net Class I Share Transactions	(145,027,630)	(30,263,016)
Net Decrease in Net Assets from Share Transactions	(145,027,630)	(30,263,016)
Total Increase (Decrease) in Net Assets	(71,883,092)	112,011

Net Assets:
Beginning of Year	498,514,955	498,402,944
End of Year	$426,631,863	$498,514,955

Share Transactions:
Class I Shares:
Issued	2,179,792	5,225,995
Reinvestment of Distributions	1,346,753	1,510,249
Redeemed	(14,512,413)	(9,190,783)
Net Decrease in Shares Outstanding from Share Transactions	(10,985,868)	(2,454,539)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Tax-Managed Global Equity Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$2,757,350	$2,374,385
Net Realized Gain	2,924,708	173,480
Net Change in Unrealized Appreciation	21,464,556	12,486,108
Net Increase in Net Assets Resulting from Operations	27,146,614	15,033,973

Distributions	(3,049,679)	(2,151,138)

Capital Share Transactions:
Class I Shares:
Issued	18,093,924	34,733,767
Reinvestment of Distributions	3,049,679	2,151,137
Redeemed	(35,234,885)	(32,379,075)
Net Class I Share Transactions	(14,091,282)	4,505,829
Net Increase (Decrease) in Net Assets from Share Transactions	(14,091,282)	4,505,829
Total Increase in Net Assets	10,005,653	17,388,664

Net Assets:
Beginning of Year	138,970,720	121,582,056
End of Year	$148,976,373	$138,970,720

Share Transactions:
Class I Shares:
Issued	1,270,310	2,754,399
Reinvestment of Distributions	215,206	175,746
Redeemed	(2,461,034)	(2,542,328)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(975,518)	387,817

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Systematic Fixed Income Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$8,108,617	$5,089,990
Net Realized Loss	(13,923,733)	(2,413,835)
Net Change in Unrealized Appreciation (Depreciation)	17,986,655	(3,290,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,171,539	(614,646)

Distributions	(7,839,863)	(5,090,220)

Capital Share Transactions:
Class I Shares:
Issued	21,416,165	46,864,599
Reinvestment of Distributions	7,839,441	5,089,799
Redeemed	(80,586,191)	(74,836,772)
Net Class I Share Transactions	(51,330,585)	(22,882,374)
Net Decrease in Net Assets from Share Transactions	(51,330,585)	(22,882,374)
Total Decrease in Net Assets	(46,998,909)	(28,587,240)

Net Assets:
Beginning of Year	224,127,852	252,715,092
End of Year	$177,128,943	$224,127,852

Share Transactions:
Class I Shares:
Issued	2,266,878	4,923,441
Reinvestment of Distributions	829,907	536,361
Redeemed	(8,535,697)	(7,866,514)
Net Decrease in Shares Outstanding from Share Transactions	(5,438,912)	(2,406,712)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Municipal Fixed Income Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$790,159	$552,616
Net Realized Loss	(261,964)	(269,663)
Net Change in Unrealized Appreciation	899,257	256,143
Net Increase in Net Assets Resulting from Operations	1,427,452	539,096

Distributions	(790,155)	(552,474)

Capital Share Transactions:
Class I Shares:
Issued	8,201,422	14,828,693
Reinvestment of Distributions	789,668	552,474
Redeemed	(13,601,535)	(15,979,172)
Net Class I Share Transactions	(4,610,445)	(598,005)
Net Decrease in Net Assets from Share Transactions	(4,610,445)	(598,005)
Total Decrease in Net Assets	(3,973,148)	(611,383)

Net Assets:
Beginning of Year	39,940,670	40,552,053
End of Year	$35,967,522	$39,940,670

Share Transactions:
Class I Shares:
Issued	826,637	1,501,208
Reinvestment of Distributions	79,443	55,940
Redeemed	(1,367,856)	(1,617,613)
Net Decrease in Shares Outstanding from Share Transactions	(461,776)	(60,465)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Systematic Fixed Income Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$14,765,579	$7,298,622
Net Realized Loss	(35,040,562)	(2,594,911)
Net Change in Unrealized Appreciation (Depreciation)	40,377,134	(5,965,917)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,102,151	(1,262,206)

Distributions	(14,571,427)	(7,299,595)

Capital Share Transactions:
Class I Shares:
Issued	35,147,230	58,510,649
Reinvestment of Distributions	14,570,922	7,299,528
Redeemed	(128,196,873)	(76,263,900)
Net Class I Share Transactions	(78,478,721)	(10,453,723)
Net Decrease in Net Assets from Share Transactions	(78,478,721)	(10,453,723)
Total Decrease in Net Assets	(72,947,997)	(19,015,524)

Net Assets:
Beginning of Year	354,956,896	373,972,420
End of Year	$282,008,899	$354,956,896

Share Transactions:
Class I Shares:
Issued	3,858,660	6,403,132
Reinvestment of Distributions	1,595,277	802,728
Redeemed	(14,110,687)	(8,359,572)
Net Decrease in Shares Outstanding from Share Transactions	(8,656,750)	(1,153,712)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Alternatives Fund
	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income	$711,938	$2,189,807
Net Realized Gain (Loss)	157,722	(1,774,990)
Net Change in Unrealized Appreciation (Depreciation)	(185,905)	205,115
Net Increase in Net Assets Resulting from Operations	683,755	619,932

Distributions	(667,015)	(2,255,407)

Capital Share Transactions:
Class I Shares:
Issued	832,729	21,128,771
Reinvestment of Distributions	667,015	2,255,407
Redeemed	(5,713,490)	(33,901,575)
Net Class I Share Transactions	(4,213,746)	(10,517,397)
Net Decrease in Net Assets from Share Transactions	(4,213,746)	(10,517,397)
Total Decrease in Net Assets	(4,197,006)	(12,152,872)

Net Assets:
Beginning of Year	10,961,148	23,114,020
End of Year	$6,764,142	$10,961,148

Share Transactions:
Class I Shares:
Issued	72,278	1,830,741
Reinvestment of Distributions	61,590	205,223
Redeemed	(510,310)	(3,093,180)
Net Decrease in Shares Outstanding from Share Transactions	(376,442)	(1,057,216)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$13.45	$12.65	$14.91	$11.07	$10.58
Income from Operations:
Net Investment Income(1)	0.15	0.18	0.14	0.12	0.12
Net Realized and Unrealized Gain (Loss)	3.28	1.09	(1.38)	3.86	0.59
Total from Operations	3.43	1.27	(1.24)	3.98	0.71
Dividends and Distributions:
Net Investment Income	(0.19)	(0.15)	(0.11)	(0.14)	(0.12)
Net Realized Gain	(0.38)	(0.32)	(0.91)	—	(0.10)
Total Dividends and Distributions	(0.57)	(0.47)	(1.02)	(0.14)	(0.22)
Net Asset Value, End of Year	$16.31	$13.45	$12.65	$14.91	$11.07
Total Return†	26.27%	10.48%	(9.04)%	36.19%	6.73%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$461,301	$529,617	$524,023	$636,244	$556,161
Ratio of Expenses to Average Net Assets(2)	0.55%	0.55%	0.55%	0.54%‡	0.48%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.79%	0.77%	0.77%	0.77%	0.76%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.03%	1.41%	1.02%	0.96%	1.15%
Portfolio Turnover Rate	33%	35%	26%	65%	83%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$11.23	$10.41	$13.04	$10.33	$10.19
Income from Operations:
Net Investment Income(1)	0.31	0.29	0.35	0.16	0.25
Net Realized and Unrealized Gain (Loss)	1.60	0.79	(2.68)	2.69	0.22
Total from Operations	1.91	1.08	(2.33)	2.85	0.47
Dividends and Distributions:
Net Investment Income	(0.42)	(0.26)	(0.30)	(0.14)	(0.33)
Total Dividends and Distributions	(0.42)	(0.26)	(0.30)	(0.14)	(0.33)
Net Asset Value, End of Year	$12.72	$11.23	$10.41	$13.04	$10.33
Total Return†	17.37%	10.52%	(18.28)%	27.78%	4.38%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$231,276	$272,167	$264,785	$325,683	$291,001
Ratio of Expenses to Average Net Assets(2)	0.65%	0.65%	0.65%	0.65%‡	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.02%	0.98%	0.97%	0.96%	1.00%
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.66%	2.70%	2.96%	1.31%	2.51%
Portfolio Turnover Rate	29%	40%	35%	28%	88%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$12.51	$11.78	$14.15	$10.80	$10.43
Income from Operations:
Net Investment Income(1)	0.22	0.24	0.25	0.14	0.17
Net Realized and Unrealized Gain (Loss)	2.53	0.90	(1.95)	3.35	0.46
Total from Operations	2.75	1.14	(1.70)	3.49	0.63
Dividends and Distributions:
Net Investment Income	(0.30)	(0.20)	(0.20)	(0.14)	(0.21)
Net Realized Gain	(0.19)	(0.21)	(0.47)	—	(0.05)
Total Dividends and Distributions	(0.49)	(0.41)	(0.67)	(0.14)	(0.26)
Net Asset Value, End of Year	$14.77	$12.51	$11.78	$14.15	$10.80
Total Return†	22.57%	10.09%	(12.63)%	32.59%	5.97%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$426,632	$498,515	$498,403	$606,741	$543,288
Ratio of Expenses to Average Net Assets(2)	0.56%	0.56%	0.56%	0.56%‡	0.52%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.90%	0.89%	0.87%	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.68%	1.98%	1.88%	1.13%	1.70%
Portfolio Turnover Rate	31%	35%	32%	52%	86%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$13.56	$12.33	$14.44	$11.05	$10.49
Income from Operations:
Net Investment Income(1)	0.28	0.23	0.28	0.16	0.13
Net Realized and Unrealized Gain (Loss)	2.54	1.22	(2.16)	3.38	0.57
Total from Operations	2.82	1.45	(1.88)	3.54	0.70
Dividends and Distributions:
Net Investment Income	(0.29)	(0.22)	(0.23)	(0.15)	(0.14)
Net Realized Gain	(0.02)	—	—	—	—
Total Dividends and Distributions	(0.31)	(0.22)	(0.23)	(0.15)	(0.14)
Net Asset Value, End of Year	$16.07	$13.56	$12.33	$14.44	$11.05
Total Return†	21.08%	11.91%	(13.28)%	32.28%	6.64%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$148,976	$138,971	$121,582	$123,670	$84,458
Ratio of Expenses to Average Net Assets(2)(3)	0.42%	0.42%	0.42%	0.42%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)(3)	0.92%	0.91%	0.91%	0.92%	0.99%
Ratio of Net Investment Income to Average Net Assets(2)(3) (4)	1.95%	1.82%	2.08%	1.21%	1.26%
Portfolio Turnover Rate	3%	15%	7%	39%	65%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.44	$9.67	$10.76	$10.93	$10.61
Income from Operations:
Net Investment Income(1)	0.39	0.21	0.13	0.14	0.20
Net Realized and Unrealized Gain (Loss)	0.23	(0.23)	(1.09)	(0.15)	0.33
Total from Operations	0.62	(0.02)	(0.96)	(0.01)	0.53
Dividends and Distributions:
Net Investment Income	(0.38)	(0.21)	(0.12)	(0.14)	(0.20)
Net Realized Gain	—	—	(0.01)	(0.02)	(0.01)
Total Dividends and Distributions	(0.38)	(0.21)	(0.13)	(0.16)	(0.21)
Net Asset Value, End of Year	$9.68	$9.44	$9.67	$10.76	$10.93
Total Return†	6.79%	(0.22)%	(8.97)%	(0.13)%	5.02%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$177,129	$224,128	$252,715	$258,928	$257,446
Ratio of Expenses to Average Net Assets(2)	0.48%	0.41%	0.41%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74%	0.69%	0.68%	0.69%	0.68%
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.11%	2.16%	1.23%	1.27%	1.84%
Portfolio Turnover Rate	232%	2%	56%	6%	10%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.86	$9.87	$10.27	$10.30	$10.23
Income from Operations:
Net Investment Income(1)	0.21	0.13	0.04	0.04	0.08
Net Realized and Unrealized Gain (Loss)	0.17	(0.01)	(0.40)	(0.03)	0.07
Total from Operations	0.38	0.12	(0.36)	0.01	0.15
Dividends and Distributions:
Net Investment Income	(0.21)	(0.13)	(0.04)	(0.04)	(0.08)
Total Dividends and Distributions	(0.21)	(0.13)	(0.04)	(0.04)	(0.08)
Net Asset Value, End of Year	$10.03	$9.86	$9.87	$10.27	$10.30
Total Return†	3.87%	1.25%	(3.54)%	0.10%	1.51%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$35,968	$39,941	$40,552	$38,365	$26,837
Ratio of Expenses to Average Net Assets(2)(3)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)(3)	0.94%	0.90%	0.88%	0.94%	1.06%
Ratio of Net Investment Income to Average Net Assets(2)(3) (4)	2.07%	1.35%	0.37%	0.39%	0.82%
Portfolio Turnover Rate	7%	18%	5%	8%	8%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.09	$9.30	$10.76	$10.88	$10.82
Income from Operations:
Net Investment Income(1)	0.43	0.18	0.20	0.10	0.24
Net Realized and Unrealized Gain (Loss)	0.19	(0.21)	(1.44)	(0.09)	0.09
Total from Operations	0.62	(0.03)	(1.24)	0.01	0.33
Dividends and Distributions:
Net Investment Income	(0.43)	(0.18)	(0.20)	(0.10)	(0.25)
Net Realized Gain	—	—	(0.02)	(0.03)	(0.02)
Total Dividends and Distributions	(0.43)	(0.18)	(0.22)	(0.13)	(0.27)
Net Asset Value, End of Year	$9.28	$9.09	$9.30	$10.76	$10.88
Total Return†	6.97%	(0.26)%	(11.66)%	0.06%	3.16%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$282,009	$354,957	$373,972	$403,035	$402,557
Ratio of Expenses to Average Net Assets(2)	0.52%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.79%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.73%	2.01%	2.00%	0.93%	2.26%
Portfolio Turnover Rate	261%	2%	9%	6%	13%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout each Year

Class I Shares	Year Ended August 31, 2024		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$11.40		$11.45	$10.45	$9.41	$10.00
Income from Operations:
Net Investment Income(1)	0.94		0.96	0.01	0.20	0.16
Net Realized and Unrealized Gain (Loss)	(0.08)		(0.33)	1.20	0.84	(0.57)
Total from Operations	0.86		0.63	1.21	1.04	(0.41)
Dividends and Distributions:
Net Investment Income	(0.71)		(0.68)	(0.21)	—	(0.17)
Return of Capital	—		—	—	—	(0.01)
Total Dividends and Distributions	(0.71)		(0.68)	(0.21)	—	(0.18)
Net Asset Value, End of Year	$11.55		$11.40	$11.45	$10.45	$9.41
Total Return†	7.97%		5.76%	11.84%	11.05%	(4.14)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$6,764		$10,961	$23,114	$1,488	$929
Ratio of Expenses to Average Net Assets(2)(3)	0.51	%(4)	0.50%	0.50%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)(3)	2.67%		1.93%	2.72%	7.71%	9.46%
Ratio of Net Investment Income to Average Net Assets(2)(3) (5)	8.17%		8.49%	0.13%	1.94%	1.67%
Portfolio Turnover Rate	11%		100%	5%	7%	37%

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Absent the interfund loan expense, the expense ratio for the Fund would be 0.50%.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Notes to Financial Statements

1.    Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund (formerly, Symmetry Panoramic US Fixed Income Fund), Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund (formerly, Symmetry Panoramic Global Fixed Income Fund) and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, Schwab Strategic Trust and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. J.P. Morgan Investment Management Inc. currently provides sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund. The Funds

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Symmetry Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

As of and during the year ended August 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2024, the Funds did not incur any significant interest or penalties.

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Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Systematic Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund all utilized futures contracts during the year ended August 31, 2024. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2024.

For the year ended August 31, 2024, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$1,070,490	$5,692,512	$5,065,518	$1,991,855

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency

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exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2024.

For the year ended August 31, 2024, the average monthly notional amount of forward foreign currency contracts held were as follows:

	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$179,434	$94,294	$(35,265,522)
Average Monthly Notional Balance Short	(12,118)	(20,146)	114,547,229

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to

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either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

For the year ended August 31, 2024, the monthly average balances of swap contracts held by the Funds was as follows:

Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$174,186
Average Monthly Notional Balance Short	(173,556)

ReFlow Liquidity Program —The Funds may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject

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to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently at 7 days), or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow fees that were incurred by the Funds during the year ended August 31, 2024 are recorded within the Statement of Operations, if applicable.

During the year ended August 31, 2024 the Symmetry Panoramic US Equity Fund satisfied redemption in-kind requests made by Reflow. Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Symmetry Panoramic US Equity Fund	July 2024 – August 2024	$17,828,995	1,126,699

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral. United States Treasury Securities and U.S. dollar cash are generally the preferred

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forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Systematic Fixed Income Fund, the

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Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Systematic Fixed Income Fund each intend to distribute substantially all of their net investment income, monthly and net capital gains, if any, at least annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the year ended August 31, 2024, the following interfund lending facilities occurred:

Borrowing Fund	Lending Fund	Amount Borrowed /Lent	Rate (%)	Date Borrowed	Date Repaid
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic U.S. Equity Fund	$484,200	6.855	1/26/2024	1/30/2024
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic Global Equity Fund	300,000	6.845	1/29/2024	1/30/2024
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic Global Equity Fund	40,000	6.845	1/30/2024	1/31/2024
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic Global Equity Fund	120,000	6.860	2/1/2024	2/2/2024
Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic U.S. Equity Fund	966,000	6.830	2/14/2024	2/15/2024

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Borrowing Fund	Lending Fund	Amount Borrowed /Lent	Rate (%)	Date Borrowed	Date Repaid
Symmetry Panoramic Tax-Managed Global Equity Fund	Symmetry Panoramic Global Equity Fund	$1,739,000	6.830	2/14/2024	2/15/2024

The amounts disclosed above represent the amounts borrowed/lent. There were no outstanding loan balances as of August 31, 2024. Interest expense, if applicable at year end, would be disclosed on the Statements of Operations.

3.    Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of August 31, 2024 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Symmetry Panoramic US Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$31,004	*	Unrealized depreciation on futures contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$31,004			$–

Symmetry Panoramic International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$46,184	*	Unrealized depreciation on futures contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$46,184			$–

Symmetry Panoramic Global Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$41,453	*	Unrealized depreciation on futures contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$41,453			$–

Symmetry Panoramic Global Systematic Fixed Income Fund
Interest rate contracts	Unrealized appreciation on swap contracts	$7,556	†	Unrealized depreciation on swap contracts	$–	†
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	479,592		Unrealized depreciation on forward foreign currency contracts	2,382,692
Total Derivatives not accounted for as hedging instruments		$487,148			$2,382,692

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* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments.

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2024.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$209,258	$—	$—	$209,258
Total	$209,258	$—	$—	$209,258

International Equity Fund
Foreign exchange contracts	$—	$6,856	$—	$6,856
Equity contracts	960,266	—	—	960,266
Total	$960,266	$6,856	$—	$967,122

Global Equity Fund
Foreign exchange contracts	$—	$8,902	$—	$8,902
Equity contracts	887,081	—	—	887,081
Total	$887,081	$8,902	$—	$895,983

US Systematic Fixed Income Fund
Credit contracts	$—	$—	$361	$361
Total	$—	$—	$361	$361

Global Systematic Fixed Income Fund
Interest rate contracts	$(85,497)	$—	$(4,677)	$(90,174)
Foreign exchange contracts	—	2,823,267	—	2,823,267
Total	$(85,497)	$2,823,267	$(4,677)	$2,733,093

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Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
US Equity Fund
Equity contracts	$(21,101)	$—	$—	$(21,101)
Total	$(21,101)	$—	$–	$(21,101)

International Equity Fund
Equity contracts	$51,756	$—	$—	$51,756
Total	$51,756	$—	$–	$51,756

Global Equity Fund
Equity contracts	$39,840	$—	$—	$39,840
Total	$39,840	$—	$–	$39,840

Global Systematic Fixed Income Fund
Interest rate contracts	$—	$—	$7,556	$7,556
Foreign exchange contracts	—	(1,903,100)	—	(1,903,100)
Total	$—	$(1,903,100)	$7,556	$(1,895,544)

4.    Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company and SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended August 31, 2024, the Funds were charged as follows for these services:

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Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$135,488
Symmetry Panoramic International Equity Fund	68,994
Symmetry Panoramic Global Equity Fund	126,348
Symmetry Panoramic Tax-Managed Global Equity Fund	39,548
Symmetry Panoramic US Systematic Fixed Income Fund	55,226
Symmetry Panoramic Municipal Fixed Income Fund	10,676
Symmetry Panoramic Global Systematic Fixed Income Fund	87,452
Symmetry Panoramic Alternatives Fund	2,437

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.     Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its

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hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2024 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Systematic Fixed Income Fund	0.52%*
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.57%**
Symmetry Panoramic Alternatives Fund	0.50%

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* Prior to January 1, 2024, the Fund’s contractual expense limit was 0.41% of the average daily net assets of the Fund.

**Prior to January 1, 2024, the Fund’s contractual expense limit was 0.43% of the average daily net assets of the Fund.

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2024 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

For the year ended August 31, 2024, the Adviser recaptured previously waived fees of $2,258 for the Symmetry Panoramic Global Systematic Fixed Income Fund.

As of August 31, 2024, the following amounts of waivers/reimbursements are subject to recoupment:

	Amount expiring in 2025	Amount expiring in 2026	Amount expiring in 2027
Symmetry Panoramic US Equity Fund	$90,197	$122,104	$209,480
Symmetry Panoramic International Equity Fund	12,718	32,119	104,899

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	Amount expiring in 2025	Amount expiring in 2026	Amount expiring in 2027
Symmetry Panoramic Global Equity Fund	$229,596	$227,722	$354,496
Symmetry Panoramic Tax-Managed Global Equity Fund	130,780	136,173	161,094
Symmetry Panoramic US Systematic Fixed Income Fund	191,500	197,914	208,363
Symmetry Panoramic Municipal Fixed Income Fund	103,204	111,215	116,739
Symmetry Panoramic Global Systematic Fixed Income Fund	151,535	159,780	186,764
Symmetry Panoramic Alternatives Fund	90,656	112,249	102,573

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Equity Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser has engaged J.P. Morgan Investment Management Inc. (“JPMIM”) to provide sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund (together with the Sub-Advised Equity Funds, the (“Sub-Advised Funds”). The Adviser pays AQR, DFA and JPMIM a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

7.    Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended August 31, 2024, were as follows:

	Symmetry Panoramic US Equity Fund		Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Purchases
U.S. Government	$–		$–	$–	$–
Other	157,554,242		69,193,409	136,551,093	16,160,306
Sales
U.S. Government	–		–	–	–
Other	313,845,314	(a)	142,475,566	290,101,935	4,173,723

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	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Purchases
U.S. Government	$330,260,705	$–	$336,238,125	$–
Other	110,322,128	2,489,576	435,993,657	910,397
Sales
U.S. Government	239,534,150	–	266,024,554	–
Other	261,452,272	7,076,595	599,940,259	4,963,780

(a) Sales exclude redemptions in-kind of $17,828,995 for the Symmetry Panoramic US Equity Fund. See Note 2.

8.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to distributions in excess redemption in kind equilization. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2024:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(21,453,229)	$21,453,229
Symmetry Panoramic Tax-Managed Global Equity Fund	(430,378)	430,378
Symmetry Panoramic Alternatives Fund	147	(147)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2024 and 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2024	$6,733,320	$13,429,360	$—	$20,162,680
2023	6,205,201	13,026,234	—	19,231,435
Symmetry Panoramic International Equity Fund
2024	9,010,866	—	—	9,010,866
2023	6,397,783	—	—	6,397,783

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	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic Global Equity Fund
2024	$10,623,661	$6,772,517	$—	$17,396,178
2023	8,575,235	8,853,794	—	17,429,029
Symmetry Panoramic Tax-Managed Global Equity Fund
2024	2,862,002	187,677	—	3,049,679
2023	2,151,138	—	—	2,151,138
Symmetry Panoramic US Systematic Fixed Income Fund
2024	7,839,863	—	—	7,839,863
2023	5,090,220	—	—	5,090,220
Symmetry Panoramic Municipal Fixed Income Fund
2024	23,389	—	766,766	790,155
2023	12,820	—	539,654	552,474
Symmetry Panoramic Global Systematic Fixed Income Fund
2024	14,571,427	—	—	14,571,427
2023	7,299,595	—	—	7,299,595
Symmetry Panoramic Alternatives Fund
2024	667,015	—	—	667,015
2023	2,255,407	—	—	2,255,407

As of August 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$7,224,535	$4,018,785	$8,044,065	$919,387
Undistributed Long-Term Capital Gain	49,846,899	–	40,817,373	2,595,129
Undistributed Tax-Exempt Income	–	–	–	–
Post-October Losses	–	–	–	–
Late-Year Loss Deferral	–	–	–	–
Capital Loss Carryforwards	–	(4,277,484)	–	–
Unrealized Appreciation	190,298,029	66,677,807	156,529,534	47,158,583
Other Temporary Differences	–	(1)	(9)	1
Total Distributable Earnings	$247,369,463	$66,419,107	$205,390,963	$50,673,100

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	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$35,785	$4	$133,482	$–
Undistributed Tax-Exempt Income	–	460	–	–
Post-October Losses	(13,356,704)	(184,675)	(34,531,641)	–
Late-Year Loss Deferral	–	–	–	(15,433)
Capital Loss Carryforwards	(3,730,130)	(206,753)	(5,622,594)	(1,620,738)
Unrealized Appreciation/(Depreciation)	2,054,775	(461,582)	3,638,783	587,693
Other Temporary Differences	–	4	(1)	(2)
Total (Accumulated Losses)	$(14,996,274)	$(852,542)	$(36,381,971)	$(1,048,480)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through August 31, 2024, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2024 through August 31, 2024 and specified losses realized on investment transactions from November 1, 2023 through August 31, 2024.

The Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund had Post-October losses of $13,356,704, $184,675 and $34,531,641, respectively. The funds elect to treat each as having arisen in the following fiscal year.

During the year ended September 30, 2024, the Symmetry Panoramic International Equity Fund utilized capital loss carryforwards of $11,857,113 to offset capital gains.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$4,277,484	$—	$4,277,484
Symmetry Panoramic US Systematic Fixed Income Fund	850,878	2,879,252	3,730,130
Symmetry Panoramic Municipal Fixed Income Fund	69,704	137,049	206,753
Symmetry Panoramic Global Systematic Fixed Income Fund	1,231,155	4,391,439	5,622,594
Symmetry Panoramic Alternatives Fund	1,620,738	—	1,620,738

For federal income tax purposes, the cost of securities owned at August 31, 2024, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign

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Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. For Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund, the difference in unrealized appreciation/(depreciation) is attributable to Foreign Capital Gains Tax Payable.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$271,028,599	$192,200,095	$(1,902,066)	$190,298,029
Symmetry Panoramic International Equity Fund	163,593,809	69,795,866	(3,103,790)	66,692,076
Symmetry Panoramic Global Equity Fund	269,242,984	161,005,825	(4,469,633)	156,536,192
Symmetry Panoramic Tax-Managed Global Equity Fund	101,223,275	47,158,583	—	47,158,583
Symmetry Panoramic US Systematic Fixed Income Fund	174,033,875	2,427,280	(372,505)	2,054,775
Symmetry Panoramic Municipal Fixed Income Fund	36,418,301	71,657	(533,239)	(461,582)
Symmetry Panoramic Global Systematic Fixed Income Fund	274,443,996	4,811,314	(1,172,531)	3,638,783
Symmetry Panoramic Alternatives Fund	6,096,167	587,693	—	587,693

9.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that certain Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying

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Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-

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U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), are exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.

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Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed

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income securities involve greater credit risk, including the possibility of default or bankruptcy.

●

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●

Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose

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value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash,

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it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

°

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

°

Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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°

Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

°

Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve

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investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also

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may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last

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for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the U.S. Federal Reserve (“Fed”) and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates might increase, the timing, frequency or magnitude of any such increases in interest rates, or when such increases might stop. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

Public health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

Governments, including the U.S. federal government, and central banks around the world have taken extraordinary and unprecedented actions to support local and global economies and the financial markets and may continue to do so, but the ultimate impact of these efforts is uncertain, and they may not be successful. Governments’ efforts to limit potential negative economic effects of the COVID-19 pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Central banks may increase their short-term policy rates or begin phasing out, or “tapering,” accommodative monetary policy facilities in the future. The timing, coordination, magnitude and effect of such policy changes on various markets are uncertain, and such changes in monetary policy may adversely affect the value of a Fund’s investments.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal

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and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 pandemic. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund's ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund's service providers, and negatively impact a Fund's performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad, including the current contentious domestic political environment and changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of COVID-19 pandemic and ensuing economic relief and public health measures Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant

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policy changes. However, over the last year, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, the U.S. and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation.

Extremely low or negative interest rates may persist or become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates persist or become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought have devastated, and in the future may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. The current U.S. administration may focus regulatory and public works projects around climate change concerns. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect

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AUGUST 31, 2024

the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy.

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AUGUST 31, 2024

In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to

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AUGUST 31, 2024

purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is

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not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10.    Concentration of Shareholders:

As of August 31, 2024, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	81%
Symmetry Panoramic International Equity Fund	2	81%
Symmetry Panoramic Global Equity Fund	2	82%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	88%
Symmetry Panoramic US Systematic Fixed Income Fund	3	89%
Symmetry Panoramic Municipal Fixed Income Fund	3	86%
Symmetry Panoramic Global Systematic Fixed Income Fund	2	79%
Symmetry Panoramic Alternatives Fund	3	87%

11.    Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.    Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2024.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”), each a series of Symmetry Panoramic Trust, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Report of Independent Registered Public Accounting Firm

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2024

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended August 31, 2024, the Fund is designating the following items with regard to distributions paid during the period:

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions(6)	Total Distributions
Symmetry Panoramic US Equity Fund	0.00%	74.96%	25.04%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Global Equity Fund	0.00%	38.93%	61.07%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	14.05%	85.95%	0.00%	100.00%
Symmetry Panoramic US Systematic Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	2.96%	97.04%	100.00%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	100.00%	0.00%	100.00%

	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	81.04%	83.64%	0.00%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.17%	72.32%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Equity Fund	37.14%	83.36%	0.00%	0.00%	0.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	39.29%	77.92%	0.00%	0.00%	0.00%
Symmetry Panoramic US Systematic Fixed Income Fund	0.00%	0.00%	14.86%	81.41%	0.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.00%	0.00%	11.06%	20.60%	0.00%
Symmetry Panoramic Alternatives Fund	1.51%	4.69%	0.00%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended August 31, 2024, the total amounts of foreign source income for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund were $6,669,317, $1,525,550 and $5,031,393, respectively. The total amounts of foreign taxes paid for the Symmetry Panoramic International Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Global Systematic Fixed Income Fund were $418,379, $118,205 and $58,595, respectively.

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

“Tax-exempt income distributions” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of the Symmetry Panoramic Municipal Fixed Income Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024 (Unaudited)

BOARD CONSIDERATION OF APPROVAL OF SUB-ADVISORY AGREEMENT (FORM N-CSR ITEM 11)

Symmetry Panoramic U.S. Equity Fund	Symmetry Panoramic US Systematic Fixed Income Fund
Symmetry Panoramic International Equity Fund	Symmetry Panoramic Municipal Fixed Income Fund
Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systematic Fixed Income Fund
Symmetry Panoramic Tax-Managed Global Equity Fund	Symmetry Panoramic Alternatives Fund

 (collectively, the “Funds”)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Symmetry Panoramic Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 26–27, 2024 to decide whether to renew the following Agreements for additional one-year terms:

●	the advisory agreement between Symmetry Partners, LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

●

the sub-advisory agreement between the Adviser and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds:

Sub-Adviser	Fund(s)
AQR Capital Management, LLC	Symmetry Panoramic US Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic Global Equity Fund
Dimensional Fund Advisors LP	Symmetry Panoramic US Equity Fund
Symmetry Panoramic International Equity Fund
Symmetry Panoramic Global Equity Fund

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024 (Unaudited)

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024 (Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates with respect to certain Funds. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2024 (Unaudited)

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market St., Suite 310

Philadelphia, PA 19103

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SYM-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A Special Meeting of Shareholders (the “Meeting”) of the series of Symmetry Panoramic Trust (the “Trust”), was held on December 26, 2023 for the purpose to elect Trustees of Symmetry Panoramic Trust (to be voted on by shareholders of each Fund that is a series of Symmetry Panoramic Trust, voting together as a single class). The proposal was approved with the following voting results:

Trustees Names		Shares Voted	% of Voted	% of Total
Mr. William M. Doran	For. . . . . . . . . . . . . . . . . . . .	139,096,035.997	99.574	79.224
	Against. . . . . . . . . . . . . . . . .	—	—	—
	Abstain. . . . . . . . . . . . . . . . .	585,574.678	0.426	0.339
	Total. . . . . . . . . . . . . . . . . . .	139,681,610.675	100.000	79.563

Mr. Jon C. Hunt	For. . . . . . . . . . . . . . . . . . . .	139,109,219.388	99.584	79.224
	Against. . . . . . . . . . . . . . . . .	—	—	—
	Abstain. . . . . . . . . . . . . . . . .	582,391.287	0.416	0.331
	Total. . . . . . . . . . . . . . . . . . .	139,691,610.675	100.000	79.894

Mr. Thomas P. Lemke	For. . . . . . . . . . . . . . . . . . . .	139,108,695.492	99.583	79.231
	Against. . . . . . . . . . . . . . . . .	—	—	—
	Abstain. . . . . . . . . . . . . . . . .	582,915.183	0.417	0.772
	Total. . . . . . . . . . . . . . . . . . .	139,691,610.675	100.000	80.003

Ms. Nichelle Maynard-Elliott	For. . . . . . . . . . . . . . . . . . . .	138,335,399.960	99.030	78.791
	Against. . . . . . . . . . . . . . . . .	—	—	—
	Abstain. . . . . . . . . . . . . . . . .	1,356,210.715	0.970	0.772
	Total. . . . . . . . . . . . . . . . . . .	139,691,610.675	100.000	79.563

Mr. Jay C. Nadel	For. . . . . . . . . . . . . . . . . . . .	139,109,848.553	99.584	79.232
	Against. . . . . . . . . . . . . . . . .	—	—	—
	Abstain. . . . . . . . . . . . . . . . .	581,762.122	0.416	0.331
	Total. . . . . . . . . . . . . . . . . . .	139,691,610.675	100.000	79.563

Mr. Randall S. Yanker	For. . . . . . . . . . . . . . . . . . . .	139,111,846.364	99.585	79.233
	Against. . . . . . . . . . . . . . . . .	—	—	—
	Abstain. . . . . . . . . . . . . . . . .	579,764.311	0.415	0.330
	Total. . . . . . . . . . . . . . . . . . .	139,691,610.675	100.000	79.563

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the 1940 Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: November 7, 2024

By	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: November 7, 2024